Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	GFI
Entity Registrant Name	GOLD FIELDS LTD
Entity Central Index Key	0001172724
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	723,735,186

Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
REVENUES
Product sales	$ 2,564.2	$ 5,800.1	$ 4,164.3	$ 3,228.3
COSTS AND EXPENSES
Production costs (exclusive of depreciation and amortization)	1,435.7	2,948.6	2,544	1,998.6
Depreciation and amortization	389.4	745.3	631.1	433.5
Corporate expenditure	20.7	25.9	47.5	35.5
Employee termination costs	35.3	32.8	10.3	21
Exploration expenditure	50.9	120.5	82.4	58
Feasibility and evaluation costs	9.3	95.2
Loss/(profit) on disposal of property, plant and equipment	(0.7)	0.4	(0.3)	(0.5)
Impairment of assets		9.5
Shaft closure costs				(0.2)
Increase/(decrease) in provision for post-retirement health care costs	(0.1)	0.1	(9.4)	3.4
Accretion expense on provision for environmental rehabilitation	10.9	24.9	19.3	13.9
Share-based compensation	27	66.4	53.9	33.7
Costs and Expenses, Total	1,978.4	4,069.6	3,378.8	2,596.9
OTHER (EXPENSES)/INCOME
Interest and dividends	12.9	25.4	40.2	24.9
Finance expense	(31.7)	(54.3)	(65.2)	(73.9)
Gain/(loss) on financial instruments	1	4.4	27.7	(1.3)
Gain/(loss) on foreign exchange	(1.4)	9.1	(8.5)	10.2
Profit/(loss) on disposal of listed investments	(0.4)	12.8	111.7	(16.1)
Impairment of listed investments		(0.5)	(8.1)	(16)
Loss on disposal of subsidiary				(0.3)
South African Equity Empowerment Transactions	(297.6)
Royalties	(43.3)	(149.7)
Other expenses	(30.5)	(69.9)	(31.9)	(7.7)
Nonoperating Income (Expense), Total	(391)	(222.7)	65.9	(80.2)
INCOME BEFORE TAX, IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' PROFITS/(LOSSES)	194.8	1,507.8	851.4	551.2
Income and mining tax expense	(133.8)	(552)	(358.4)	(264.6)
INCOME BEFORE IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' PROFITS/(LOSSES)	61	955.8	493	286.6
Impairment of investment in equity investee		(6.8)		(87.4)
Share of equity investee's profits/(losses)	4.9	4	(22.7)	(3.5)
Net income	65.9	953	470.3	195.7
Net income attributable to noncontrolling interests	(53.3)	(71.5)	(79.3)	(34.8)
Net income attributable to Gold Fields shareholders	$ 12.6	$ 881.5	$ 391	$ 160.9
BASIC EARNINGS PER SHARE ($)	$ 0.02	$ 1.22	$ 0.55	$ 0.24
DILUTED EARNINGS PER SHARE ($)	$ 0.02	$ 1.21	$ 0.55	$ 0.24
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE
COMPUTATION OF BASIC EARNINGS PER SHARE	711,011,673	722,376,228	705,364,200	670,328,262
COMPUTATION OF DILUTED EARNINGS PER SHARE	719,689,050	730,787,498	714,549,842	677,790,732
DIVIDEND PER SHARE ($)	$ 0.1	$ 0.24	$ 0.17	$ 0.17

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 744	$ 809.5	$ 500.7
Receivables	483.4	411.4	305.4
Inventories	297.7	256.3	234.9
Materials contained on heap leach pads	187.9	111.3	91.5
Total current assets	1,713	1,588.5	1,132.5
Property, plant and equipment, net	7,016.8	7,482	6,639.7
Goodwill	1,075.4	1,295.2	1,154.9
Non-current investments	272.2	344.3	254.3
TOTAL ASSETS	10,077.4	10,710	9,181.4
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	669.9	670.6	551.9
Interest payable	11.2	4.1	4.5
Royalties, income and mining taxes payable	264.4	156.1	104.3
Short-term loans and current portion of long-term loans	547	261.7	691.1
Total current liabilities	1,492.5	1,092.5	1,351.8
Long-term loans	1,360.7	1,136.6	430
Deferred income and mining taxes	1,019.4	1,051.8	982.5
Provision for environmental rehabilitation	336.9	324.4	275.7
Other non-current liabilities	13.5	19.7
Provision for post-retirement health care costs	2.1	2.7	2.8
Total liabilities	4,225.1	3,627.7	3,042.8
COMMITMENTS AND CONTINGENCIES-see notes 20 and 21
SHAREHOLDERS' EQUITY
Share capital December 31, 2011-1,000,000,000 (December 31, 2010-1,000,000,000; June 30, 2010: 1,000,000,000) authorized ordinary shares of 50 South African cents each. Shares issued December 31, 2011: 723,735,186 (Shares issued December 31, 2010: 720,796,887; June 30, 2010: 705,903,511)	59	58.8	57.8
Additional paid-in capital	5,374.6	5,313.2	5,005.4
Retained earnings	772.5	779.6	834.4
Accumulated other comprehensive (loss)/income	(423.3)	562.4	(96.5)
Gold Fields shareholders' equity	5,782.8	6,714	5,801.1
Noncontrolling interests	69.5	368.3	337.5
Total equity	5,852.3	7,082.3	6,138.6
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,077.4	$ 10,710	$ 9,181.4

Consolidated Balance Sheets (Parenthetical) (ZAR)	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Share capital, authorized ordinary shares	1,000,000,000	1,000,000,000	1,000,000,000
Share capital, par value	0.5	0.5	0.5
Share capital, Shares issued	723,735,186	720,796,887	705,903,511

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions, except Share data		Total	Share capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss)/income	Non-controlling interests	Share of equity investee's other comprehensive income	Mark-to-market of listed investments	Foreign exchange translation
BEGINNING BALANCE at Jun. 30, 2008		$ 4,975.5	$ 54.9	$ 4,490.4	$ 521.8	$ (243)	$ 151.4	$ 9.6	$ 156.9	$ (409.5)
BEGINNING BALANCE (in shares) at Jun. 30, 2008			653,200,682
Net income		195.7			160.9		34.8
Share of equity investee's other comprehensive income movements		(0.3)				(0.3)		(0.3)
Dividends declared		(121.2)			(121.2)
Loss arising on dilution of shareholding in equity investee		(24.5)				(24.5)		(24.5)
Share-based compensation		33.7		33.7
Mark-to-market of listed investments		(122.4)				(122.4)			(122.4)
Shares issued on conversion of debt instrument to equity: Mvela (in shares)			50,000,000
Shares issued on conversion of debt instrument to equity: Mvela		414.9	2.7	412.2
Realized gain (loss) on disposal of listed investments		16.1				16.1			16.1
Impairment of listed investments		16				16			16
Exercise of employee share options (in shares)			1,549,167
Exercise of employee share options		8	0.1	7.9
Foreign exchange translation		14.9				19.2				19.2
Other comprehensive income (loss)	[1]	(100.2)				(95.9)	(4.3)
Rights issue to noncontrolling interests-Cerro Corona		97.6					97.6
ENDING BALANCE at Jun. 30, 2009		5,504	57.7	4,944.2	561.5	(338.9)	279.5	(15.2)	66.6	(390.3)
ENDING BALANCE (in shares) at Jun. 30, 2009			704,749,849
Net income		470.3			391		79.3
Share of equity investee's other comprehensive income movements		0.8				0.8		0.8
Dividends declared		(141.2)			(118.1)		(23.1)
Share-based compensation		53.9		53.9
Mark-to-market of listed investments		24.9				24.9			24.9
Realized gain (loss) on disposal of listed investments		(111.7)				(111.7)			(111.7)
Impairment of listed investments		8.1				8.1			8.1
Exercise of employee share options (in shares)			1,153,662
Exercise of employee share options		7.4	0.1	7.3
Foreign exchange translation		337.5				320.3				320.3
Purchase of noncontrolling interests		(15.4)					(15.4)
Other comprehensive income (loss)	[1]	259.6				242.4	17.2
ENDING BALANCE at Jun. 30, 2010		6,138.6	57.8	5,005.4	834.4	(96.5)	337.5	(14.4)	(12.1)	(70)
ENDING BALANCE (in shares) at Jun. 30, 2010		705,903,511	705,903,511
Net income		65.9			12.6		53.3
Dividends declared		(96.3)			(67.4)		(28.9)
Share-based compensation		303.4		303.4
Mark-to-market of listed investments		28.8				28.8			28.8
Realized gain (loss) on disposal of listed investments		0.4				0.4			0.4
Exercise of employee share options (in shares)			751,630
Exercise of employee share options		4.4		4.4
Foreign exchange translation		629.7				629.7				629.7
Shares issued under the South African Equity Empowerment Transactions (in shares)			14,141,746
Shares issued under the South African Equity Empowerment Transactions		1	1
Other comprehensive income (loss)	[1]	658.9				658.9
Receipt of funds from noncontrolling interests		6.4					6.4
ENDING BALANCE at Dec. 31, 2010		7,082.3	58.8	5,313.2	779.6	562.4	368.3	(14.4)	17.1	559.7
ENDING BALANCE (in shares) at Dec. 31, 2010		720,796,887	720,796,887
Net income		953			881.5		71.5
Dividends declared		(211.1)			(174.9)		(36.2)
Share-based compensation		66.4		66.4
Mark-to-market of listed investments		(26.4)				(26.4)			(26.4)
Realized gain (loss) on disposal of listed investments		(12.8)				(12.8)			(12.8)
Impairment of listed investments		0.5				0.5			0.5
Exercise of employee share options (in shares)			3,794,629
Exercise of employee share options		6.5	0.3	6.2
Foreign exchange translation		(970.2)				(946.9)				(946.9)
Treasury shares		(11.3)	(0.1)	(11.2)
Treasury shares			(856,330)
Purchase of noncontrolling interests		(1,055.6)			(713.7)		(341.9)
Other comprehensive income (loss)	[1]	(1,008.9)				(985.7)	(23.2)
Receipt of funds from noncontrolling interests		31					31
ENDING BALANCE at Dec. 31, 2011		$ 5,852.3	$ 59	$ 5,374.6	$ 772.5	$ (423.2)	$ 69.5	$ (14.4)	$ (21.6)	$ (387.2)
ENDING BALANCE (in shares) at Dec. 31, 2011		723,735,186	723,735,186

[1]	Noncontrolling interests' share of other comprehensive income/(loss) relates to foreign exchange translation

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Net income	$ 65.9	$ 953		$ 470.3		$ 195.7
Other comprehensive (loss)/income	658.9 [1]	(1,008.9)	[1]	259.6	[1]	(100.2)	[1]
Share of equity investee's other comprehensive income				0.8		(0.3)
Loss arising on dilution of shareholding in equity investee						(24.5)
Mark-to-market adjustment of listed investments	28.8	(26.4)		24.9		(122.4)
Realized (gain)/loss on disposal of listed investments	0.4	(12.8)		(111.7)		16.1
Impairment of listed investments		0.5		8.1		16
Foreign currency translation adjustment	629.7	(970.2)		337.5		14.9
Comprehensive (loss)/income	724.8	(55.9)		729.9		95.5
Comprehensive (loss)/income attributable to:
Gold Fields shareholders	671.5	(104.2)		633.4		65
Noncontrolling interests	53.3	48.3		96.5		30.5
Comprehensive (loss)/income	$ 724.8	$ (55.9)		$ 729.9		$ 95.5

[1]	Noncontrolling interests' share of other comprehensive income/(loss) relates to foreign exchange translation

Consolidated Statements of Cash Flows In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Dec. 31, 2011 Far Southeast (FSE) Deposit USD ($)	Dec. 31, 2011 Mankayan Project-Bezant Resources USD ($)
CASH FLOWS FROM OPERATIONS
Net income	$ 65.9	$ 953	$ 470.3	$ 195.7
Reconciled to net cash provided by operations:
-Share of equity investees' (profits)/losses	(4.9)	(4)	22.7	3.5
-Impairment of investment in equity investee		6.8		87.4
-Income and mining tax expense	133.8	552	358.4	264.6
-Royalties	43.3	149.7
-(Profit)/loss on disposal of listed investments	0.4	(12.8)	(111.7)	16.1
-Impairment of listed investments		0.5	8.1	16
-Impairment of assets		9.5
-Loss on disposal of subsidiary				0.3
-Shaft closure costs				(0.2)
-Depreciation and amortization	389.4	745.3	631.1	433.5
-Loss/(profit) on disposal of property, plant and equipment	(0.7)	0.4	(0.3)	(0.5)
-Share-based compensation	27	66.4	53.9	33.7
-Accretion expense on provision for environmental rehabilitation	10.9	24.9	19.3	13.9
-(Decrease)/increase in provision for post-retirement health care costs	(0.1)	0.1	(9.4)	3.4
-Payment against post-retirement health care provision	(0.6)	(0.3)	(0.3)	(0.2)
-Finance expense capitalized	(4.7)	(9.3)	(6.5)	(63.6)
-South African Equity Empowerment Transactions	297.6
-Other	6.2	(16.5)	(54.1)	(50.5)
Changes in operating assets and liabilities:
-Receivables	(37)	22.1	94.4	(104.9)
-Inventories and heap leach pads	(25.7)	(165.2)	(43.4)	(60.3)
-Accounts payable and provisions	58.5	62.8	(41.7)	44.9
-Royalties paid	(44.5)	(125.1)
-Income and mining taxes paid	(106.5)	(352.8)	(227.9)	(197.9)
NET CASH PROVIDED BY OPERATIONS	808.3	1,907.5	1,162.9	634.9
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(593.6)	(1,153)	(913.1)	(760.3)
Proceeds on disposal of property, plant and equipment	5.3	5.3	1.2	3.6
Royalty termination			(257.1)
Purchase of Glencar asset			(43)
Investment					(66)	(7)
Purchase of listed investments	(9.4)	(0.1)	(13.5)	(12.8)
Proceeds on sale of listed investments	0.4	13.7	385.8	54.3
Proceeds on disposal of subsidiary				5
Investment in environmental trust fund	(15.4)	(16.2)	(12.3)	(10.4)
NET CASH UTILIZED IN INVESTING ACTIVITIES	(666.7)	(1,223.3)	(852)	(720.6)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised	1,543.8	1,167.9	1,619.9	1,312.3
Long and short-term loans repaid	(1,330.8)	(654.6)	(1,637.5)	(993.5)
(Repayment)/utilization of bank overdraft			(9.7)	7
Decrease in noncontrolling interests funding	(2.9)		(15.4)
Increase in noncontrolling interests funding	9.3	31
Purchase of noncontrolling interests		(1,055.6)
Dividends paid to Company shareholders	(67.4)	(174.9)	(118.1)	(121.2)
Dividends paid to noncontrolling interests	(20.2)	(41.9)	(23.1)
Payment to South African Equity interests in South Deep		(3)
Ordinary shares issued	5.4	6.5	7.4	10.7
NET CASH PROVIDED BY/(UTILIZED IN) FINANCING ACTIVITIES	137.2	(724.6)	(176.5)	215.3
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	30	(25.1)	8.8	(25.8)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	308.8	(65.5)	143.2	103.8
CASH AND CASH EQUIVALENTS-beginning of the year	500.7	809.5	357.5	253.7
CASH AND CASH EQUIVALENTS-end of year	$ 809.5	$ 744	$ 500.7	$ 357.5

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL
1	GENERAL

Gold Fields Limited (formerly Driefontein Consolidated Limited, or Driefontein, the Company or the Group) was originally incorporated in South Africa and listed on the JSE Securities Exchange S.A. (“JSE”) during 1968 as East Driefontein Gold Mining Company Limited. Following a merger with West Driefontein Gold Mining Company Limited, it was renamed Driefontein on June 15, 1981. On May 10, 1999, Driefontein completed a business combination, with another South African company listed on the JSE, Gold Fields Limited (“Old Gold Fields”). Old Gold Fields evolved through a series of transactions in 1998, whereby it acquired substantially all of the gold mining assets and interests previously held by Gold Fields of South Africa Limited, Gencor Limited, New Wits Limited and certain other shareholders in the companies owning the assets and interests. These assets and interests included publicly traded gold mining companies, mineral rights and service agreements. Driefontein, the surviving entity, was renamed Gold Fields Limited, and Old Gold Fields was renamed GFL Mining Services Limited, effective from that date. The Group is engaged in gold mining and related activities, including exploration, extraction, processing and smelting. Gold bullion, the Group’s principal product, is currently produced in South Africa, Ghana and Australia and sold in South Africa and internationally.

The Group also produces copper/gold concentrate in Peru, which is sold internationally.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
2	SIGNIFICANT ACCOUNTING POLICIES

(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles, or U.S. GAAP, requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities (including valuation of share-based compensation); valuation allowances for deferred tax assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

The following are accounting policies used by the Group which have been consistently applied for all periods presented:

(b)

CONSOLIDATION: The Group’s financial statements include the financial statements of the Group, and its subsidiaries, and its investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, the Company reviews its relationships with other entities to assess if the Company is the primary beneficiary of a variable interest entity. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated from the date that the Company was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which the Company does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

Goodwill is not amortized; however it is subject to an annual assessment for impairment. The Company evaluates the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, the Company compares the estimated fair values of its reporting units to their carrying amounts. If the carrying value of the reporting unit exceeds its estimated fair value, the Company compares the implied fair value of the reporting unit’s goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. The Company’s fair value estimates are based on numerous assumptions and it is possible that actual fair values will be significantly different from the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

(c) (i)	FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at period end. Gains and losses arising from these translations are recognized in earnings.

(ii)	FOREIGN ENTITIES: The Group’s foreign entities are regarded as those entities that are considered to be self-sustaining. The statement of financial position and statements of operations of foreign subsidiaries are translated on the following basis:

Assets and liabilities are translated at the prevailing exchange rate at period end. Statement of operations items are translated at the average exchange rate for the period. Exchange differences on translation are accounted for in shareholders’ equity. These differences are recognized in earnings upon realization of the underlying foreign entity.

(iii)	FUNCTIONAL CURRENCY: The functional currency of the Group’s South African operations is the South African Rand, of its Australian operations is the Australian dollar, of its Ghanaian operations and of its Peruvian operation is the U.S. dollar. The translation differences arising as a result of converting the South African Rand and the Australian dollar to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of other comprehensive income.

(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

At the Group’s surface mines, when it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop the property are capitalized as incurred until saleable minerals are extracted from the mine and are amortized using the units-of-production method over the estimated life of the ore body based on estimated recoverable ounces or pounds mined from proven and probable reserves. These costs include costs to further delineate the ore body and remove overburden to initially expose the ore body. Subsequent mine development costs are treated as variable production costs.

At the Group’s underground mines, the Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. At the Group’s underground mines, these costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, development and exploration stage properties. The amount capitalized related to mineral interests represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. Exploration stage mineral interests represent interests in properties that are believed to potentially contain (i) other mineralized material such as inferred material within pits, measured, indicated and inferred material with insufficient drill spacing to qualify as proven and probable reserves; and inferred material in close proximity to proven and probable reserves; (ii) around-mine exploration potential such as inferred material not immediately adjacent to existing reserves and mineralization but located within the immediate mine infrastructure; (iii) other mine-related exploration potential that is not part of measured, indicated or inferred material and is comprised mainly of material outside of the immediate mine area; or (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property as described above. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. At the Group’s South African operations, its amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above-infrastructure reserve declarations as approved by the Company’s Board. However, if management becomes aware of significant changes in its above-infrastructure reserves ahead of the scheduled updates, management would not hesitate to immediately update its amortization and depreciation calculations and then subsequently notify the Company’s Board. A similar approach is followed at the Group’s operations in Ghana and Peru, due to the longer-life of the primary ore body. At the Group’s other international operations, such as Australia, the Group’s amortization and depreciation calculations are updated on a more regular basis during the year for all known changes in proven and probable reserves. The nature and life-span of the ore body, and the on-going information gathered in connection with the ore body, facilitates these more frequent updates.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Company’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to earnings if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor, adjusted for inflation, that reflects the risk-free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

(e)	DEFERRED TAXATION: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each reporting date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in the income statement during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions, unutilized capital allowances and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

The Group recognizes interest and penalties, if any, in the income statement as part of income tax expense.

Gold Fields recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

(f)

NON-CURRENT INVESTMENTS: Non-current investments comprise (i) investments in listed companies which are classified as available-for-sale and are accounted for at fair value, with unrealized holding gains and losses excluded from earnings and reported as a separate component of shareholders’ equity; and (ii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value; (iii) monies in environmental trust fund; and (iv) equity method investments. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

(g)	MATERIALS CONTAINED IN HEAP LEACH PADS: The recovery of gold from certain oxide ores is best achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is permeated with a chemical solution, which dissolves the gold contained in the ore. The resulting “pregnant” solution is further processed in a leach plant where the gold in solution is recovered. For accounting purposes, value is added to leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. Value is removed from the leach pad as ounces are recovered in circuit at the leach plant based on the average cost per recoverable ounce of gold on the leach pad.

The engineering estimates of recoverable gold on the heap leach pads are calculated from quantities of ore placed on the pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on the leach process and the ore type). In general, the leach pad production cycles project recoveries of approximately 50% to 70% of the placed recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is completed.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold from the pad will not be known until the leaching process is terminated.

The current portion of leach pad inventories is determined based on engineering estimates of the quantities of gold at the reporting date that are expected to be recovered during the next twelve months.

(h)	INVENTORIES: Inventories are valued at the lower of cost and market value. The Group’s inventories comprise consumable stores, gold-in-process, gold bullion, ore stockpiles and mineral rights and are accounted for as follows:

Consumable stores: Consumable stores are valued at average cost, after appropriate provision for surplus and slow moving items.

Gold-in-process: Gold in-process inventories at the international operations represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific mining operation, but include mill in-circuit, leach in-circuit, flotation and column cells, and carbon in-pulp inventories. In-process material is measured based on assays of the material fed to process and the projected recoveries of the respective plants. In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine, stockpile or leach pad plus the in-process conversion costs, including applicable depreciation relating to the process facility, incurred to that point in the process.

Gold bullion: Gold bullion inventories represent saleable gold ore or gold bullion and are valued at the average cost of the respective in-process inventories incurred prior to the refining process, plus refining costs.

Concentrates: Concentrate inventories represent concentrate available for shipment. The concentrate inventory is valued at the average cost, including an allocated portion of amortization. Costs are added to and removed from the concentrate inventory based on tons of concentrate and are valued at the lower of average cost and market value. Management’s determination of the gold and copper concentrate content and quantity depends on assay and laboratory results for the metal content and survey for the quantities.

Stockpiles: Stockpiles represent coarse ore that has been extracted from the mine that is available for further processing. Stockpiles are measured by estimating the number of tons (via truck counts and/or in-pit surveys of the ore before stockpiling) added and removed from the stockpile, the number of contained ounces (based on assay data) and the recovery percentage (based on the process for which the ore is destined). Stockpile tonnages are verified by periodic surveys. Stockpiles are valued based on mining costs incurred up to the point of stockpiling the ore, including applicable depreciation and amortization relating to mining operations. Value is added to a stockpile based on the current mining cost per ton plus applicable depreciation and amortization and removed at the average cost per recoverable ounce of gold in the stockpile.

Mineral rights: Mineral rights not linked to any specific operation are valued at the lower of cost and market value.

(i)	FINANCIAL INSTRUMENTS: Financial instruments carried on the statement of financial position include cash and cash equivalents, investments, receivables, derivative financial instruments, accounts payable and accrued liabilities. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

(j)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards Codification, or ASC, guidance for derivative instruments and hedging activities.

Under ASC 815, all derivatives are recognized on the statement of financial position at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction (cash flow hedge), or (3) a hedge of a net investment in a foreign entity. Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in earnings, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in earnings in the same period during which the hedged firm commitment or forecasted transaction affects earnings.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under SFAS No. 133 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Hedges of net investment in foreign entities are accounted for similarly to cash flow hedges. Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in the statement of operations, under the caption entitled gains and losses on financial instruments. The fair value recognized on the statement of financial position is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

(k)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

(l)	TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at period end. Irrecoverable amounts are written off during the period in which they are identified.

(m)	PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

(n)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

(o)	ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the Group’s South African mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the statement of financial position.

(p)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: In South Africa, the Group operates a defined benefit pension plan and a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

The expected costs of the defined benefit pension plan are assessed in accordance with the advice of independent actuaries. The cost of experience adjustments or planned amendments is expensed to the statement of operations over the expected average remaining service lives of the relevant employees. Any shortfalls are funded either immediately or as increased employer contributions to ensure the ongoing soundness of the fund.

Contributions to defined contribution funds are expensed to the statement of operations as incurred.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes. Post-retirement health care in respect of existing employees is recognized as an expense over the remaining service lives of the relevant employees.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)	SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in fiscal 2011, six months ended December 31, 2010, fiscal 2010 and fiscal 2009 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Accounting for Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Share-Based-Payment.

Prior to July 1, 2005, the Group accounted for share-based payments under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, or APB 25, and related Interpretations, as permitted by ASC 718. In accordance with APB 25, no compensation cost was required to be recognized for options granted that had an exercise price equal to the market value of the underlying common stock on the date of grant other than on occasions where the term of the share option vesting schedules are modified or accelerated.

(q)	REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract, the pricing is fixed and determinable and collectability is reasonably assured. Sales revenue excludes value-added tax but includes the net profit and losses arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

Contracts for the Sales of copper concentrate are provisionally priced—that is, the selling price is subject to final adjustment at the end of a period normally ranging from 30 to 90 days after delivery to the customer, based on market prices at the relevant quotation points stipulated in the contract.

Revenue on provisionally priced copper concentrate sales is recorded on the date of shipment, net of refining and treatment charges, using the forward London Metal Exchange price to the estimated final pricing date, adjusted for the specific terms of the relevant agreement. Variations between the price used to recognize revenue and the actual final price received can be caused by changes in prevailing copper and gold prices and result in an embedded derivative. The host contract is the receivable from the sale of copper concentrate at the forward London Metal Exchange price at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked-to-market each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue while the contract itself is recorded in accounts receivable.

(r)	DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

(s)	INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.

(t)	DIVIDENDS DECLARED: Dividends proposed and the related taxation thereon are recognized only when the dividends are declared. Dividends are payable in South African Rand.

(u)	SEGMENT REPORTING: The Group is a gold mining company operating geographically in South Africa, Ghana, Australia and Peru. The business segments comprise geographical operations based on locations and operating units.

(v)	EARNINGS/(LOSS) PER SHARE is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the period. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/(loss) per share.

(w)	RECLASSIFICATIONS: Certain amounts in prior periods and fiscal years have been reclassified to conform to the current period presentation.

(x)	RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Revenue recognition

In October 2009, the Accounting Standards Codification, or ASC guidance, related to revenue recognition: multiple-deliverable revenue arrangements was updated. The update specifies multiple–deliverable revenue arrangements will be separated in more circumstances than under existing U.S. GAAP requirements. It establishes a selling price hierarchy and requires significant expansion of disclosures relating to multiple-deliverable revenue arrangements. The amendments in this update are effective prospectively for revenue arrangements entered into or modified in fiscal years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

In April 2010, the ASC guidance related to revenue recognition: milestone method of revenue recognition was updated. The amendments provide guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years beginning on or after June 15, 2010 The updated guidance did not impact the Group’s financial statements.

Fair value measurements

In January 2010, the ASC guidance related to fair value measurement: improving disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 (unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities) and Level 2 (Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly for substantially the full term of the asset or liability) fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not have an impact on the Group’s financial statements.

Derivatives and hedging

During March 2010, the ASC guidance related to derivatives and hedging: scope exception related to embedded credit derivatives was updated. The amendments clarify the scope exceptions related to embedded credit derivatives. The amendments are effective from the first fiscal quarter beginning after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Compensation—stock compensation

During April 2010, the ASC guidance related to compensation- stock compensation: effect of denominating the exercise price of a share-based payment awarded in the currency of the market in which the underlying equity security trades was updated. The update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for those fiscal years, and interim periods within those fiscal years beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Financial services—insurance

During April 2010, the ASC guidance related to financial services insurance: how investments held through separate accounts affect an insurer’s consolidation analysis of those investments was updated. The updated guidance did not impact the Group’s financial statements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2010.

Receivables

During April 2010, the ASC guidance related to receivables: effect of a loan modification when the loan is part of a pool that is accounted for as single asset was updated. The amendment clarifies that modifications of loans that are accounted for within a pool do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The amendments are effective for modifications of loans accounted for within pools under Subtopic 310-30 occurring in the first interim an annual period ending July 15, 2010. The updated guidance did not impact the Group’s financial statements.

In July 2010, the ASC guidance related to receivables: disclosures about the credit quality of financing receivables and the allowance for credit losses was updated. The update requires disclosure of additional information to assist financial statement users understand more clearly an entity’s credit risk exposures to finance receivables and the related allowance for credit losses. For public entities, the disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Defined contribution pension plans

During September 2010, the ASC guidance related to plan accounting - defined contribution pension plans : reporting loans to participants by defined contribution pension plans (a consensus of the FASB emerging issues task force) relating to reporting loans to participants by defined contribution pension plans was updated. The amendments require that participant loans be classified as notes receivable from participants, which are segregated from plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest. The amendments are applied retrospectively to all prior periods presented, effective for fiscal years ending after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Intangibles—goodwill and other

In December 2010, the ASC guidance related to intangibles - goodwill and other: when to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts relating to goodwill testing was updated. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. For public entities, the update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Business combinations

In December 2010, the ASC guidance related to business combinations: disclosure of supplementary pro forma information for business combinations relating to business combinations was updated. The update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The update also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

(y)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

Receivables

During January 2011, the ASC guidance related to receivables: deferral of the effective date of disclosures about troubled debt restructurings on update 2010-20 was issued. The update temporarily delays the effective date of the disclosures about troubled debt restructurings in Update 2010-20 for public entities. The delay is intended to allow the Board time to complete its deliberations on what constitutes a troubled debt restructuring. The effective date of the new disclosures about troubled debt restructurings for public entities and the guidance for determining what constitutes a troubled debt restructuring will then be coordinated. Currently, that guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011.

During April 2011, the ASC guidance related to receivables: a creditor’s determination of whether a restructuring is a troubled debt restructuring was updated. The amendments clarify the guidance on a creditor’s evaluation of whether restructuring constitutes a concession and whether the debtor is experiencing financial difficulties. The updated guidance did not impact the Group’s financial statements. The amendments are effective for the first interim or annual period beginning on or after June 15, 2011.

Fair value measurement

During May 2011, the ASC guidance related to fair value measurement: amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS was issued. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Group expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on its consolidated financial statements. The ASU is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively.

Comprehensive income

During June 2011, the ASC guidance related to comprehensive income: presentation of comprehensive income was updated. The amendments provide an entity with the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The amendments eliminate the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Group plans to implement the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of income in 2012.

Intangibles: Goodwill and other

During September 2011, the ASC guidance related to intangibles: goodwill and other: testing goodwill for impairment was updated. The amendments permit an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group will implement the provisions of ASU 2011-08 as of January 1, 2012.

Balance sheet

During December 2011, the ASC guidance related to balance sheet: disclosures about offsetting assets and liabilities was updated. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The amendments are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Group will implement the provisions of ASU 2011-11 as of January 1, 2013.

ACQUISITION AND DISPOSAL OF BUSINESSES	12 Months Ended
Dec. 31, 2011
ACQUISITION AND DISPOSAL OF BUSINESSES
3.	ACQUISITION AND DISPOSAL OF BUSINESSES

(a) Disposal of IRCA (Pty) Limited

On March 28, 2009, Gold Fields Limited, or Gold Fields, or the Company, disposed of its assets in IRCA (Pty) Limited, or IRCA, for a total cash consideration of $5.0 million, realizing a loss of $0.3 million, which was included in loss on sale of subsidiaries in the consolidated statement of operations in fiscal 2009.

(b) Sale of Essakane project

On October 11, 2007, Gold Fields reached an agreement to sell its 60% stake in the Essakane exploration project located in Burkina Faso to Orezone Gold Corporation, or Orezone, for a minimum total consideration of $200 million. The transaction closed on November 26, 2007. Orezone paid Gold Fields $152 million in cash and issued 41,666,667 common shares having an aggregate subscription price of $48 million to its wholly-owned subsidiary, Gold Fields Essakane (BVI) Limited.

Following the disposal, Gold Fields owned 41,666,667 common shares of Orezone, representing 12.2% of Orezone’s issued and outstanding common shares. During fiscal year ended June 30, 2009, Gold Fields exchanged the Orezone shares for approximately 3.3 million shares of IAMGold Limited as a result of the acquisition of all Orezone shares by IAMGold. Gold Fields subsequently disposed of the IAMGold shares for a cash consideration of $33.4 million in fiscal year ended June 30, 2009, realizing a profit of $7.2 million.

(c) Far South East Project

On March 22, 2012, Gold Fields exercised its 40% option in the gold-copper Far Southeast Project, or FSE, in the Philippines after making a $110 million payment. On September 20, 2010 Gold Fields entered into two option agreements with Lepanto the 60% owner of FSE, and Liberty the 40% owner of FSE, granting Gold Fields an option to acquire a 60% interest in FSE for a total consideration of $340-million.

After paying option fees of $10.0 million and making two down-payments of $44 million and $66 million in September 2010 and September 2011 respectively, Gold Fields brought forward half of the remaining $220 million payment to acquire Liberty’s 40% interest in FSE. Gold Fields continues to hold its option to acquire an additional 20% stake in FSE from Lepanto for a further US$110 million, which, if exercised, would increase its total interest in FSE to 60%.

The Liberty and Lepanto options were initially granted to Gold Fields for the later of 18 months from signature in September 2010 or the date of receiving a Financial or Technical Assistance Agreement, or FTAA, for the project. A FTAA licence allows a foreign corporation to control a majority interest in a Philippine mining project. Notwithstanding this provision, Gold Fields has the discretion to exercise either option prior to the FTAA being granted. The FTAA application for the FSE project was filed in November 2011 and based on the date of the filing Gold Fields expects it could be granted in the second half of 2012. Gold Fields also expects to have a maiden resource statement for FSE and commence a pre-feasibility study later this year. See “—Growth & International Projects—International Projects—Far Southeast Scoping Study”.

(d) The Mankayan Project

On October 4, 2011, Gold Fields entered into an option agreement with Bezant Resources PLC (Bezant), or Bezant, to acquire the entire issued share capital of Asean Copper Investments Limited, or Asean, which is incorporated in the British Virgin Islands, a wholly owned subsidiary of Bezant. Asean holds Bezant’s entire interest in the Guinaoang porphyry copper-gold deposit (the Mankayan project) located on Luzon Island in the Philippines.

Gold Fields paid an upfront non-refundable option fee of $7.0 million and was granted the option to acquire the entire issued share capital of Asean for $63.0 million. The option can be exercised from the date upon which it is granted until expiry on January 31, 2013. The Mankayan project is located approximately four kilometers east of the FSE deposit.

(e) Ghana Operations

On June 22, 2011, Gold Fields acquired the 18.9% minority stake of IAMGold Corporation, or IAMGold, in the Tarkwa and Damang gold mines in Ghana, for a cash consideration of U.S.$667 million, increasing Gold Fields’ interest in each of the Tarkwa and Damang gold mines from 71.1% to 90.0%, the remaining 10.0% interest being held by the government of Ghana.

(f) Peru Operations

On March 22, 2011, Gold Fields Corona (BVI) Limited, a wholly owned subsidiary of Gold Fields made a voluntary purchase offer to acquire the outstanding common voting shares and investment shares of Gold Fields La Cima S.A.A., or La Cima, that were not already owned. The offer closed on April 15, 2011. With the closing of the offer and with further purchases of shares after that date, Gold Fields’ effective economic shareholding in La Cima increased to 98.5% from 80.7% for a total cash consideration of U.S.$382 million. La Cima holds the Cerro Corona mine in Peru.

FINANCE EXPENSE	12 Months Ended
Dec. 31, 2011
FINANCE EXPENSE
4.	FINANCE EXPENSE

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June, 30
	2011	2010	2010	2009
Interest expense—Mvelaphanda loan	—	—	—	(34.9)
Interest expense—preference share dividend	(1.3)	(3.1)	(5.9)	(9.8)
Interest expense—other	(62.3)	(33.3)	(65.8)	(92.8)

Total finance expense	(63.6)	(36.4)	(71.7)	(137.5)
Capitalized interest	9.3	4.7	6.5	63.6

	(54.3)	(31.7)	(65.2)	(73.9)

INCOME AND MINING TAX EXPENSE	12 Months Ended
Dec. 31, 2011
INCOME AND MINING TAX EXPENSE
5.	INCOME AND MINING TAX EXPENSE

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2011	2010	2010	2009
Current income taxes
South Africa	(108.3)	(39.0)	(67.7)	(101.6)
Ghana	(180.5)	(73.4)	(98.6)	(34.2)
Australia	(35.9)	—	(16.5)	(21.0)
Peru	(111.7)	(47.1)	(51.2)	(16.1)

Current income and mining taxes	(436.4)	(159.5)	(234.0)	(172.9)

Deferred income taxes
South Africa	(70.1)	44.9	(58.6)	(37.5)
Ghana	(12.0)	4.5	(28.1)	(24.7)
Australia	(51.3)	(22.9)	(12.3)	(12.8)
Peru	17.8	(0.8)	(25.4)	(16.7)

Deferred income and mining taxes	(115.6)	25.7	(124.4)	(91.7)

Total income and mining taxes	(552.0)	(133.8)	(358.4)	(264.6)

The Company’s pre-tax income before, impairment of equity investee and share of equity investee’s share of losses comprise:

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2011	2010	2010	2009
South Africa	378.5	(221.0)	192.0	269.9
Ghana	624.9	216.8	343.1	140.7
Australia	258.8	77.3	55.7	92.3
Peru	241.1	139.4	164.6	82.7
British Virgin Islands(1)	4.5	(17.7)	96.0	(34.4)

	1,507.8	194.8	851.4	551.2

(1)

The pre-tax loss relates to non-operating entitites, incorporated in the British Virgin Islands, includes impairment of investments for fiscal year ended December 31, 2011; net gain on disposal of investments in the six-month period ended December 31, 2010, a net gain on disposal of investments and impairment of investments in fiscal year ended June 30, 2010 and a net loss on disposal and impairment of listed investments in fiscal year ended June 30, 2009.

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June, 30
	2011	2010	2010	2009

South African mining tax on mining income is determined on a formula basis which takes into account the profit and revenue from mining operations during the year. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate on temporary differences. The applicable tax rates are:

South Africa:
Mining statutory rate	43.0%	43.0%	43.0%	43.0%
Non-mining income standard tax rate	35.0%	35.0%	35.0%	35.0%
Non-mining companies	28.0%	28.0%	28.0%	28.0%
Ghana	25.0%	25.0%	25.0%	25.0%
Australia	30.0%	30.0%	30.0%	30.0%
Peru	30.0%	35.6%	35.6%	35.6%
Major items causing the Group’s income tax provision to differ from the South African mining statutory rate were:
Tax on net income at South African mining statutory rate	(648.4)	(83.7)	(366.1)	(237.0)
Rate adjustment to reflect company tax rates.	239.2	74.3	62.7	49.1
South African mining tax formula rate adjustment	11.9	10.4	16.6	27.7
Valuation allowance raised against deferred tax assets	—	—	(8.3)	(17.5)
Reversal of valuation allowance previously raised against deferred tax assets	22.0	10.3	0.1	2.7
Non taxable income/non deductible expenditure[1]	(199.0)	(197.6)	27.4	(54.4)
South African capital gains tax	—	—	(23.9)	—
Royalties[2]	—	—	(71.6)	(37.7)
Deferred tax release on reduction of tax rate at the Peruvian operation (six months ended December 31, 2010: South African operations)	9.1	61.3	—	—
Other	13.2	(8.8)	4.7	2.5

Income and mining tax expense	(552.0)	(133.8)	(358.4)	(264.6)

(1)

The $199.0 million (six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $nil (six months ended December 31, 2010: $128.0 million) empowerment transaction costs, $24.5 million (six months ended December 31, 2010: $11.6 million) share-based-compensation, $92.8 million (six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs and $35.9 million (six months ended December 31, 2010: $12.6 million) National Stabilization Levy in Ghana.

(2)	The classification of royalty expense at the Group’s operations requires judgement, particularly at the Groups’ South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group’s international operations, and the fact that changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, changed to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields changed the classification of royalty expense in its consolidated financial statements from a component of “income and mining taxes” to “other expenses” in its consolidated statements of operations starting with the six months ended December 31, 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.

(3)	No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Group repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Group has determined that it is impractical to estimate the amount of deferred tax liability on such unremitted earnings.

(4)	The Group does not have any uncertain tax positions which will more likely than not result in changes to tax liabilities.

Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2011, December 31, 2010 and June 30, 2010 relate to the following:

	December 31, 2011	December 31, 2010	June 30, 2010
Deferred income and mining tax liabilities
Mining assets	1,803.8	2,119.8	1,978.0
Investments held by environmental trust funds	77.3	59.3	51.0
Inventory	9.3	9.3	8.9
Other	45.8	—	41.1

Gross deferred income and mining tax liabilities	1,936.2	2,188.4	2,079.0

Provisions, including rehabilitation accruals	(149.0)	(130.4)	(122.3)
Tax losses	(278.1)	(515.0)	(536.7)
Unredeemed capital expenditure	(630.0)	(648.6)	(625.1)
Other	(3.7)	(21.6)	—

Gross deferred income and mining tax assets	(1,060.8)	(1,315.6)	(1,284.1)
Valuation allowance for deferred tax assets	152.4	192.5	195.3

Total deferred income and mining tax assets	(908.4)	(1,123.1)	(1,088.8)

Net deferred income and mining tax liabilities	1,027.8	1,065.3	990.2
Less short term portion of deferred income and mining tax (included in accounts payable and provisions)	(8.4)	(13.5)	(7.7)

Net deferred income and mining tax liabilities	1,019.4	1,051.8	982.5

The classification of deferred income and mining tax liabilities or assets as current or non-current is based on the related liability or asset creating the deferred tax. Deferred taxes not related to a specific liability or asset are classified based on the estimated period of reversal.

The Group has established a valuation allowance for certain deferred tax assets where cumulative losses require a valuation allowance, or where management believes that they will not be realized based on projections as of December 31, 2011, December 31, 2010 and June 30, 2010. The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for Living Gold (Pty) Limited, Gold Fields Operations, or GFO, and GFI Joint Venture Holdings, or GFIJVH, which also include unredeemed capital expenditure.

	December 31, 2011	December 31, 2010	June 30, 2010
Orogen Investments SA (Luxembourg)	39.2	40.9	43.7
Gold Fields Arctic Platinum Oy	30.3	28.3	26.2
Living Gold (Pty) Limited	3.9	6.5	5.6
Gold Fields Operations	33.2	53.1	55.0
GFI Joint Venture Holdings	44.6	62.2	63.6
Other	1.2	1.5	1.2

	152.4	192.5	195.3

The Group has tax losses available of $130.8 million (December 31, 2010: $136.5 million and June 30, 2010: $145.3 million) at Orogen Investments SA (Luxembourg), or Orogen, which can only be used to offset future interest income generated by Orogen. In terms of current Luxembourg taxation legislation, losses incurred in accounting periods subsequent to December 31, 1990, can be carried forward indefinitely. Losses incurred prior to this date could only be carried forward for five (5) years. All losses incurred by Orogen were incurred subsequent to December 31, 1990.

The Group had tax losses at Gold Fields Australia (Pty) Limited of $nil million at December 31, 2011 (December 31, 2010: $177.6 million and June 30, 2010: $251.9 million). Tax losses may be carried forward indefinitely.

As at December 31, 2011, December 31, 2010 and June 30, 2010 the Group had unredeemed capital expenditure and tax loss carry forwards available for deduction against future mining income at its operations as follows:

	December 31, 2011	December 31, 2010	June 30, 2010
Unredeemed capital expenditure:
Beatrix Division of GFI Mining South Africa (Pty) Limited	—	117.6	140.2
Gold Fields Operations	608.4	587.3	462.1
GFI Joint Venture Holdings	1,049.4	1,119.6	936.2

	1,657.8	1,824.5	1,538.5

The Group has estimated capital allowances to be offset against future income:
Abosso Goldfields Limited	—	—	15.5
Gold Fields La Cima S.A.A	507.9	163.6	710.1

The estimated capital allowances do not have an expiration date. In terms of current Ghanaian taxation legislation, tax losses not utilized by Gold Fields Ghana Limited, or GF Ghana, and Abosso Goldfields Limited, or Abosso, are forfeited after five (5) years. GF Ghana, Abosso and Gold Fields La Cima, or La Cima, currently have no tax losses available for utilization against future profits.

	December 31, 2011	December 31, 2010	June 30, 2010
Estimated assessed tax losses:
Gold Fields Operations	484.4	653.2	600.4
GFI Joint Venture Holdings	12.6	67.5	81.5
Gold Fields Australia Pty Limited	—	177.6	251.9
Gold Fields Group Services (Pty) Limited	10.0	2.0	—
Golden Oils (Pty) Limited	1.2	1.4	1.0
Agrihold (Pty) Limited	1.9	2.3	2.1
Golden Hytec Farming (Pty) Limited	1.1	1.4	1.2
Living Gold (Pty) Limited	14.1	23.1	20.1

	525.3	928.5	958.2

These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.

Tax years open for assessments
South Africa(1)	2001-2010
Ghana(2)	All years open
Australia(3)	2002-2010
Peru(4)	2005-2010

Notes:

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.

(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.

(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

It is possible that the Group will receive assessments during the next twelve months, which may have an effect on uncertain tax positions. The Group cannot estimate the amounts of possible changes as a result of an assessment.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

6.    EARNINGS PER SHARE

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June, 30
	2011	2010	2010	2009
BASIC EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	881.5	12.6	391.0	160.9
Shares outstanding—beginning of year	720,796,887	705,903,511	704,749,849	653,200,682
Weighted average number of shares issued	1,579,341	5,108,162	614,351	17,127,580

Weighted average number of shares issued at the end of the year	722,376,228	711,011,673	705,364,200	670,328,262

Basic earnings per share	1.22	0.02	0.55	0.24

DILUTED EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	881.5	12.6	391.0	160.9
Weighted average number of shares issued at the end of the year	722,376,228	711,011,673	705,364,200	670,328,262
Effect of dilutive securities	8,411,270	8,677,377	9,185,642	7,462,470

	730,787,498	719,689,050	714,549,842	677,790,732

Diluted earnings per share	1.21	0.02	0.55	0.24

RECEIVABLES	12 Months Ended
Dec. 31, 2011
RECEIVABLES

7.    RECEIVABLES

	December 31, 2011	December 31, 2010	June 30, 2010
Product sale trade receivables	169.7	168.8	130.9
Other trade receivables	23.7	32.4	21.1
Deposits	0.1	0.2	5.4
Value added tax	65.3	92.9	106.4
Interest receivable	0.4	0.7	—
Payroll debtors	12.6	13.3	8.4
Prepayments (1)	198.0	78.7	17.1
Other	13.6	24.4	16.1

	483.4	411.4	305.4

(1)	Includes $120 million for the FSE Project and $7.0 million for the Bezant’s Mankayan Project (December 31, 2010: $54 million for the FSE project and nil for Bezant; fiscal year ended June 30, 2010: $nil).

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES	8. INVENTORIES

	December 31, 2011	December 31, 2010	June 30, 2010
Ore stockpiles	63.7	57.8	61.1
Gold in-process	26.9	31.5	33.7
Consumable stores	205.5	156.4	134.3
Other	1.6	10.6	5.8

	297.7	256.3	234.9

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2011	December 31, 2010	June 30, 2010
Cost	12,083.9	12,771.6	11,038.9
Accumulated depreciation and amortization	(5,067.1)	(5,289.6)	(4,399.2)

	7,016.8	7,482.0	6,639.7

Mining properties, mine development costs, mine plant facilities and mineral interests	6,021.3	6,940.4	6,396.1
Asset retirement costs	112.3	108.2	94.1
Other non-mining assets	883.2	433.4	149.5

	7,016.8	7,482.0	6,639.7

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:
South African operations	32.5	23.3	18.6
Tarkwa Mine	14.4	15.9	16.6
Cerro Corona	75.4	81.3	84.5

	122.3	120.5	119.7

Depreciation of property, plant and equipment amounted to $745.3 million (six months ended December 31, 2010: $389.4 million; fiscal year ended June 30, 2010: $631.1 million).

Fleet assets amounting to $80.7 million have been pledged as security for the $60 million senior secured revolving credit facility.

On August 27, 2009, Gold Fields reached agreement with Morgan Stanley Bank to terminate, for A$308 million ($257.1 million), the royalty agreement between St. Ives Gold Mining Company Pty Limited, or St. Ives, and Morgan Stanley Bank’s subsidiaries. The terminated royalty agreement required St. Ives to pay a 4% net smelter volume royalty on all of its revenues once total gold produced from November 30, 2001 exceeded 3.3 million ounces which was triggered early in fiscal year ended June 30, 2009, and provided that if the gold price exceeded A$600 per ounce, to pay an additional 10% of the revenue difference between the spot gold price, in Australian dollars per ounce, and the price of A$600 per ounce.

In fiscal year ended June 30, 2010, Gold Fields acquired, for cash, 100% of Glencar Mining Plc., or Glencar Mining, a company whose principal asset, and only defined resource, is the Komana project in Southern Mali, West Africa. The cash consideration paid was $43.0 million.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
10.	GOODWILL

	December 31, 2011	December 31, 2010	June 30, 2010
Balance at beginning of the year	1,295.2	1,154.9	1,084.7
Translation adjustment	(219.8)	140.3	70.2

Balance at end of the year	1,075.4	1,295.2	1,154.9

The goodwill arose on the acquisition of South Deep and was attributable to the upside potential of the asset, deferred tax and other factors. The total goodwill has been allocated to South Deep, being the reporting unit where it is tested for impairment as part of the reporting unit.

Goodwill is tested for impairment on an annual basis at the end of each fiscal year or transition period. In addition, the Group reviews and tests the carrying value of assets when events or changes in circumstances suggest that the carrying amount of a reporting unit may not be recoverable. For goodwill impairment testing purposes, Gold Fields estimated the fair value of the South Deep reporting unit. The process for determining fair value is subjective as gold mining companies typically trade at a market capitalization that is based on a multiple of net asset value and requires management to make numerous assumptions. The net asset value represents a discounted cash flow valuation based on expected future cash flows. The expected future cash flows used to determine the fair value of the reporting unit are inherently uncertain and could materially change over time. They are significantly affected by a number of factors, including, but not limited to, reserves and production estimates, together with economic factors such as the spot gold price and foreign currency exchange rates, estimates of production costs, future capital expenditure and discount rates. Therefore it is possible that outcomes within the next fiscal year that are materially different from the assumptions used in the impairment testing process could require an adjustment to the carrying values.

Based on management’s assessment, no impairment to the goodwill was required at December 31, 2011. Management’s estimates and assumptions for the goodwill impairment test include:

•

Long-term gold price as follows:—fiscal 2012: R400,000 per kilogram ($1,700 per ounce at an exchange rate of R7.32 to $1.00).—fiscal 2013: R385,000 per kilogram ($1,600 per ounce at an exchange rate of R7.48 to $1.00).—after fiscal 2013: R375,000 per kilogram ($1,500 per ounce at an exchange rate of R7.78 to $1.00).

•	‘The South Deep life of mine is estimated at 69 years.

•	A range of discount rates of 5.1%—6.2% based on a calculated weighted average cost of capital to Gold Fields;

•	Expected future operating costs and capital expenditures to produce proven and probable gold reserves based on mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	Expected cash flows associated with value beyond proven and probable reserves.

NON-CURRENT INVESTMENTS	12 Months Ended
Dec. 31, 2011
NON-CURRENT INVESTMENTS
11. NON-CURRENT	INVESTMENTS

	December 31, 2011	December 31, 2010	June 30, 2010
Listed investments (a)	77.3	124.4	76.8
Unlisted investments	2.6	1.7	1.3
Investments held by environmental trust funds (b)	161.5	168.6	133.8
Equity investees (c)	28.2	30.2	29.6
Other investments	2.6	19.4	12.8

	272.2	344.3	254.3

(a)	Listed investments mainly consist of:

	December 31, 2011		December 31, 2010		June 30, 2010
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Evolution Mining Limited	15,535,016	1.62	—	—	—	—
GoldQuest Mining Corporation	13,962,500	0.08	13,962,500	0.39	13,962,500	0.11
Northam Platinum	7,820,169	3.75	—	—	—	—
Atacama Pacific Gold Corporation	4,945,598	3.79	4,945,598	3.22	—	—
Gran Columbia Gold Corporation	1,585,274	0.40	—	—	—	—
Medoro Resources Limited	—	—	1,321,062	2.30	3,963,186	0.69
Mvelaphanda Resources Limited (1)	—	—	8,397,858	7.29	8,397,858	6.16
Gold One International Limited	—	—	12,500,000	0.33	12,500,000	0.26
Conquest Mining Limited	—	—	51,783,388	0.58	51,783,388	0.30

(1)	Three million of the Mvelaphanda Resources Limited, or Mvelapanda, shares were subject to a scrip lending agreement at December 31, 2010 - see note 13 (e).

Details of the listed investments are as follows:

	December 31, 2011	December 31, 2010	June 30, 2010
Fair value	77.3	124.4	76.8
Cost	68.4	82.5	68.3

Net unrealized gain	8.9	41.9	8.5

The net gain comprises:
Gross unrealized gains	15.2	42.3	10.9
Gross unrealized losses	(6.3)	(0.4)	(2.4)

	8.9	41.9	8.5

The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months. :	8	3	4

Realized gain/(loss) reclassified from equity on disposal of listed investments ($ million)	6.6	(0.4)	99.2

(b)

The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %			Market value
Investment	Description of business	December 31, 2011	December 31, 2010	June 30, 2010	December 31, 2011	December 31, 2010	June 30, 2010
Rusoro Mining Limited	Gold mining	26.4	26.4	26.4	13.2	51.3	31.1
Rand Refinery Limited	Refining of gold bullion and by-products	34.9	34.9	34.9	*	*	*
Timpetra Resources Limited	Resource exploration	21.8	N/A	N/A	1.2	N/A	N/A

*	—Not readily determinable

The carrying value of the equity investment in Rusoro Mining Limited, or Rusoro:

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	20.0	18.2	48.4
Share of results, net of tax	—	1.8	(31.1)
Impairment	(6.8)	—	—
Other comprehensive income	—	—	0.8

Closing balance	13.2	20.0	18.2

Rusoro, a company listed on the TSX Venture Exchange, is a junior gold producer with a large land position in the Bolivar State gold region of southern Venezuela. Gold Fields interest in Rusoro remeined unchanged at 26.4% at December 31, 2011 and 2010 and June 30, 2010.

The summarized financial information of Rusoro, is shown below:

	December 31, 2011	December 31, 2010	June 30, 2010
Balance sheet:
Current assets	72.2	69.3	64.3
Non-current assets	917.8	957.3	956.7
Current liabilities	133.2	101.8	95.1
Non-current liabilities	208.7	346.9	355.5
Shareholders’ equity excluding non controlling interest	646.0	576.7	570.4

Results for the period(1)
Revenues	118.6	42.7	98.5
Gross (loss)/income	(2.2)	3.2	9.4
Net income/(loss)	0.3	7.4	(117.6)

(1)	The results of Rusoro for the Gold Fields’ fiscal year ended December 31, 2011 are for the nine months to September 2011 (six months ended December 31, 2010: three months ended September 30, 2010; fiscal year ended June 30, 2010).

The Group acquired its interest in Rusoro on November 30, 2007.

The carrying value of the equity investment in Rand Refinery Limited, or Rand Refinery:

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	10.2	11.4	2.8
Share of profits recognized	5.0	3.1	8.4
Dividend receivable	—	(5.4)	—
Translation	(2.3)	1.1	0.2

Closing balance	12.9	10.2	11.4

During the fiscal years ended December 31, 2011 and June 30, 2010, the Company did not receive dividends from Rand Refinery. In the six months ended December 31, 2010, $5.4 million was received in dividends.

Rand Refinery acts as a sale agent on behalf of the Company’s African operations. The market value of the Company’s investment in Rand Refinery is not readily determinable. At December 31, 2011 an amount of $63.9 million was owing from Rand Refinery (December 31, 2010: $41.9 million; June 30, 2010: $64.1 million) and was included in Receivables.

ACCOUNTS PAYABLE AND PROVISIONS	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND PROVISIONS
12.	ACCOUNTS PAYABLE AND PROVISIONS

	December 31, 2011	December 31, 2010	June 30, 2010
Trade payables	196.3	206.1	158.3
Accruals	301.1	275.4	219.9
Payroll and other compensation	67.5	64.9	72.8
Leave pay accrual	68.3	71.8	61.8
Dividends payable	3.0	8.4	—
Short-term portion of the South Deep Dividend liability	3.4	2.7	—
Foreign levies payable	—	10.8	—
Short term portion of deferred income and mining tax	8.4	13.5	7.7
Other	21.9	17.0	31.4

	669.9	670.6	551.9

SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM AND LONG-TERM LOANS
13.	SHORT-TERM AND LONG-TERM LOANS

	December 31, 2011	December 31, 2010	June 30, 2010
Collateralized
—Split-tenor revolving credit facility (a)	500.0	—	430.0
—Syndicated revolving loan facility (b)	—	—	—
—Project finance facility (c)	—	—	100.0
—Preference shares (d)	—	91.4	96.3
—Scrip loan (e)	—	21.4	19.0
—Non-revolving Senior Secured Term Loan (f)	150.0	190.0	—
—$1 Billion Notes Issue (g)	987.7	986.6	—
—$1 Billion syndicated revolving credit facility (h)	220.0	—	—
—$60 million senior secured revolving credit facility (i)	50.0	—	—
Uncollateralized
—Domestic Medium Term Notes Program (j)	—	108.9	475.8
—Short-term syndicated facility (k)	—	—	—
—Other loans (l)	—	—	—

	1,907.7	1,398.3	1,121.1

Short-term loans and current portion of long-term loans	(547.0)	(261.7)	(691.1)

Total long-term loans	1,360.7	1,136.6	430.0

(a) Split-tenor revolving credit facility

On May 16, 2007, GFIMSA, Orogen and GFO entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option, or Facility A, and a $500 million five-year revolving tranche, or Facility B.

On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving five days’ prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes.

On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B respectively. GFO had $177 million and $141 million outstanding under Facility A and Facility B respectively on the same date.

On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GFO drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GFO loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility, which is detailed below in (b). Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility.

Facility A was repaid in full on May 15, 2009. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation, or Eldorado, to fully settle GFO borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. On March 22, 2011, Orogen drew down $420 million to fund the acquisition of the noncontrolling interests in La Cima. On May 26, 2011, Orogen repaid $40 million. On June 22, 2011, Orogen drew down $120 million under this facility to partially fund the acquisition of IAMGold’s 18.9% noncontrolling interests in the Ghanaian operations. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2011 and 2010 were $500 million and $nil million respectively (June 30, 2010: $430 million). The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, GFIMSA, Gold Fiels Holding Company (BVI) Limited, or GF Holdings, Orogen, GFO and Newshelf 899 (Proprietary) Limited, or Newshelf.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	430.0	498.5
Loans advanced, net of transaction costs	540.0	70.0	221.0
Loan repayments	(40.0)	(500.0)	(289.5)

Closing balance	500.0	—	430.0

(b) Syndicated revolving loan facility

On May 7, 2009, GFIMSA, Orogen and GF Operations entered into a 364-day $311 million syndicated revolving loan facility with an option to extend the term on the same terms for an additional 364 days from the date of the original final maturity, or the Extension Option. At any time prior to the date of final maturity, Gold Fields had the option to convert all advances outstanding under this facility into a term loan with a final maturity date being no more than 24 months after the signing date of the facility, or the Term Out Option. The Extension Option was not exercisable if the Term Out Option had been exercised. The purpose of the facilities was to refinance existing facilities and for general corporate purposes.

On May 15, 2009, GF Operations and Orogen drew down $59 million and $57 million respectively under this facility to refinance their respective portion of the loans maturing under Facility A of the Split-tenor revolving credit facility. On June 15, 2009, GFO repaid $44 million of its loan.

On various dates during July 2009, Orogen drew down a total of $50 million for the funding of the Glencar Mining acquisition. During August 2009, Orogen drew down $150 million to partly fund the termination of the Morgan Stanley Royalty Agreement at St. Ives.

On September 17, 2009, Gold Fields utilized $15 million, of the proceeds from the sale of the shares in Eldorado to fully settle GFO borrowings under this facility. On September 22, 2009, Orogen repaid $36 million of its loan.

Subsequently, Orogen refinanced the outstanding balance under the facility of $221 million with the Split-tenor revolving credit facility.

The facility bore interest at LIBOR plus a margin of 2.75% per annum. The borrowers were required to pay a quarterly commitment fee of 1.10% per annum, payable on the undrawn portion of the facility. Neither the Extension Option or the Term Out Option had been exercised and the facility expired on May 7, 2010.

Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen and GFO.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	72.0
Loans advanced	—	—	200.0
Loan repayments	—	—	(272.0)

Closing balance	—	—	—

(c) Project Finance Facility

On November 14, 2006, La Cima entered into a $150 million project finance facility with a number of lenders. The purpose of the facility was to finance the project costs related to the development of the Cerro Corona copper-gold porphyry deposit located in the Hualgayoc province in the Cajamarca region in northern Peru.

The loan bore interest at a margin over LIBOR of:

—	0.45% during the pre-completion phase (i.e. prior to the financial completion date), and

—	between 1.25% and 1.75% thereafter.

Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount. The final instalment was due on the tenth anniversary of the signing date. Principal and voluntary repayments during fiscal 2011 was $nil (six months ended December 31, 2010: $100 million; fiscal 2010: $50 million). The outstanding loan balances at December 31, 2011 and 2010 were $nil (June 30, 2010: $100 million).

During the pre-completion phase the loan was guaranteed by Gold Fields and Gold Fields Corona (BVI) Limited (a wholly owned subsidiary of Gold Fields). The facility is secured by, among other things, pledges of and mortgages over the assets and properties of La Cima.

In accordance with the facility agreement, the financial completion date (i.e. the date on which the guarantees fall away and the facility goes non-recourse) had to occur before November 14, 2010. La Cima however intended to refinance this facility before this date. However, La Cima repaid the full amount outstanding under this facility on September 16, 2010, from which date the security granted by La Cima in connection with this facility, was released. The facility was cancelled on the same date. The repayment was made from cash generated by operations.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	100.0	150.0
Loan repayments	—	(100.0)	(50.0)

Closing balance	—	—	100.0

(d) Preference shares

On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares, or the Preference Shares, to Rand Merchant Bank, or RMB, a division of First Rand Bank Limited. The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the Preference Shares was to refinance existing credit facilities.

On October 10, 2008, $61.0 million of the outstanding Preference Shares were repaid. In addition, a preference dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the preference dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The Preference Shares were redeemable earlier on a date as agreed between the holder and Gold Fields. On March 31, 2011, Gold Fields redeemed the entire outstanding balance paying $90.0 million, which included a dividend of $1.5 million.

The Preference Shares were guaranteed by GFIMSA, Orogen, Newshelf and GFO.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	91.4	96.3	84.9
Preference share dividend	1.3	3.0	5.9
Redemptions	(90.0)	(19.3)	—
Other	(2.3)	—	—
Translation	(0.4)	11.4	5.5

Closing balance	—	91.4	96.3

(e) Scrip loan

On March 26, 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by the bank to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum.

The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to the bank. The agreement was set to terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement would terminate within thirty days of unbundling and GFLMS would be entitled to receive the unbunbled assets.

Subsequent to December 31, 2010, Mvelaphanda unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda for a cash collateral of R127 million ($18.2 million). The loaned securities were returned and the collateral was repaid on April 5, 2011 and the new agreement was cancelled on the same date.

Interest on the cash collateral held was calculated based on one month JIBAR rate and accrued daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. In terms of the agreement, the next interest payment date was on final settlement of the loan.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	21.4	19.0	—
Interest	0.3	—	—
Loans advanced	18.2	—	19.5
Loans repaid	(39.6)	—	—
Translation	(0.3)	2.4	(0.5)

Closing balance	—	21.4	19.0

At December 31, 2011, the value of the loaned securities was $nil (December 31, 2010: $21.9 million; June 30, 2010: $19.0 million). The outstanding liability against these securities was $nil, $21.4 million and $19.0 million on December 31, 2011, December 2010 and June 30, 2010, respectively.

(f) Non-revolving Senior Secured Term Loan

On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements.

On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2011, $40 million was repaid (six months ended December 31, 2010: $10 million; fiscal year ended June 30, 2010: $nil).

The final maturity of this facility is five years from the disbursement date.

Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	190.0	—	—
Loans advanced	—	200.0	—
Loans repaid	(40.0)	(10.0)	—

Closing balance	150.0	190.0	—

(g) $1 Billion Notes Issue

On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively.

The transaction costs of U.S.$13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense.

Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	986.6	—	—
Notes Issued, net of transaction costs	—	986.4	—
Unwinding of transaction costs	1.1	0.2	—

Closing balance	987.7	986.6	—

(h) $1 billion syndicated revolving credit facility

On June 20, 2011, GFIMSA, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the Facility to $1.1 billion within six months from signing date, which option was not exercised. The purpose of the facility is to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility is June 20, 2016.

The facility bears interest at LIBOR plus a margin of 1.20% per annum. Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.42% per annum.

On June 22, 2011, Orogen drew down $450.0 million under this facility to partially fund the acquisition of IAMGold’s 18.9% stake in the Ghanaian operations. On August 22, 2011 and September 22, 2011, Orogen repaid $75.0 million and $105.0 million respectively under this facility. On November 16, 2011, Orogen drew down $33.0 million which was repaid on December 19, 2011. In addition, Orogen repaid $50.0 million on December 23, 2011 under this facility.

The outstanding borrowings under this facility at December 31, 2011 were $220.0 million (six months ended December 2010: $nil; fiscal year ended June 30, 2010, $nil).

Borrowings under the syndicated revolving loan facility are guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen, Newshelf and GFO.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	—
Loans advanced	483.0	—	—
Repayments	(263.0)	—	—

Closing balance	220.0	—	—

(i) $60 million senior secured revolving credit facility

On December 22, 2010, GF Ghana and Abosso entered into a $60 million reducing senior secured revolving credit facility, which became available on February 21, 2011. The available facility amount reduces annually on each anniversary date from $60 million to $43 million to $35 million in the last and final year with the final maturity date being February 21, 2014. The purpose of this facility is for general corporate purposes, working capital purposes and/or capital expenditure purposes, including the purchase of a yellow vehicle fleet.

The loan bears interest at LIBOR plus a margin of 2.85% per annum. The borrowers are required to pay a quarterly commitment fee of 1.30% per annum.

Borrowings under the facility are guaranteed by GF Ghana and Abosso and furthered secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso, or the Secured Assets. In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group.

On February 25, 2011, Abosso drew down $20.0 million under this facility and subsequently repaid the full loan on various dates of which the last payment was on July 26, 2011. On November 28, 2011, GF Ghana drew down $50.0 million. The outstanding borrowings for GF Ghana on December 31, 2011 were $50.0 million (December 31, 2010: $nil; June 30, 2010: $nil).

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	—
Loans advanced	70.0	—	—
Repayments	(20.0)	—	—

Balance at close	50.0	—	—

(j) Domestic Medium Term Notes Progam

On April 6, 2009, Gold Fields established a R10 billion domestic medium term notes program, or the Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not.

Under the Program, Gold Fields issued listed notes totaling $nil (six months ended December 31, 2010: $248.0 million; fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $nil (six months ended December 31, 2010: $659.6 million; fiscal year ended June 30, 2010: $721.9 million). The different notes issued matured 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which were at a Rand fixed rate of 8.48%.

The outstanding notes matured as follows:

•	$31.1 million (R217.0 million) on January 25, 2011;

•	$31.2 million (R218.0 million) on February 10, 2011; and

•	$43.0 million (R300.0 million) on March 2, 2011

The outstanding issued notes under the Program at December 31, 2011 were $nil (December 31, 2010: $108.9 million; June 30, 2010: $475.8 million).

The Notes under the Program were guaranteed by GFIMSA, GF Holdings, Orogen and GFO.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	108.9	475.8	141.8
Notes issued	—	248.0	1,044.9
Settlements	(105.3)	(659.6)	(721.9)
Translation	(3.6)	44.7	11.0

Balance at close	—	108.9	475.8

(k) Short-term syndicated facility

In December 2008, GF Ghana entered into a twelve month $20 million syndicated facility. The facility was used for working capital requirements associated with the expansion of the carbon-in-leach, or CIL, plant at the Tarkwa mine and related capital expenditure. The loan bore interest at LIBOR plus a margin of 3.0% per annum.

On various dates during January and February 2009, GF Ghana drew down $20 million under the loan. The principal payments under the loan are scheduled monthly, beginning on June 30, 2009 as follows: $2 million for the first four months and $4 million for the last three months beginning June 30, 2009. The final instalment was due on December 31, 2009.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	20.0
Loan advanced	—	—	—
Repayments	—	—	(20.0)

Closing balance	—	—	—

(l) Other loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	136.5
Loans advanced	56.7	39.4	134.5
Loans repaid	(56.7)	(41.9)	(284.1)
Translation	—	2.5	13.1

Closing balance	—	—	—

Short-term credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs were $56.7 million (six months ended December 31, 2010: $39.4 million; fiscal year ended June 30, 2010: $134.5 million). Total repayments were $56.7 million (six months ended December 31, 2010: $41.9 million; fiscal year ended June 30, 2010: $284.1 million).

$450 million syndicated revolving credit facility: On May 12, 2010, GFIMSA, Orogen and GFO entered into a $450 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital.

The facility bore interest at LIBOR plus a margin of 1.75% per annum. Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.70% per annum.

Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and GFIMSA.

This facility was unutilized at December 31, 2010. The final maturity of this facility was September 30, 2013. The facility was cancelled and replaced on June 22, 2011 with the new U.S.$1 billion syndicated revolving credit facility.

R3.5 billion long-term revolving credit facilities: GFIMSA and GFO, or the Borrowers, entered into three separate revolving credit facilities totalling R3.5 billion with tenors between three and five years. The facilities will be utilized for capital expenditure, general corporate and working capital requirements and the refinancing of existing debt. These facilities were unutilized at December 31, 2011, December 31, 2010 and June 30, 2010.

These facilities bear interest at JIBAR plus a margin of between 1.95% and 3.00% per annum. The Borrowers are required to pay a commitment fee of between 0.75% and 0.90% per annum on the undrawn and un-cancelled amounts of the facility, calculated and payable either quarterly or semi-annually in arrears. In summary the facilities are:

—	a R1.0 billion ($123.0 million) revolving credit facility entered into on December 9, 2009 and maturing December 17, 2012;

—	a R500 million ($61.5 million ) revolving credit facility entered into on March 8, 2010 and maturing March 10, 2013; and

—

a R1.5 billion ($184.5 million) revolving credit facility entered into on May 6, 2009 and maturing June 10, 2014. This facility was cancelled and replaced with a new R2.0 billion ($246 million) revolving credit facility on December 19, 2011; and

—	a R2.0 billion ($246 million) revolving credit facility entered into on December 19, 2011 and maturing on December 17, 2016.

Borrowings under these facilities are guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and GFIMSA.

Debt maturity ladder

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2011 is tabulated below:

Maturity	December 31, 2011	December 31, 2010	June 30, 2010
1	547.0	261.7	691.1
2	48.0	40.0	430.0
3	75.0	40.0	—
4	30.0	40.0	—
Thereafter	1,207.7	1,016.6	—

	1,907.7	1,398.3	1,121.1

At December 31, 2011, the Group was in compliance with its debt covenants.

PROVISION FOR ENVIRONMENTAL REHABILITATION	12 Months Ended
Dec. 31, 2011
PROVISION FOR ENVIRONMENTAL REHABILITATION
14.	PROVISION FOR ENVIRONMENTAL REHABILITATION

The Group has made, and expects to make in the future, expenditures to comply with environmental laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2011	December 31, 2010	June 30, 2010
Asset retirement obligations
Opening balance	324.4	275.7	236.9
Addition to liabilities	18.7	12.3	11.9
Liabilities settled	(1.7)	(2.1)	(4.3)
Accretion of liability	24.9	10.9	19.3
Foreign currency translation adjustment	(29.4)	27.6	11.9

Balance at close	336.9	324.4	275.7

The Group intends to finance the ultimate rehabilitation costs of the South African operations from the monies invested with the environmental trust fund, ongoing contributions, as well as the proceeds of the sale of assets and gold from plant clean-up at the time of mine closure.

PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS	12 Months Ended
Dec. 31, 2011
PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS
15.	PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS

	December 31, 2011	December 31, 2010	June 30, 2010
Gold Fields Group (excluding South Deep) accrued post-retirement health care costs (a)	2.1	2.6	2.6
South Deep accrued post-retirement health care costs (b)	—	0.1	0.2

Gold Fields Group accrued post-retirement health care costs	2.1	2.7	2.8

The Group is exposed to obligations for post-retirement health care costs under the Group health care scheme. In the case of the South Deep health care scheme, the exposure was up to December 31, 2011.

(a) Group (excluding South Deep) accrued post-retirement health care costs

The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group’s contributions to these schemes on behalf of current and retired employees amounted to $0.2 million in fiscal 2011 (six months ended December 31, 2010: $0.5 million; fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2011 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants.

The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs:

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	2.1	2.6	2.6
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.6	2.6
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	2.1	2.6	2.6

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	2.6	2.6	11.0
Service costs	0.1	(0.1)	0.9
Contributions paid	(0.2)	(0.5)	(0.2)
Release of cross subsidization liability	—	—	(9.7)
Foreign currency translation adjustment	(0.4)	0.6	0.6

Balance at end of year	2.1	2.6	2.6

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%).

	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	0.1	(0.1)	0.9

Net periodic benefit cost	0.1	(0.1)	0.9

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for fiscal year ended December 31, 2011 by $0.03 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2011 would be an increase of $0.2 million (December 31, 2010: $0.3 million; June 30, 2010: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal ended December 31, 2011 by $0.01 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2011 would be a decrease of $0.2 million (December 31, 2010: $0.2 million; June 30, 2010: $0.2 million).

(b) South Deep accrued post-retirement health care costs

As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group’s contributions to these schemes on behalf of current and retired employees amounted to $0.1 million (six months ended December 31, 2010: $0.1 million; fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2011 and the outstanding contributions were funded until December 31, 2011, when the obligation was extinguished.

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	—	0.1	0.2
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	—	0.1	0.2
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	—	0.1	0.2

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	0.1	0.2	0.4
Service costs	—	—	—
Contributions paid	(0.1)	(0.1)	(0.1)
Release of cross subsidization liability	—	—	(0.2)
Foreign currency translation adjustment	—	—	0.1

Balance at end of year	—	0.1	0.2

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%).

	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	—	—	—

Net periodic benefit cost	—	—	—

An increase or decrease in assumed health care trend rates would not have affected the interest cost for fiscal year ended December 31, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010. A change in the medical inflation assumption did not affect the employer liability as the subsidy did not escalate.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
16.	EMPLOYEE BENEFIT PLANS

Retirement benefits

Contributions to the various retirement schemes are fully expensed during the year in which they are incurred. The cost of providing retirement benefits for the Company’s defined contribution plans for the fiscal year ended December 31, 2011 is $87.8 million (six months ended December 31, 2010: $43.0 million; fiscal 2010: $76.0 million; fiscal 2009: $57.0 million).

Share option schemes

The Company currently maintains the Gold Fields Limited 2005 Share Plan and the Gold Fields Limited 2005 Non-Executive Share Plan. The Company also maintains prior stock plans (the GF Management Incentive Scheme and the GF Non-Executive Director Share Plan), but no longer grants awards under these plans. The details of these Plans are discussed below.

The Gold Fields Limited 2005 Share Plan: At Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Share Plan, or the 2005 Plan, under which employees, including executive directors, will be compensated going forward.

The 2005 Plan provides for two types of awards: performance vesting restricted shares, or PVRS, and performance allocated share appreciation rights, or SARS. The PVRS will only be released to participants and the SARS will vest three years after the date of the award and/or allocation of such shares. However, in respect of the PVRS, Company performance criteria need to be met in respect of awards to executives. The size of the initial allocation of SARS and PVRS is dependent on the performance of the participant at the time of allocation. The allocations under The 2005 Plan are usually made annually in March.

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at June 30, 2008	5,396,887	3,837,937	112.73	14.09
Granted during the year	2,616,171	1,311,271	108.90	12.09
Exercised and released	(73,954)	—	—	—
Forfeited	(880,240)	(539,582)	121.07	13.44
Conditions for vesting not met	(226,900)	—	—	—

Outstanding at June 30, 2009	6,831,964	4,609,626	111.50	13.83
Granted during the year	3,177,552	1,564,217	90.84	11.98
Exercised and released	(341,309)	—	—	—
Forfeited	(619,793)	(513,571)	109.40	14.43
Conditions for vesting not met	(609,751)	—	—	—

Outstanding at June 30, 2010	8,438,663	5,660,272	106.00	14.00
Granted during the period	381,115	307,070	103.66	14.52
Exercised and released	(355,779)	(13,329)	103.07	14.44
Forfeited	(753,918)	(683,416)	104.01	14.57
Conditions for vesting not met	(60,000)	—	—	—

Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63
Granted during the period	3,165,342	1,638,484	119.17	16.51
Exercised and released	(2,559,552)	(1,247,317)	111.06	15.38
Forfeited	(886,759)	(631,621)	110.69	15.33

Outstanding at December 31, 2011	7,369,112	5,030,143	107.91	13.27

In terms of the 2005 Plan rules, PVRS are granted for no consideration, vest after three years from grant date and do not expire. The PVRS due to vest in fiscal year ended June 30, 2009 did not meet the vesting conditions. None of the PVRS granted during fiscal year ended December 31, 2011, the six months ended December 31, 2010 and fiscal year ended June 30, 2010 were exercisable on December 31, 2011.

At the time the 2005 Plan was first implemented, the release of PVRS was subject to, among other things, the Group’s relative performance on the Philadelphia XAU Index, or the XAU Index. In fiscal year ended June 30, 2008, it became evident that the XAU Index was not representative of Gold Fields’ peer competitors, as some of the companies in the XAU Index are not pure gold mining companies. Furthermore, since the selection of the XAU Index as a benchmark, a number of relatively small gold producers have been included in the XAU Index and again these cannot be regarded as representative of Gold Fields’ peer competitors. Accordingly instead of using the XAU Index, Gold Fields’ performance is therefore measured against only five gold mining companies whom it believes can be regarded as its peer competitors.

The incremental fair value resulting from the modification amounted to $17.1 million which was expensed over the remaining vesting period of the restricted shares.

In terms of the 2005 Plan rules, SARS currently expire no later than six years from the grant date and vest three years after grant date. No SARS granted during the fiscal year ended December 31, 2011, the six months ended December 31, 2010 and fiscal year ended June 30, 2010 were exercisable on December 31, 2011. The average exercise price for SARS outstanding at December 31, 2011 was R107.91 ($13.27).

The following tables summarize information relating to the options outstanding at December 31, 2011.

	Outstanding options
	Price range		Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 – 84.99	7.38 – 10.45	3,400	2.95	69.48	8.55
	85.00 – 109.99	10.46 – 13.52	3,000,076	3.50	99.82	12.28
	110.00 – 134.99	13.53 – 16.60	1,991,517	4.28	120.20	14.79
	135.00 – 159.99	16.61 – 19.68	35,150	6.01	136.29	16.76

Total			5,030,143	3.83	107.91	13.27

The PVRS have not been included in the table above as they do not have an expiry date and are granted for no consideration.

GF Management Incentive Scheme: Prior to approval of The 2005 Plan, share options were available to executive officers and other employees, as determined by the Board of Directors under The GF Management Incentive Scheme. Options to purchase a total of 311,225 ordinary shares were outstanding under The GF Management Incentive Scheme as of December 31, 2011 none of which were held by the executive directors of Gold Fields. The exercise prices of all outstanding options range between Rand 60.40 and Rand 140.66 per ordinary share and they expire between January 3, 2012 and August 18, 2013. The exercise price of each ordinary share which is the subject of an option is the weighted average price of the ordinary shares on the JSE on the day immediately preceding the date on which the Board of Directors resolved to grant the option.

Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors. For so long as a person continues to work for Gold Fields, options lapse seven years after the date of acceptance of the option by the participant. Options vest as soon as they are exercisable, and employees who leave Gold Fields have one year following their departure to exercise options which have vested. Options which are not yet exercisable are forfeited upon leaving employment, subject to exceptions relating to changes in control of Gold Fields and no fault termination of service as part of organizational restructuring.

The share option scheme may be amended from time to time by the Board of Directors and the trustees of the scheme in any respect (except in relation to amendments affecting: (1) the eligibility of participants under the scheme; (2) the formula for calculating the total number of ordinary shares which may be issued under the scheme; (3) the maximum number of options which may be acquired by any participant; (4) the option price formula; and (5) the voting, dividend and transfer rights attaching to options, which may only be amended through approval in a general meeting), provided that no such amendment shall operate to affect the vested rights of any participant. The first allocations were made under The 2005 Plan in March 2006 and no further allocations will be made under The GF Management Incentive Scheme from that date. A total of 5% of the Company’s issued ordinary share capital, being 35,309,563 shares as of December 31, 2011, is reserved for issuance under all the prevailing share schemes described above. This percentage may only be amended with the approval of shareholders in general meeting and the JSE.

At the annual general meeting held on October 31, 2001, the shareholders approved an increase in the maximum number of shares to 5% of the Company’s issued ordinary shares as at June 30, 2001, being 22,791,830 shares. For the convenience of the reader, the Rand amounts have been converted to U.S. dollars at the balance sheet rates for the respective fiscal years.

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at July 1, 2008	4,212,219	78.38	9.80
Exercised and released	(1,367,882)	69.69	7.73
Forfeited	(539,916)	105.39	11.70

Outstanding at July 1, 2009	2,304,421	77.20	9.58
Exercised and released	(778,172)	74.62	9.84
Forfeited	(173,616)	97.01	12.80

Outstanding at July 1, 2010	1,352,633	76.15	10.06
Exercised and released	(348,430)	75.40	10.56
Forfeited	(27,670)	96.06	13.45

Outstanding at January 1, 2011	976,533	75.85	11.24
Exercised and released	(614,340)	72.33	10.02
Forfeited	(50,968)	118.63	16.43

Outstanding at December 31, 2011	311,225	73.48	9.04

In terms of the GF Management Incentive Scheme rules, options currently expire no later than seven years from the grant date and vest as follows: upon the second anniversary of the grant date, a third of the total option grant vests, and then annually upon future anniversaries of the grant date, a further third of the total option grant vests. Proceeds received by the Company from the exercise of options are credited to common stock and additional paid-in capital. All of the outstanding options under this Scheme have vested and are therefore exercisable. The range of exercise prices for options outstanding at December 31, 2011 was R60.40 to R140.66. The range of exercise prices for options is wide primarily due to the fluctuation of the price of the Company’s stock over the period of the grants.

No further allocations are being made under the GF Management Incentive Scheme in view of the Gold Fields Limited 2005 Share Plan. However, during the six months ended December 31, 2010 and fiscal year ended June 30, 2010 some share option expiry dates were extended to enable participants who were disadvantaged due to closed periods to be placed in an equitable position. The incremental fair value of the modification was accounted for in each respective periods.

The following directors were affected by the modification:

	Fiscal year ended December 31, 2011			Six months to December 31, 2010
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	—	—	—	191,500	75.44	0.80
Paul Schmidt	—	—	—	15,934	74.75	0.64

Non-Executive directors
Kofi Ansah	—	—	—	6,700	68.59	0.50
Rupert L. Pennant-Rea	—	—	—	20,000	78.49	0.50
Chris I. von Christierson	—	—	—	10,000	88.38	0.50

	Fiscal year ended June 30, 2010			Fiscal year ended June 30, 2009
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	13,334	46.23	0.87	172,499	76.59	0.38
Terence P. Goodlace	—	—	—	3,167	154.65	0.01

Non-Executive directors
Kofi Ansah	—	—	—	6,700	68.59	0.39
Rupert L. Pennant-Rea	5,000	110.03	0.71	25,000	84.79	0.39
Chris I. von Christierson	10,000	110.03	0.71	20,000	99.21	0.39
Alan J. Wright	10,000	110.03	0.71	55,000	68.41	0.39

Share option scheme

The following tables summarize information relating to the options outstanding at December 31, 2011:

			Outstanding and exercisable options
			Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 – 84.99	7.38 – 10.45	260,926	0.24	67.54	8.31
	85.00 –109.99	10.46 – 13.52	28,499	0.34	90.67	11.15
	110.00 –134.99	13.53 –16.60	14,000	1.03	111.66	13.73
	135.00 –159.99	16.61 – 19.68	7,800	1.16	140.66	17.30

Total			311,225	0.31	73.48	9.04

These options will expire if not exercised at specific dates ranging from January 3, 2012 to August 18, 2013. Market prices of shares for which options were exercised during the fiscal year ended December 31, 2011 ranged from R46.23 to R125.37.

The Gold Fields Limited 2005 Non-Executive Director Share Plan: At Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Non-Executive Share Plan, or The 2005 Non-Executive Plan. Participants in The 2005 Non-Executive Plan are non-executive directors of Gold Fields who are not members of the Non-Executive Directors Remuneration Committee, which is a committee comprising external independent remuneration advisors. The Plan provides for the release of restricted shares awarded to the non-executive directors three years after the date of the award, provided that the non-executive director is not removed, disqualified or forced to resign from the Board of Directors during that period. No consideration is payable for the grant of an award of restricted shares. Awards in respect of 47,300 shares were authorized at Gold Fields’ annual general meeting on November 4, 2009.

Details of the restricted shares granted under this Plan are as follows:

No. of restricted shares
Outstanding at June 30, 2008	80,600
Granted during the year	52,600
Exercised and released	(33,000)
Forfeited	—

Outstanding at June 30, 2009	100,200
Granted during the year	47,300
Exercised and released	(11,622)
Forfeited	—

Outstanding at June 30, 2010	135,878
Granted during the period	—
Exercised and released	(37,000)
Forfeited	—

Outstanding at December 31, 2010	98,878

Granted during the period	—
Exercised and released	(56,978)
Forfeited	—

Outstanding at December 31, 2011	41,900

The restricted shares have not been split per range as they do not have an expiry date and are granted for no consideration. In addition, none of the vested instruments were exercisable at December 31, 2011. During fiscal 2008, the terms of the restricted shares granted to non-executive directors were modified in the same way as the PVRS granted under the Gold Fields Limited 2005 Share Plan. The incremental fair value resulting from the modification amounted to $0.5 million and was expensed over the remaining life of the options.

The GF Non-Executive Director Share Plan: Prior to the approval of The 2005 Non-Executive Plan, share options were available to non-executive directors selected by the Non-Executive Directors Remuneration Committee. No member of the Non-Executive Directors Remuneration Committee could be a participant in The GF Non-Executive Director Share Plan. The GF Non-Executive Director Share Plan was adopted at the annual general meeting of shareholders on October 31, 2001. The exercise price of each ordinary share which is the subject of an option is the weighted average price of the ordinary shares on the JSE on the day immediately preceding the date on which the Non-Executive Directors Remuneration Committee resolves to grant the option.

Under The GF Non-Executive Director Share Plan, all options granted may only be exercised no less than 12 months and no more than five years after the date on which the option was accepted by the participant.

If an option holder ceases to hold office for any reason, he will be entitled within 30 days to exercise share options which he was entitled to exercise immediately prior to his ceasing to hold office, failing which the options shall automatically lapse. The share option plan may be amended from time to time by the Non-Executive Directors Remuneration Committee in any respect, except in relation to: (1) the eligibility of participants under the plan; (2) the formula for calculating the total number of ordinary shares which may be acquired pursuant to the plan; (3) the maximum number of options which may be acquired by any participant; (4) the price payable by participants; and (5) the voting, dividend and transfer rights attaching to options, which may only be amended through approval by the shareholders in a general meeting and by the JSE.

There were no outstanding options granted under this plan at December 31, 2011.

Following the approval of The 2005 Non-Executive Plan at the Annual General Meeting held on November 17, 2005 and the approval of the first allocations under that Plan at that meeting, no further allocations will be made under The GF Non-Executive Director Share Plan.

The following tables summarize information relating to the options outstanding at December 31, 2011. For the convenience of the reader, the Rand amounts have been converted to U.S. dollars at the balance sheet rates for the respective fiscal years.

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of June 30, 2008	146,700	83.81	10.48
Granted during the year	—	—	—
Exercised and released	(25,000)	43.70	4.85
Forfeited	(40,000)	99.21	11.01

Outstanding as of June 30, 2009	81,700	88.54	10.99
Granted during the year	—	—	—
Exercised and released	—	—	—
Forfeited	—	—	—

Outstanding as of June 30, 2010	81,700	88.54	11.70
Exercised and released	(20,000)	78.49	10.99
Forfeited	(25,000)	110.03	15.41

Outstanding as of December 31, 2010	36,700	79.37	11.76

Exercised and released	(36,700)	79.37	10.99

Outstanding as of December 31, 2011	—	—	—

There were no options outstanding under the GF Non-Executive Director Share Plan as of December 31, 2011.

The compensation cost related to awards not yet recognized under all four schemes amounts to $91.6 million and is to be spread over three years.

The Group uses the Black Scholes Model to value the SARS. The inputs to the model for awards granted during the period were as follows:

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Years Ended June 30,
	2011	2010	2010	2009
Weighted average exercise price—Rand	119.17	93.89	90.84	108.90
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	46.4%	50.2%	52.0%	51.7%
Expected term (years)	5.90	3.0 – 4.2	3.0 – 4.2	3.0 – 4.2
Long-term expected dividend yield	1.70%	1.00%	1.00%	1.80%
Weighted average risk free interest rate	6.90%	6.90%	7.90%	6.90%
Weighted average fair value—Rand	51.66	55.06	43.82	45.90

The Group uses the Monte-Carlo Simulation to value the PVRS. The inputs to the model for awards granted during the year were as follows:

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Years Ended June 30,
	2011	2010	2010	2009
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	64.1%	50.1%	50.4%	67.8%
Expected term (years)	3.0	3.0	3.0	3.0
Historical dividend yield	1.70%	1.90%	1.40%	2.30%
Weighted average risk free interest rate (based on U.S. interest rate)	0.20%	0.20%	0.20%	0.60%
Weighted average fair value—Rand	206.27	191.38	155.78	209.40

(c) South African Equity Empowerment Transactions

The South African Mining Charter requires mining entities to achieve a 26% ownership of South African mining assets by historically disadvantaged South Africans, or HDSA, by the year 2014.

In fiscal year ended June 30, 2004, Gold Fields implemented its first 15% Black Economic Empowerment, or BEE, transaction with Mvelaphanda, a BEE partner. During the six months ended December 31, 2010. Gold Fields implemented three empowerment transactions which are aimed at complying with the 2014 BEE equity ownership targets.

The value of these transactions was $297.6 million and were comprised of an employee share option plan, or ESOP, for 10.75% of GFIMSA; a broad-based BEE transaction for 10.0% of South Deep, and a broad-based BEE transaction for 1% of GFIMSA, excluding South Deep. For accounting purposes, these transactions qualify as share-based compensation costs.

The $297.6 million was comprised of $171.9 million for the ESOP, $10.2 million for the GFIMSA transaction and $115.5 million for the South Deep transaction.

Under the ESOP transaction, 13.5 million shares were issued to approximately 47,000 Gold Fields employees. These shares were valued on the grant date using the Gold Fields closing share price of R122.79 on December 22, 2010, adjusted by a marketability discount of 25.8% to reflect the value of the restrictions placed on these shares; that the eligible employees may not dispose of the shares until after 15 years from grant gate. The cost of this once-off share-based compensation was $171.9 million.

Under the GFIMSA transaction, 0.6 million shares were issued to broad-based BEE partners on December 23, 2010. The share-based compensation cost, based on the closing price of R118.51, was $10.2 million. These shares were not adjusted by a marketability discount because they had no trading restrictions.

The South Deep transaction amounted to $115.5 million and was made up of a preferred BEE dividend of $21.2 million and an equity component equivalent to $94.3 million. Under the South Deep transaction, a wholly-owned subsidiary company of Gold Fields was created to acquire 100% of the South Deep asset from GFIMSA. The new company then issued 10 million Class B ordinary shares representing 10.0% of South Deep’s net worth to a consortium of BEE partners. Class B ordinary shareholders are entitled to a dividend of R2 per share until conversion to Class A ordinary shares. The Class B ordinary shares will convert one-third after ten years and a third thereafter on each fifth year anniversary. For accounting purposes, the dividend represents a liability of Gold Fields to the Class B ordinary shareholders and qualifies as a share-based compensation. It was valued at $21.2 million, of which $3.4 million (December 31, 2010: $2.7 million) was classified as a short-term portion under accounts payable at December 31, 2011. The Rand based effective interest rate used to discount the future dividend payments was 9.55%.

The disposal of 10% of South Deep was subject to valuation adjustments relating to minority, liquidity and marketability discounts which resulted in an overall once-off share-based compensation expense of $94.3 million.

All but the dividend share-based compensation have been included within additional paid-in capital within shareholders’ equity. The long-term dividend liability component of the share-based compensation has been shown as other long-term liabilities.

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS
17.	DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS

Risk management activities

In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.

Concentration of credit risk

The Group’s financial instruments do not represent a concentration of credit risk as the Group deals with a number of major banks. Accounts receivable are regularly monitored and assessed and where necessary an adequate level of provision is maintained.

A formal process of allocating counterparty exposure and prudential limits is approved by the audit committee and is applied under the supervision of the Group’s executive committee. Facilities requiring margin payments are not engaged.

Foreign currency and commodity price risk

In the normal course of business, the Group enters into transactions for the sale of its gold, denominated in U.S. Dollars. In addition, the Group has assets and liabilities in a number of different currencies (South African Rand, U.S. Dollars and Australian Dollars). As a result, the Group is subject to transaction and translation exposure from fluctuations in foreign currency exchange rates.

As at December 31, 2011 and 2010, Gold Fields did not hold any derivative instruments to protect its exposure to adverse movements in copper commodity prices.

Under the long-established structure of sales agreements prevalent in the industry, substantially all of Gold Fields’ copper concentrate sales are provisionally priced at the time of shipment. The provisional prices are finalized in a contractually specified future period (generally one to three months) primarily based on quoted LME prices. Sales subject to final pricing are generally settled in a subsequent month. Because a significant portion of Gold Fields’ copper concentrate sales in a period usually remain subject to final pricing, the forward price is a major determinant of recorded revenues and the average recorded copper price for the period.

LME copper prices averaged $8,836 per ton during the fiscal year ended December 31, 2011 (six months ended December 31, 2010: $7,828 per ton; fiscal year ended June 30, 2010: $6,651 per ton), compared with the Company’s recorded average provisional price, net of refining charges, of $8,160 per ton. The applicable forward copper price at December 31, 2011 was $7,643 per ton. During the fiscal year ended December 31, 2011, decreasing copper prices resulted in a provisional pricing mark-to-market loss of $20.6 million (included in revenue).

Interest rate and liquidity risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk. The Group does not currently hedge its exposure to interest rate risk.

In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximize returns while ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.

Substantial contractual arrangements for uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal contingency funding requirements.

Fair value

The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The carrying amounts of receivables, accounts payable and cash and cash equivalents are a reasonable estimate of their fair values due to the short-term maturity of such instruments. The investments in the environmental trust fund approximate fair value, as the monies are invested in short-term maturity investments. The listed investments are carried at market value. Long-term loans at floating rates, approximate fair value as they are subject to market based floating rates.

The estimated fair values of the the Group’s financial instruments are:

	December 31, 2011		December 31, 2010		June 30, 2010
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	744.0	744.0	809.5	809.5	500.7	500.7
Receivables	483.4	483.4	411.4	411.4	305.4	305.4
Non-current investments	272.2	272.2	344.3	344.3	254.3	254.3
Financial liabilities
Long-term loans	1,360.7	1,263.0	1,136.6	1,107.5	430.0	430.0
Accounts payable and provisions	669.9	669.9	670.6	670.6	551.9	551.9
Interest payable	11.2	11.2	4.1	4.1	4.5	4.5
Short-term loans and current portion of long-term loans	547.0	547.0	261.7	261.2	691.1	691.1
Other non-current liabilities	13.5	13.5	19.7	19.7	—	—

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

•	Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2 Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3 Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth our financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at December 31, 2011
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Listed investments	77.3	77.3	—	—
Investments held by environmental trust funds	161.5	122.5	39.0	—
Unlisted investments	2.6	—	—	2.6
Trade receivable from provisional copper concentrate sales, net	88.4	—	88.4	—

	329.8	199.8	127.4	2.6

	Fair value at December 31, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Listed investments	124.4	124.4	—	—
Investments held by environmental trust funds	168.5	120.0	48.5	—
Unlisted investments	1.7	—	—	1.7
Trade receivable from provisional copper concentrate sales, net	83.2	—	83.2	—

	377.8	244.4	131.7	1.7

	Fair value at June 30, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Listed investments	76.8	76.8	—	—
Investments held by environmental trust funds	133.8	80.3	53.5	—
Unlisted investments	1.3	—	—	1.3
Trade receivable from provisional copper concentrate sales, net	45.7	—	45.7	—

	257.6	157.1	99.2	1.3

The Group’s listed investments comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets and classified within level 1 of the fair value hierarchy. The fair value of the listed investments is the product of the quoted market price and the number of shares held.

The Group investments held in environmental funds primarily comprise interest bearing short-term investments which are valued using quoted market prices.

The Group’s net trade receivable from provisional copper and gold concentrate sales is valued using quoted market prices based on the forward London Metal Exchange and classified within level 2 of the fair value hierarchy.

The Group’s financial instruments are valued using pricing models and classified within level 2 of the fair value hierarchy. Where possible, the values produced by the valuation models are verified to market prices. Valuation models require a variery of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs.

The table below sets forth a summary of changes in the fair value of our Level 3 financial assets.

	December 31, 2011	December 31, 2010	June 30, 2010
Balance at the beginning of the period	1.7	1.3	0.8
Additions	0.4	—	0.9
Settlements	—	(0.8)	(0.7)
Impairments	—	—	(0.5)
Unrealized gain	0.5	1.2	0.8

Balance at the end of the period	2.6	1.7	1.3

Unrealized gain of $0.5 million for the fiscal year ended December 31, 2011 was included in accumulated other comprehensive loss. As of December 31, 2011, the assets classified within Level 3 of the fair value hierarchy represent less than 1.00% of the total assets and liabilities measured at fair value, respectively.

Derivative contracts

There were no derivative contracts at December 31, 2011, December 31, 2010 and June 30, 2010.

ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
ADDITIONAL CASH FLOW INFORMATION
18.	ADDITIONAL CASH FLOW INFORMATION

(a)	Supplemental cash flow disclosures

The income and mining taxes paid in the statement of cash flow represents actual cash paid.

The following amounts of interest paid were included in cash flows from operations:

	Fiscal year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2011	2010	2010	2009
Interest paid before capitalization	63.6	36.4	71.7	137.5

(b)	Non cash-items

Excluded from the statements of cash flows are the following:

i) For the fiscal ended December 31, 2011

The $26.4 million loss on mark-to-market of listed investments

i) For the six months ended December 31, 2010

The $28.8 million gain on mark-to-market of listed investments

ii) For the fiscal year ended June 30, 2010

The $24.9 million gain on mark-to-market of listed investments

ii) For the fiscal year ended June 30, 2009

The $122.4 million loss on mark-to-market of listed investments

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
19.	COMMITMENTS

	December 31, 2011	December 31, 2010	June 30, 2010
Capital expenditure
—authorized
South Africa—KDC	373.7	375.2	342.4
South Africa—Beatrix	87.1	96.8	87.2
South Africa—South Deep	433.1	573.4	568.9
Ghana—Tarkwa	126.5	67.7	148.9
Ghana—Damang	16.9	53.1	7.5
Peru—Cerro Corona	44.7	44.0	29.4
Australia—St Ives	150.3	22.3	58.1
Australia—Agnew	10.4	59.0	10.2
Other	0.4	0.1	0.2

	1,243.1	1,291.6	1,252.8

The above capital expenditure amounts are based on management accounts which are prepared based on IFRS.

Contracted for	245.7	167.4	236.9
Other guarantees	1.7	2.2	2.6

Guarantees consist of $1.2 million to the Department of Minerals and Energy in South Africa and $0.5 million for numerous other obligations. The Group also provides environmental obligation guarantees with respect to its Ghanaian and Australian operations. These guarantees, amounting to $56.3 million at December 31, 2011 (December 31, 2010: $49.3 million; June 30, 2010: $45.0 million) have not been included in the amount of guarantees of $1.7 million because they are fully provided for under the related asset retirement obligation.

Commitments will be funded from internal cash resources and borrowings as necessary.

CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
CONTINGENT LIABILITIES
20.	CONTINGENT LIABILITIES

World Gold Council

Gold Fields is a member of the World Gold Council. In terms of the membership agreement, all members are responsible for certain costs, including ongoing costs on a three year rolling basis, winding up costs, if applicable, and various other contingent liabilities. Apportionment of liabilities, should they arise, is done proportionate to the member’s production relative to the total production of all members. To date, no claims have been made on Gold Fields.

Occupational health care services

The Group provides occupational health care services to its employees through its existing facilities at the various operations. There is a risk that the cost of providing such services could increase in the future depending upon changes in the nature of underlying legislation and the profile of employees. This increased cost, should it transpire, is currently indeterminate. The Group is monitoring developments in this regard.

The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’ workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease, or COAD) as well as noise-induced hearing loss, or NIHL. The Occupational Diseases in Mines and Works Act 78 of 1973, or ODMWA, governs the payment of compensation and medical costs for certain illnesses, such as silicosis, contracted by those employed in mines or at sites where activities ancillary to mining are conducted. Recently, the South African Constitutional Court ruled that a claim for compensation under ODMWA does not prevent the employee from seeking to recover compensation from the employer concerned in a civil action under common law (either as individuals or as a class). While issues, such as negligence and causation, need to be proved on a case by case basis, it is nevertheless possible that such ruling could expose Gold Fields to claims related to occupational hazards and diseases (including silicosis), which may be in the form of a class action or similar group action. If Gold Fields were to face a significant number of such claims and the claims were suitably established against it, the payment of compensation for the claims could have a material adverse effect on the Gold Fields’ results of operations and financial condition. In addition, Gold Fields may incur significant additional costs arising out of these issues, including costs relating to the payment of fees, levies or other contributions in respect of compensatory or other funds established (if any) and expenditures arising out of its efforts to resolve any outstanding claims or other potential action.

Randgold and Exploration summons

On August 21, 2008, GFO, formerly known as Western Areas Limited, or WAL, a subsidiary of Gold Fields, received a summons from Randgold and Exploration Company Limited, or R&E, and African Strategic Investment (Holdings) Limited. The summons claims that during the period that WAL was under the control of Brett Kebble, Roger Kebble and others, WAL assisted in the unlawful disposal of shares owned by R&E in Randgold Resources Limited, or Resources, and Afrikander Lease Limited, now known as Uranium One. GFO’s assessment remains that it has sustainable defences to these claims and accordingly, GFO’s attorneys have been instructed to vigorously defend the claims. The claims have been computed in various ways. The highest claims have been computed on the basis of the highest prices of Resources and Uranium One between the dates of the alleged unlawful events and March 2008 (between R11 billion and R12 billion). The alternative claims have been computed on the basis of the actual amounts allegedly received by WAL to fund its operations (approximately R519 million). The claims lie only against GFO, which holds a 50% stake in the South Deep Mine. This alleged liability is historic and relates to a period of time prior to Gold Fields purchasing the Company. The plaintiffs have failed, to date, to prosecute their claims and the action remains in abeyance.

Acid mine drainage

Gold Fields has identified a risk of potential long term acid mine drainage, or AMD, on certain of its operations. AMD relates to the acidification and contamination of naturally occurring water resources by pyrite-bearing ore contained in underground mines and in rock dumps, tailings dams and pits on the surface. Gold Fields has not been able to reliably determine the financial impact that AMD might have on the Group, however Gold Fields has adopted a proactive approach by initiating all studies and rehabilitation to focus on AMD risk management, with particular emphasis on avoiding the flooding of its mines post closure, through ongoing pump arrangements.

LINES OF CREDIT	12 Months Ended
Dec. 31, 2011
LINES OF CREDIT
21.	LINES OF CREDIT

The Group had unused lines of committed credit facilities available amounting to $1,429.1 million at December 31, 2011 (December 31, 2010: $1,685.7 million; June 30, 2010: $1,173.7 million).

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

None of the directors or officers of Gold Fields or any associate of such director or officer is currently or has been at any time during the past three fiscal years materially indebted to Gold Fields.

Rand Refinery

Rand Refinery, in which the Company holds a 34.9% interest, has an agreement with the Group whereby it refines all the Company’s South African and Ghanaian operations gold production. The Group’s chief executive officer is currently an alternate director of Rand Refinery and has held his directorship since September 30, 2008. Prior to this date, he had been a director since July 10, 2000. The Company paid Rand Refinery $1.7 million, $1.4 million and $1.2 million in refining fees for the fiscal year ended December 31, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010, respectively. Refer to note 11—Non-current Investments for amounts owing by Rand Refinery to the Company as at December 31, 2011 and 2010 and June 30, 2010, and the dividends received from Rand Refinery for the fiscal year ended December 31, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010.

On November 21, 2000, GFL Mining Services Limited, or GFLMS, entered into an agreement with Rand Refinery in terms of which GFLMS acts as an agent for Rand Refinery with regard to the sale of a maximum of 50% of Gold Fields’ South African gold production. On June 1, 2004, GFLMS exercised its right, by giving notice to Rand Refinery, to sell all of Gold Fields’ South African gold production with effect from October 1, 2004. Gold Fields Ghana Limited and Abosso Goldfields Limited also have had agreements with Rand Refinery since March 2002 to transport, refine and sell substantially all of the gold production from the Tarkwa and Damang mines.

Peotona Gold

Cheryl A. Carolus, a non-executive director of Gold Fields, is a party in her capacity as founding shareholder of Peotona Gold Holdings (Proprietary) Limited, or PGH, to the agreement described below. Ms Carolus has a 25% interest in PGH, which in turn has a one-third economic interest and a 51% voting interest in the issued share capital of Peotona Gold (Proprietary) Limited, or Peotona Gold.

Western Areas Prospecting (Proprietary) Limited, (a company 74% owned by GFO and 26% owned by Peotona Gold), or WAP, held four prospecting rights on ground contiguous to the South Deep Mine. On April 21, 2009, GFO, GFIJVH, Peotona Gold, WAP and others entered into an agreement in terms of which WAP relinquished and abandoned a portion of the prospecting area covered by one of the above prospecting rights on ground contiguous to the South Deep mine (commonly known as “Uncle Harry’s Area”) in favor of the South Deep Joint Venture. The agreement was subject to (among other conditions precedent) the conversion of the old order mining right of South Deep to a new order mining right and simultaneously amending the South Deep mining right by extending the area covered by the South Deep mining right to include Uncle Harry’s Ground pursuant to the Mineral and Petroleoum Resources Development Act. 28 of 2002. Peotona Gold also granted GFO an option to acquire its 26% shareholding in WAP.

On July 13, 2010, the South African Department of Mineral Resources executed the new-order mining right for the South Deep Gold Mine, including Uncle Harry’s Ground.

On October 14, 2011, Gold Fields purchased the 26% interest in WAP from Peotona Gold for $6.3 million. Gold Fields now owns 100% of WAP which owns the Cardoville, the Kalbasfontein, the WA4 and the Wildebeestkuil prospecting rights.

Gold Fields believes that the above transactions with related parties have been conducted on terms at least as favorable to it as arm’s length terms.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

Changes in tax legislation

Ghana

The following changes to the current tax regime relating to mining companies were passed by the Ghanaian parliament and gazetted as of March 9, 2012. The changes include the following:

•	Increased tax rate for mining companies from 25% to 35%.

•

As from the 2012 year of assessment, capital allowances on mining assets would now be granted at the rate of 20% on the cost base of the assets, versus the previous 80% of the cost base of assets in the first year, 50% of the balance (the remaining 20%) of the tax written down value annually thereafter. Previously an “upliftment allowance” calculated as being 5% of the cost price of the asset was also granted claimable in the year following the acquisition. This “upliftment allowance” has expired and is to be abolished.

•

Expenses exclusively incurred on one contracting area or site would no longer be offset against profits from another contracting area or site belonging to the same company in determining the chargeable income for income tax purposes (The mechanics of this change still need to be defined by the Ghanaian tax authorities).

•	Expiration of the National Fiscal Stabilisation Levy of 5%.

In addition the following further amendments have been proposed:

•	A windfall profit tax of 10% on mining companies. The 10% is expected to be calculated based on an adjusted cash balance method, which is yet to be defined.

•	Capital gains tax on the appreciation in the value of companies whose ownerships are transferred or changed.

•

The introduction of transfer pricing regulations to strengthen existing legislation to deal with taxation of multinational companies and minimize the incidence of tax avoidance through Transfer Pricing. Transfer Pricing refers to the setting, analysis, documentation and adjustment of charges made between related parties for goods, services or use of property.

South Africa

During the budget speech in February 2012, the Minister of Finance announced that STC will be abolished resulting in the abolishment of the STC inclusive Gold mining formula. The result is that there will now only be one Gold Mining formula with effect from January 1, 2012.

The formula being: y = a – (ab/x), where:

y = the tax rate to be determined;

a = the marginal tax rate of either 34% or 43% (depending on STC election);

b = the portion of tax-free revenue (currently the first 5%); and

x = the ratio of taxable income to the total income.

We have evaluated the Ghanaian and South African tax changes and consider the adjustments required for these to be enacted subsequent to December 31, 2011, therefore no adjustments were made for these tax changes at period end.

Far Southeast

The Group has exercised its 40% option in the gold-copper Far Southeast Project in the Philippines after making a US$110-million payment on March 22, 2012. After making two down-payments of US$44-million and US$66-million in September 2010 and September 2011 respectively, Gold Fields has decided to bring forward half of the remaining US$220-million payment to acquire Liberty’s 40% interest in Far Southeast. Gold Fields continues to hold its option to acquire an additional 20% stake in Far Southeast from Lepanto for a further US$110-million, which, if exercised, would increase its total interest in Far Southeast to 60%. The Liberty and Lepanto options were initially granted to Gold Fields for the later of 18 months from signature in September 2010 or the date of receiving a Financial or Technical Assistance Agreement (FTAA) for the project. A FTAA licence allows a foreign corporation to control a majority interest in a Philippine mining project.

Notwithstanding this provision, Gold Fields had the discretion to exercise either option prior to the FTAA being granted. Gold Fields has decided to exercise the Liberty option earlier than originally planned due to the fact that:

•	The due diligence results to date are positive and demonstrate significant upside to the resource potential;

•	By acquiring ownership of 40% it demonstrates its commitment to the project and formalises its partnership with Lepanto; and

•	The early exercise of the Liberty option does not affect the remaining 20% Lepanto option, which continues to be exercisable in accordance with the terms of the agreement.

The FTAA application for the Far Southeast project was filed in November 2011 and based on the date of the filing Gold Fields expects it could be granted in the second half of 2012. Gold Fields also expects to have a maiden Resource statement for Far Southeast and commence a pre-feasibility study later in 2012. The Group has evaluated the option agreement and considers the adjustment required for the above to be applicable subsequent to December 31, 2011 and therefore no adjustments to the financial statements were made at period end.

GEOGRAPHICAL AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
GEOGRAPHICAL AND SEGMENT INFORMATION
24	GEOGRAPHICAL AND SEGMENT INFORMATION

Gold Fields is primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside of South Africa.

The segment results have been prepared and presented based on management’s reporting format. Management prepares its financial records in accordance with International Financial Reporting Standards, or IFRS, and reconciled IFRS information is what the Company’s chief operating decision maker reviews in allocating resources and making investment decisions. The Company’s gold mining operations are managed and internally reported based upon the following geographic areas: in South Africa the Driefontein-Kloof complex, or KDC, (prior to July 1, 2010, Driefontein and Kloof divisions were reported as separate segments), the Beatrix division and the South Deep mine, in Ghana the Tarkwa and Damang mines, in Australia, the St. Ives and Agnew mines and in Peru, the Cerro Corona mine. The Group also has exploration interests which are included in the Corporate and other segment. Corporate costs are allocated between segments based upon the time spent on each segment by members of the executive team.

	Fiscal Year Ended December 31, 2011
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	1,745.5	555.4	427.5	1,122.9	340.8	734.2		313.1		1,047.3	560.5	—	—	5,800.1
Operating costs(1)	(1,032.2)	(333.6)	(296.2)	(436.4)	(142.1)	(415.4)		(138.5)		(553.9)	(157.4)	(31.0)	(126.5)	(3,109.4)
Gold inventory change (2)	—	—	—	65.0	1.9	3.0		6.0		9.0	(0.1)	—	1.4	77.2

Operating profit	713.4	221.8	131.3	751.6	200.6	321.8		180.6		502.4	403.0	(31.0)	(125.1)	2,767.9
Amortization and depreciation	(230.4)	(71.2)	(76.7)	(104.9)	(26.7)	(149.9)		(44.6)		(194.5)	(58.6)	(20.4)	38.1	(745.3)

Net operating profit/(loss)	483.0	150.6	54.6	646.6	173.9	171.9		136.0		307.9	344.4	(51.4)	(87.0)	2,022.6
Exploration expenditure	—	—	—	—	—	(5.0)		(4.4)		(9.4)	(4.2)	(101.6)	(5.3)	(120.5)
Feasibility and evaluation	—	—	—	—	—	—		—		—	—	(17.4)	(77.8)	(95.2)
Other items as detailed in statement of operations	(56.3)	(11.2)	(15.1)	(21.5)	(15.0)	0.2		(0.1)		0.1	(15.7)	(15.3)	0.6	(149.4)
Royalty	(35.5)	(4.6)	(2.1)	(51.0)	(15.5)	—	(3)	—	(3)	(26.3)	(14.7)	—	—	(149.7)
Current taxation	(88.5)	(0.3)	—	(150.7)	(29.8)	—	(3)	—	(3)	—	(111.7)	(55.5)	—	(436.5)
Deferred taxation	(39.7)	(43.4)	(17.1)*	(22.0)	(13.2)	—	(3)	—	(3)	(82.8)	10.4	43.9	48.4	(115.5)

Profit/(loss) after taxation	263.2	91.1	20.3	401.4	100.5	—	(3)	—	(3)	189.6	208.5	(197.3)	(121.1)	955.8

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

*	Indicative as tax is provided in the holding companies of South Deep.

**	The totals above may not reflect the sum of the line items due to rounding.

	December 31, 2011
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,714.5	225.0	153.0	1,435.9	344.2	1,058.2		609.0		1,667.2	1,069.5	3,643.0	(174.9)	10,077.4
Total liabilities excluding deferred tax	414.2	(103.5)	66.9	323.9	99.2	174.9		44.6		219.5	282.8	1,949.5	(55.2)	3,197.3
Deferred tax liability/(asset)	471.6	145.6	15.8	207.7	29.1	—	(3)	—	(3)	270.8	24.9	(77.3)	(60.3)	1,027.8
Capital expenditure	318.6	84.6	274.6	218.9	87.8	182.7		74.1		256.8	69.4	102.5	(260.2)	1,153.0

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$25.9 million, Environmental rehabilitation—$24.9 million and Employee termination costs—$32.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

	Six Months Ended December 31, 2010
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	814.3	259.1	188.2	468.1	152.1	313.4		102.4		415.8	266.6	—	—	2,564.2
Operating costs(1)	(533.6)	(172.8)	(139.5)	(205.4)	(73.9)	(178.2)		(50.7)		(228.9)	(77.4)	(33.1)	(43.6)	(1,508.2)
Gold inventory change(2)	—	—	—	(2.8)	0.5	10.3		0.7		11.0	1.6	—	(4.7)	5.6

Operating profit	280.7	86.3	48.7	259.9	78.7	145.5		52.4		197.9	190.8	(33.1)	(48.3)	1,061.6
Amortization and depreciation	(122.5)	(36.9)	(37.8)	(43.5)	(12.7)	(81.5)		(14.1)		(95.6)	(29.1)	(10.9)	(0.4)	(389.4)

Net operating profit/(loss)	158.2	49.4	10.9	216.4	66.0	64.0		38.3		102.3	161.7	(44.0)	(48.7)	672.2
Exploration expenditure	—	—	—	—	—	—		—		—	—	(49.1)	(1.8)	(50.9)
Feasibility and evaluation	—	—	—	—	—	—		—		—	—	(9.3)	—	(9.3)
Other items as detailed in statement of operations	(148.9)	(47.7)	(22.9)	(11.6)	(6.0)	(4.2)		(1.4)		(5.6)	(12.1)	(117.6)	(1.4)	(373.8)
Royalty	(11.8)	(1.3)	(0.9)	(8.7)	(3.1)	—	(3)	—	(3)	(10.2)	(7.3)	—	—	(43.3)
Current taxation	(20.5)	(0.4)	—	(54.8)	(18.6)	—	(3)	—	(3)	—	(47.1)	(18.1)	—	(159.5)
Deferred taxation	33.7	(7.9)	(0.6)*	(5.7)	1.2	—	(3)	—	(3)	(25.7)	(1.9)	(0.6)	33.2	25.7

Profit/(loss) after taxation	10.7	(7.9)	(13.5)	135.6	39.5	—	(3)	—	(3)	60.8	93.3	(238.7)	(18.7)	61.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

*	Indicative as tax is provided in the holding companies of South Deep.

**	The totals above may not reflect the sum of the line items due to rounding.

	December 31, 2010
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,937.9	237.5	126.6	1,193.3	250.0	862.7		485.6		1,348.3	1,063.2	4,370.8	182.4	10,710.0
Total liabilities excluding deferred tax	437.1	(93.0)	67.5	189.4	70.5	140.9		45.9		186.8	288.5	1,427.7	(12.0)	2,562.5
Deferred tax liability/(asset)	525.6	128.9	0.6	185.7	15.8	—	(3)	—	(3)	187.2	35.2	(33.1)	19.4	1,065.3
Capital expenditure	177.3	42.7	140.5	116.6	56.3	55.5		25.0		80.5	31.4	4.7	(56.4)	593.6

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$20.7 million, Environmental rehabilitation—$10.9 million and Employee termination costs—$35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

	Fiscal Year Ended June 30, 2010
	South Africa				Ghana		Australia				Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	770.9	613.2	424.7	288.7	790.1	226.9	460.6		177.8	638.4	411.4	—	—	4,164.3
Operating costs(1)	(505.6)	(451.8)	(299.9)	(220.9)	(387.0)	(130.7)	(308.9)		(89.3)	(398.2)	(135.0)	—	(118.5)	(2,647.6)
Gold inventory change(2)	—	—	—	—	11.4	(2.1)	13.4		(0.5)	12.9	1.3	—	5.9	29.4

Operating profit	265.3	161.4	124.8	67.8	414.5	94.1	165.1		88.0	253.1	277.7	—	(112.6)	1,546.1
Amortization and depreciation	(82.0)	(105.6)	(71.5)	(59.7)	(111.0)	(17.2)	(98.6)		(18.2)	(116.8)	(55.3)	(19.1)	6.9	(631.3)

Net operating profit/(loss)	183.3	55.8	53.3	8.1	303.5	76.9	66.5		69.8	136.3	222.4	(19.1)	(105.7)	914.8
Exploration expenditure	—	—	—	—	—	—	—		—	—	—	(80.9)	(1.6)	(82.5)
Other items as detailed in statement of operations	(12.0)	(14.1)	(6.4)	(24.8)	(10.9)	(3.3)	(4.5)		(1.3)	(5.8)	(53.2)	145.2	4.4	19.1
Current taxation	(32.6)	(3.7)	(1.0)	(0.5)	(70.3)	(28.3)	—	(3)	— (3)	(16.5)	(51.2)	(29.9)	—	(234.0)
Deferred taxation	(26.5)	(15.4)	(18.6)	6.5 *	(34.4)	0.5	—	(3)	— (3)	(34.7)	(27.0)	3.5	21.7	(124.4)

Profit/(loss) after taxation	112.2	22.6	27.3	(10.7)	187.9	45.8	—	(3)	— (3)	79.3	91.0	18.8	(81.2)	493.0

	June 30, 2010
	South Africa				Ghana		Australia					Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets	1,076.5	661.2	140.5	132.0	1,059.0	177.4	701.8		380.8		1,082.6	886.0	3,812.6	153.6	9,181.4
Total liabilities excluding deferred tax	307.2	142.8	(114.9)	78.9	144.6	36.7	125.4		32.5		157.9	218.0	1,109.2	(27.6)	2,052.8
Deferred tax liability/(asset)	263.6	236.9	107.5	—	180.0	17.1	—	(3)	—	(3)	138.2	33.3	(33.0)	46.6	990.2
Capital expenditure	150.3	145.7	85.8	212.8	148.6	29.8	103.0		55.2		158.2	85.6	4.5	(108.2)	913.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$47.5 million, Environmental rehabilitation—$19.3 million and Employee termination costs—$10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the current or deferred taxation.

	Fiscal Year Ended June 30, 2009
	South Africa				Ghana		Australia				Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	726.5	562.3	339.1	155.2	537.2	175.7	378.6		169.9	548.5	183.8	—	—	3,228.3
Operating costs(1)	(391.8)	(342.3)	(226.1)	(131.9)	(338.1)	(132.4)	(255.5)		(74.8)	(330.3)	(86.4)	—	(106.0)	(2,085.3)
Gold inventory change(2)	—	—	—	—	18.0	2.3	1.1		(2.2)	(1.1)	4.1	—	11.4	34.7

Operating profit	334.7	220.0	113.0	23.3	217.1	45.6	124.3		92.8	217.1	101.5	—	(94.6)	1,177.7
Amortization and depreciation	(69.4)	(76.9)	(48.3)	(31.4)	(55.0)	(18.8)	(80.0)		(24.9)	(104.9)	(38.9)	(16.2)	26.2	(433.6)

Net operating profit/(loss)	265.3	143.1	64.7	(8.1)	162.1	26.8	44.4		67.9	112.2	62.6	(16.2)	(68.4)	744.1
Exploration expenditure	—	—	—	—	—	—	—		—	—	—	(56.4)	(1.6)	(58.0)
Other items as detailed in statement of operations	(21.0)	(17.0)	(7.0)	6.1	(14.3)	(9.6)	2.1		(1.7)	0.4	(17.8)	(74.8)	20.1	(134.9)
Current taxation	(66.9)	(28.2)	(0.1)	—	(16.1)	(8.3)	—	(3)	— (3)	(21.0)	(16.1)	(16.2)	—	(172.9)
Deferred taxation	(19.6)	(12.2)	(21.8)	0.8 *	(31.8)	0.3	—	(3)	— (3)	(21.8)	(3.3)	21.1	(3.4)	(91.7)

Profit/(loss) after taxation	157.8	85.7	35.8	(1.2)	99.9	9.2	—	(3)	— (3)	69.8	25.4	(142.5)	(53.3)	286.6

*	Indicative as tax is provided in the holding companies of South Deep

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$35.5 million, Environmental rehabilitation—$13.9 million and Employee termination costs—$21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St. Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the current or deferred taxation.

The following provides a breakdown of the reconciling items for each line item presented

			Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
			2011	2010	2010	2009
Operating costs
On-mine exploration	(k	)	(22.9)	(3.6)	(18.3)	(24.3)
Provision for rehabilitation	(l	)	(2.2)	0.4	1.7	4.7
Cut-backs	(j	)	(144.4)	(52.7)	(90.0)	(64.3)
Deferred stripping	(n	)	43.0	12.3	(11.9)	(22.1)

			(126.5)	(43.6)	(118.5)	(106.0)

Gold inventory
Inventory	(o	)	1.3	(5.3)	4.5	6.3
Inventory stockpiles	(s	)	0.1	0.6	1.4	5.1

			1.4	(4.7)	5.9	11.4

Amortization and depreciation
Business combination—formation of Original Gold Fields	(a	)	(5.6)	(2.7)	(5.3)	(5.0)
Business combination—formation of Gold Fields	(b	)	(3.4)	(1.7)	(3.3)	(2.8)
Business combination—purchase of St. Ives and Agnew	(c	)	2.1	0.3	0.5	0.7
Business combination—purchase of Abosso	(d	)	1.1	0.1	0.1	0.2
Amortization of reserves	(h	)	(23.3)	(23.2)	(37.6)	0.6
Cut-backs	(j	)	39.6	16.3	54.6	13.1
Amortization—inclusion of future costs	(i	)	34.7	13.5	1.4	19.9
Amortization—capitalized interest	(r	)	(6.9)	(3.3)	(6.6)	(1.7)
Provision for rehabilitation	(l	)	(0.2)	0.3	3.1	1.3

			38.1	(0.4)	6.9	26.3

Exploration expenditure
Exploration, evaluation and feasibility costs	(k	)	(83.1)	(1.8)	(1.6)	(1.6)

Other items as detailed in the statement of operations
Impairment of assets	(g	)	—	—	—	(0.2)
Mvelaphanda transaction—interest paid	(q	)	—	—	—	(32.4)
Mvelaphanda transaction—debt insurance costs	(q	)	—	—	—	(0.5)
Mvelaphanda transaction—profit on close out of hedge	(q	)	—	—	—	4.9
Interest capitalization	(r	)	—	—	(5.2)	51.7
Other			0.6	(1.4)	9.6	(3.3)

			0.6	(1.4)	4.4	20.1

		December 31, 2011	December 31, 2010	June 30, 2010
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(l)	55.2	(12.0)	(27.6)

Total assets
Business combination—formation of Original Gold Fields	(a)	79.9	102.2	94.9
Business combination—formation of Gold Fields	(b)	31.3	41.5	38.6
Business combination—purchase of St Ives and Agnew	(c)	—	(2.3)	(2.3)
Business combination—purchase of Abosso	(d)	—	(1.1)	(1.1)
Business combination—purchase of South Deep	(f)	507.9	611.2	544.5
Cutbacks	(j)	(354.8)	(250.2)	(210.9)
Amortization of reserves	(h)	(180.9)	(156.1)	(113.7)
Amortization—inclusion of future costs	(i)	123.9	88.7	64.4
Amortization—Interest capitalised	(r)	(15.2)	(10.9)	(6.6)
Exploration, feasibility and evaluation costs	(k)	(338.3)	(241.8)	(206.2)
Provision for rehabilitation	(l)	(49.5)	(2.3)	(18.0)
Investments in affiliates	(m)	9.6	15.7	(16.7)
Deferred stripping	(n)	(43.6)	(84.8)	(84.8)
Inventory at net realizable value	(o)	15.7	14.2	18.8
Impairment of Agnew	(p)	(51.5)	(50.9)	(44.0)
Interest capitalization	(r)	91.8	110.6	98.7
Inventory stockpiles	(s)	(1.2)	(1.3)	(2.0)

		(174.9)	182.4	153.6

Notes to the reconciliation of segment information to the historical financial statements

(a)	Business combination—formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b)	Business combination—formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c)	Business combination—purchase of St. Ives and Agnew

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(d)	Business combination—purchase of Abosso

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(e)	Business combination—purchase of Bolivar

For management reporting purposes, the entire interest acquired was fair valued upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was fair valued. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting was applied.

(f)	Business combinations—purchase of South Deep

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied.

For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity (‘economic entity model’). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill (‘parent company model’).

(g)	Impairment of assets

Prior to fiscal 2003, impairment charges were recorded for management purposes based on discounted cash flows, but not recorded under U.S. GAAP, since the undiscounted cash flows exceeded the carrying amounts of the assets under U.S. GAAP.

(h)	Amortization of reserves

For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of “endowment”, is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.

(i)	Amortization—inclusion of future costs

For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.

(j)	Cut-backs

For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.

(k)	Exploration, feasibility and evaluation costs

For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

(l)	Provision for rehabilitation

Amortization of rehabilitation asset

The rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

Revisions to the asset retirement obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

(m)	Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(n)	Deferred stripping

For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.

(o)	Inventory

Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.

(p)	Impairment of Agnew

For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.

(q)	Mvelaphanda transaction

—	Classification of instrument

For management reporting purposes the Mvela loan is split between a debt component and an equity component. Under U.S. GAAP the Mvela loan is classified as debt.

—	Interest paid

Due to the classification of the Mvela loan as debt under U.S. GAAP, additional interest is charged to the income statement.

—	Debt issuance cost

For management reporting purposes debt issuance cost is set off against debt. Under U.S. GAAP debt issuance cost is recorded as a deferred cost within accounts receivable.

—	Fair value hedge accounting

For management reporting purposes only the amortizing swap is treated as a fair value hedge in relation to the debt component of the Mvela loan. Under U.S. GAAP both the amortizing and accreting swap are treated as a fair value hedge as the entire loan is classified as debt.

—	Profit on close out of hedge

For management reporting purposes the profit on close-out of the interest rate swaps was accounted for in earnings at the time the swaps were closed out. Under U.S. GAAP the profit is deferred and amortized to earnings over the life of the hedged item.

(r)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

(s)	Inventory stockpiles

For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

Schedule 1—Valuation and Qualifying Accounts

	Balance at beginning of year	Charged to costs and expenses	Deduction	Foreign currency translation adjustment	Balance at end of year
Fiscal Year Ended December 31, 2011
Valuation allowance	192.5	(22.0)	—	(18.1)	152.4
Six Months Ended December 31, 2010
Valuation allowance	195.3	(10.3)	—	7.5	192.5
Fiscal Year Ended June 30, 2010
Valuation allowance	195.5	8.3	(0.1)	(8.4)	195.3
Fiscal Year Ended June 30, 2009
Valuation allowance	186.4	17.5	(2.7)	(5.7)	195.5

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Use Of Estimates, Policy
(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles, or U.S. GAAP, requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities (including valuation of share-based compensation); valuation allowances for deferred tax assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

The following are accounting policies used by the Group which have been consistently applied for all periods presented:

Consolidation, Policy
(b)

CONSOLIDATION: The Group’s financial statements include the financial statements of the Group, and its subsidiaries, and its investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, the Company reviews its relationships with other entities to assess if the Company is the primary beneficiary of a variable interest entity. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated from the date that the Company was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which the Company does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

Goodwill is not amortized; however it is subject to an annual assessment for impairment. The Company evaluates the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, the Company compares the estimated fair values of its reporting units to their carrying amounts. If the carrying value of the reporting unit exceeds its estimated fair value, the Company compares the implied fair value of the reporting unit’s goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. The Company’s fair value estimates are based on numerous assumptions and it is possible that actual fair values will be significantly different from the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

Foreign Currency Transactions, Policy
(c) (i)	FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at period end. Gains and losses arising from these translations are recognized in earnings.

(ii)	FOREIGN ENTITIES: The Group’s foreign entities are regarded as those entities that are considered to be self-sustaining. The statement of financial position and statements of operations of foreign subsidiaries are translated on the following basis:

Assets and liabilities are translated at the prevailing exchange rate at period end. Statement of operations items are translated at the average exchange rate for the period. Exchange differences on translation are accounted for in shareholders’ equity. These differences are recognized in earnings upon realization of the underlying foreign entity.

(iii)	FUNCTIONAL CURRENCY: The functional currency of the Group’s South African operations is the South African Rand, of its Australian operations is the Australian dollar, of its Ghanaian operations and of its Peruvian operation is the U.S. dollar. The translation differences arising as a result of converting the South African Rand and the Australian dollar to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of other comprehensive income.

Property, Plant and Equipment, Policy
(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

At the Group’s surface mines, when it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop the property are capitalized as incurred until saleable minerals are extracted from the mine and are amortized using the units-of-production method over the estimated life of the ore body based on estimated recoverable ounces or pounds mined from proven and probable reserves. These costs include costs to further delineate the ore body and remove overburden to initially expose the ore body. Subsequent mine development costs are treated as variable production costs.

At the Group’s underground mines, the Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. At the Group’s underground mines, these costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, development and exploration stage properties. The amount capitalized related to mineral interests represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. Exploration stage mineral interests represent interests in properties that are believed to potentially contain (i) other mineralized material such as inferred material within pits, measured, indicated and inferred material with insufficient drill spacing to qualify as proven and probable reserves; and inferred material in close proximity to proven and probable reserves; (ii) around-mine exploration potential such as inferred material not immediately adjacent to existing reserves and mineralization but located within the immediate mine infrastructure; (iii) other mine-related exploration potential that is not part of measured, indicated or inferred material and is comprised mainly of material outside of the immediate mine area; or (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property as described above. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. At the Group’s South African operations, its amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above-infrastructure reserve declarations as approved by the Company’s Board. However, if management becomes aware of significant changes in its above-infrastructure reserves ahead of the scheduled updates, management would not hesitate to immediately update its amortization and depreciation calculations and then subsequently notify the Company’s Board. A similar approach is followed at the Group’s operations in Ghana and Peru, due to the longer-life of the primary ore body. At the Group’s other international operations, such as Australia, the Group’s amortization and depreciation calculations are updated on a more regular basis during the year for all known changes in proven and probable reserves. The nature and life-span of the ore body, and the on-going information gathered in connection with the ore body, facilitates these more frequent updates.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Company’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to earnings if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor, adjusted for inflation, that reflects the risk-free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

Deferred taxation, Policy
(e)	DEFERRED TAXATION: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each reporting date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in the income statement during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions, unutilized capital allowances and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

The Group recognizes interest and penalties, if any, in the income statement as part of income tax expense.

Gold Fields recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Non-current investments, Policy
(f)

NON-CURRENT INVESTMENTS: Non-current investments comprise (i) investments in listed companies which are classified as available-for-sale and are accounted for at fair value, with unrealized holding gains and losses excluded from earnings and reported as a separate component of shareholders’ equity; and (ii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value; (iii) monies in environmental trust fund; and (iv) equity method investments. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

Materials Contained in Heap Leach Pads, Policy
(g)	MATERIALS CONTAINED IN HEAP LEACH PADS: The recovery of gold from certain oxide ores is best achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is permeated with a chemical solution, which dissolves the gold contained in the ore. The resulting “pregnant” solution is further processed in a leach plant where the gold in solution is recovered. For accounting purposes, value is added to leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. Value is removed from the leach pad as ounces are recovered in circuit at the leach plant based on the average cost per recoverable ounce of gold on the leach pad.

The engineering estimates of recoverable gold on the heap leach pads are calculated from quantities of ore placed on the pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on the leach process and the ore type). In general, the leach pad production cycles project recoveries of approximately 50% to 70% of the placed recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is completed.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold from the pad will not be known until the leaching process is terminated.

The current portion of leach pad inventories is determined based on engineering estimates of the quantities of gold at the reporting date that are expected to be recovered during the next twelve months.

Inventories, Policy
(h)	INVENTORIES: Inventories are valued at the lower of cost and market value. The Group’s inventories comprise consumable stores, gold-in-process, gold bullion, ore stockpiles and mineral rights and are accounted for as follows:

Consumable stores: Consumable stores are valued at average cost, after appropriate provision for surplus and slow moving items.

Gold-in-process: Gold in-process inventories at the international operations represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific mining operation, but include mill in-circuit, leach in-circuit, flotation and column cells, and carbon in-pulp inventories. In-process material is measured based on assays of the material fed to process and the projected recoveries of the respective plants. In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine, stockpile or leach pad plus the in-process conversion costs, including applicable depreciation relating to the process facility, incurred to that point in the process.

Gold bullion: Gold bullion inventories represent saleable gold ore or gold bullion and are valued at the average cost of the respective in-process inventories incurred prior to the refining process, plus refining costs.

Concentrates: Concentrate inventories represent concentrate available for shipment. The concentrate inventory is valued at the average cost, including an allocated portion of amortization. Costs are added to and removed from the concentrate inventory based on tons of concentrate and are valued at the lower of average cost and market value. Management’s determination of the gold and copper concentrate content and quantity depends on assay and laboratory results for the metal content and survey for the quantities.

Stockpiles: Stockpiles represent coarse ore that has been extracted from the mine that is available for further processing. Stockpiles are measured by estimating the number of tons (via truck counts and/or in-pit surveys of the ore before stockpiling) added and removed from the stockpile, the number of contained ounces (based on assay data) and the recovery percentage (based on the process for which the ore is destined). Stockpile tonnages are verified by periodic surveys. Stockpiles are valued based on mining costs incurred up to the point of stockpiling the ore, including applicable depreciation and amortization relating to mining operations. Value is added to a stockpile based on the current mining cost per ton plus applicable depreciation and amortization and removed at the average cost per recoverable ounce of gold in the stockpile.

Mineral rights: Mineral rights not linked to any specific operation are valued at the lower of cost and market value.

Financial Instruments Policy
(i)	FINANCIAL INSTRUMENTS: Financial instruments carried on the statement of financial position include cash and cash equivalents, investments, receivables, derivative financial instruments, accounts payable and accrued liabilities. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

Hedging, Policy
(j)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards Codification, or ASC, guidance for derivative instruments and hedging activities.

Under ASC 815, all derivatives are recognized on the statement of financial position at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction (cash flow hedge), or (3) a hedge of a net investment in a foreign entity. Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in earnings, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in earnings in the same period during which the hedged firm commitment or forecasted transaction affects earnings.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under SFAS No. 133 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Hedges of net investment in foreign entities are accounted for similarly to cash flow hedges. Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in the statement of operations, under the caption entitled gains and losses on financial instruments. The fair value recognized on the statement of financial position is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Cash and Cash Equivalents, Policy
(k)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

Trade Receivables, Policy
(l)	TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at period end. Irrecoverable amounts are written off during the period in which they are identified.

Provisions, Policy
(m)	PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

Rehabilitation costs, Policy
(n)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

Environmental Trust Funds, Policy
(o)	ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the Group’s South African mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the statement of financial position.

Employee benefits, Policy
(p)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: In South Africa, the Group operates a defined benefit pension plan and a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

The expected costs of the defined benefit pension plan are assessed in accordance with the advice of independent actuaries. The cost of experience adjustments or planned amendments is expensed to the statement of operations over the expected average remaining service lives of the relevant employees. Any shortfalls are funded either immediately or as increased employer contributions to ensure the ongoing soundness of the fund.

Contributions to defined contribution funds are expensed to the statement of operations as incurred.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes. Post-retirement health care in respect of existing employees is recognized as an expense over the remaining service lives of the relevant employees.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)	SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in fiscal 2011, six months ended December 31, 2010, fiscal 2010 and fiscal 2009 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Accounting for Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Share-Based-Payment.

Prior to July 1, 2005, the Group accounted for share-based payments under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, or APB 25, and related Interpretations, as permitted by ASC 718. In accordance with APB 25, no compensation cost was required to be recognized for options granted that had an exercise price equal to the market value of the underlying common stock on the date of grant other than on occasions where the term of the share option vesting schedules are modified or accelerated.

Revenue Recognition, Policy
(q)	REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract, the pricing is fixed and determinable and collectability is reasonably assured. Sales revenue excludes value-added tax but includes the net profit and losses arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

Contracts for the Sales of copper concentrate are provisionally priced—that is, the selling price is subject to final adjustment at the end of a period normally ranging from 30 to 90 days after delivery to the customer, based on market prices at the relevant quotation points stipulated in the contract.

Revenue on provisionally priced copper concentrate sales is recorded on the date of shipment, net of refining and treatment charges, using the forward London Metal Exchange price to the estimated final pricing date, adjusted for the specific terms of the relevant agreement. Variations between the price used to recognize revenue and the actual final price received can be caused by changes in prevailing copper and gold prices and result in an embedded derivative. The host contract is the receivable from the sale of copper concentrate at the forward London Metal Exchange price at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked-to-market each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue while the contract itself is recorded in accounts receivable.

Dividend Income, Policy
(r)	DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

Interest Income, Policy
(s)	INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.

Dividend Declared, Policy
(t)	DIVIDENDS DECLARED: Dividends proposed and the related taxation thereon are recognized only when the dividends are declared. Dividends are payable in South African Rand.

Segment Reporting, Policy
(u)	SEGMENT REPORTING: The Group is a gold mining company operating geographically in South Africa, Ghana, Australia and Peru. The business segments comprise geographical operations based on locations and operating units.

Earnings Per Share, Policy
(v)	EARNINGS/(LOSS) PER SHARE is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the period. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/(loss) per share.

Reclassifications, Policy
(w)	RECLASSIFICATIONS: Certain amounts in prior periods and fiscal years have been reclassified to conform to the current period presentation.

Recently Adopted Accounting Pronouncements
(x)	RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Revenue recognition

In October 2009, the Accounting Standards Codification, or ASC guidance, related to revenue recognition: multiple-deliverable revenue arrangements was updated. The update specifies multiple–deliverable revenue arrangements will be separated in more circumstances than under existing U.S. GAAP requirements. It establishes a selling price hierarchy and requires significant expansion of disclosures relating to multiple-deliverable revenue arrangements. The amendments in this update are effective prospectively for revenue arrangements entered into or modified in fiscal years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

In April 2010, the ASC guidance related to revenue recognition: milestone method of revenue recognition was updated. The amendments provide guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years beginning on or after June 15, 2010 The updated guidance did not impact the Group’s financial statements.

Fair value measurements

In January 2010, the ASC guidance related to fair value measurement: improving disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 (unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities) and Level 2 (Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly for substantially the full term of the asset or liability) fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not have an impact on the Group’s financial statements.

Derivatives and hedging

During March 2010, the ASC guidance related to derivatives and hedging: scope exception related to embedded credit derivatives was updated. The amendments clarify the scope exceptions related to embedded credit derivatives. The amendments are effective from the first fiscal quarter beginning after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Compensation—stock compensation

During April 2010, the ASC guidance related to compensation- stock compensation: effect of denominating the exercise price of a share-based payment awarded in the currency of the market in which the underlying equity security trades was updated. The update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for those fiscal years, and interim periods within those fiscal years beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Financial services—insurance

During April 2010, the ASC guidance related to financial services insurance: how investments held through separate accounts affect an insurer’s consolidation analysis of those investments was updated. The updated guidance did not impact the Group’s financial statements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2010.

Receivables

During April 2010, the ASC guidance related to receivables: effect of a loan modification when the loan is part of a pool that is accounted for as single asset was updated. The amendment clarifies that modifications of loans that are accounted for within a pool do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The amendments are effective for modifications of loans accounted for within pools under Subtopic 310-30 occurring in the first interim an annual period ending July 15, 2010. The updated guidance did not impact the Group’s financial statements.

In July 2010, the ASC guidance related to receivables: disclosures about the credit quality of financing receivables and the allowance for credit losses was updated. The update requires disclosure of additional information to assist financial statement users understand more clearly an entity’s credit risk exposures to finance receivables and the related allowance for credit losses. For public entities, the disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Defined contribution pension plans

During September 2010, the ASC guidance related to plan accounting - defined contribution pension plans : reporting loans to participants by defined contribution pension plans (a consensus of the FASB emerging issues task force) relating to reporting loans to participants by defined contribution pension plans was updated. The amendments require that participant loans be classified as notes receivable from participants, which are segregated from plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest. The amendments are applied retrospectively to all prior periods presented, effective for fiscal years ending after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Intangibles—goodwill and other

In December 2010, the ASC guidance related to intangibles - goodwill and other: when to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts relating to goodwill testing was updated. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. For public entities, the update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Business combinations

In December 2010, the ASC guidance related to business combinations: disclosure of supplementary pro forma information for business combinations relating to business combinations was updated. The update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The update also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
(y)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

Receivables

During January 2011, the ASC guidance related to receivables: deferral of the effective date of disclosures about troubled debt restructurings on update 2010-20 was issued. The update temporarily delays the effective date of the disclosures about troubled debt restructurings in Update 2010-20 for public entities. The delay is intended to allow the Board time to complete its deliberations on what constitutes a troubled debt restructuring. The effective date of the new disclosures about troubled debt restructurings for public entities and the guidance for determining what constitutes a troubled debt restructuring will then be coordinated. Currently, that guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011.

During April 2011, the ASC guidance related to receivables: a creditor’s determination of whether a restructuring is a troubled debt restructuring was updated. The amendments clarify the guidance on a creditor’s evaluation of whether restructuring constitutes a concession and whether the debtor is experiencing financial difficulties. The updated guidance did not impact the Group’s financial statements. The amendments are effective for the first interim or annual period beginning on or after June 15, 2011.

Fair value measurement

During May 2011, the ASC guidance related to fair value measurement: amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS was issued. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Group expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on its consolidated financial statements. The ASU is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively.

Comprehensive income

During June 2011, the ASC guidance related to comprehensive income: presentation of comprehensive income was updated. The amendments provide an entity with the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The amendments eliminate the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Group plans to implement the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of income in 2012.

Intangibles: Goodwill and other

During September 2011, the ASC guidance related to intangibles: goodwill and other: testing goodwill for impairment was updated. The amendments permit an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group will implement the provisions of ASU 2011-08 as of January 1, 2012.

Balance sheet

During December 2011, the ASC guidance related to balance sheet: disclosures about offsetting assets and liabilities was updated. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The amendments are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Group will implement the provisions of ASU 2011-11 as of January 1, 2013.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Depreciation of Non-Mining Assets
(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Finance Expenses

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June, 30
	2011	2010	2010	2009
Interest expense—Mvelaphanda loan	—	—	—	(34.9)
Interest expense—preference share dividend	(1.3)	(3.1)	(5.9)	(9.8)
Interest expense—other	(62.3)	(33.3)	(65.8)	(92.8)

Total finance expense	(63.6)	(36.4)	(71.7)	(137.5)
Capitalized interest	9.3	4.7	6.5	63.6

	(54.3)	(31.7)	(65.2)	(73.9)

INCOME AND MINING TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Income and Mining Tax Expense

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2011	2010	2010	2009
Current income taxes
South Africa	(108.3)	(39.0)	(67.7)	(101.6)
Ghana	(180.5)	(73.4)	(98.6)	(34.2)
Australia	(35.9)	—	(16.5)	(21.0)
Peru	(111.7)	(47.1)	(51.2)	(16.1)

Current income and mining taxes	(436.4)	(159.5)	(234.0)	(172.9)

Deferred income taxes
South Africa	(70.1)	44.9	(58.6)	(37.5)
Ghana	(12.0)	4.5	(28.1)	(24.7)
Australia	(51.3)	(22.9)	(12.3)	(12.8)
Peru	17.8	(0.8)	(25.4)	(16.7)

Deferred income and mining taxes	(115.6)	25.7	(124.4)	(91.7)

Total income and mining taxes	(552.0)	(133.8)	(358.4)	(264.6)

Pre-Tax Income Before Impairment of Equity Investee, Share of Equity Investee's Share of Profits/(Losses) and Minority Interests

The Company’s pre-tax income before, impairment of equity investee and share of equity investee’s share of losses comprise:

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2011	2010	2010	2009
South Africa	378.5	(221.0)	192.0	269.9
Ghana	624.9	216.8	343.1	140.7
Australia	258.8	77.3	55.7	92.3
Peru	241.1	139.4	164.6	82.7
British Virgin Islands(1)	4.5	(17.7)	96.0	(34.4)

	1,507.8	194.8	851.4	551.2

(1)

The pre-tax loss relates to non-operating entitites, incorporated in the British Virgin Islands, includes impairment of investments for fiscal year ended December 31, 2011; net gain on disposal of investments in the six-month period ended December 31, 2010, a net gain on disposal of investments and impairment of investments in fiscal year ended June 30, 2010 and a net loss on disposal and impairment of listed investments in fiscal year ended June 30, 2009.

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June, 30
	2011	2010	2010	2009

South African mining tax on mining income is determined on a formula basis which takes into account the profit and revenue from mining operations during the year. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate on temporary differences. The applicable tax rates are:

South Africa:
Mining statutory rate	43.0%	43.0%	43.0%	43.0%
Non-mining income standard tax rate	35.0%	35.0%	35.0%	35.0%
Non-mining companies	28.0%	28.0%	28.0%	28.0%
Ghana	25.0%	25.0%	25.0%	25.0%
Australia	30.0%	30.0%	30.0%	30.0%
Peru	30.0%	35.6%	35.6%	35.6%
Major items causing the Group’s income tax provision to differ from the South African mining statutory rate were:
Tax on net income at South African mining statutory rate	(648.4)	(83.7)	(366.1)	(237.0)
Rate adjustment to reflect company tax rates.	239.2	74.3	62.7	49.1
South African mining tax formula rate adjustment	11.9	10.4	16.6	27.7
Valuation allowance raised against deferred tax assets	—	—	(8.3)	(17.5)
Reversal of valuation allowance previously raised against deferred tax assets	22.0	10.3	0.1	2.7
Non taxable income/non deductible expenditure[1]	(199.0)	(197.6)	27.4	(54.4)
South African capital gains tax	—	—	(23.9)	—
Royalties[2]	—	—	(71.6)	(37.7)
Deferred tax release on reduction of tax rate at the Peruvian operation (six months ended December 31, 2010: South African operations)	9.1	61.3	—	—
Other	13.2	(8.8)	4.7	2.5

Income and mining tax expense	(552.0)	(133.8)	(358.4)	(264.6)

(1)

The $199.0 million (six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $nil (six months ended December 31, 2010: $128.0 million) empowerment transaction costs, $24.5 million (six months ended December 31, 2010: $11.6 million) share-based-compensation, $92.8 million (six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs and $35.9 million (six months ended December 31, 2010: $12.6 million) National Stabilization Levy in Ghana.

(2)	The classification of royalty expense at the Group’s operations requires judgement, particularly at the Groups’ South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group’s international operations, and the fact that changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, changed to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields changed the classification of royalty expense in its consolidated financial statements from a component of “income and mining taxes” to “other expenses” in its consolidated statements of operations starting with the six months ended December 31, 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.

(3)	No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Group repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Group has determined that it is impractical to estimate the amount of deferred tax liability on such unremitted earnings.

(4)	The Group does not have any uncertain tax positions which will more likely than not result in changes to tax liabilities.

Deferred Income and Mining Tax Liabilities and Assets

Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2011, December 31, 2010 and June 30, 2010 relate to the following:

	December 31, 2011	December 31, 2010	June 30, 2010
Deferred income and mining tax liabilities
Mining assets	1,803.8	2,119.8	1,978.0
Investments held by environmental trust funds	77.3	59.3	51.0
Inventory	9.3	9.3	8.9
Other	45.8	—	41.1

Gross deferred income and mining tax liabilities	1,936.2	2,188.4	2,079.0

Provisions, including rehabilitation accruals	(149.0)	(130.4)	(122.3)
Tax losses	(278.1)	(515.0)	(536.7)
Unredeemed capital expenditure	(630.0)	(648.6)	(625.1)
Other	(3.7)	(21.6)	—

Gross deferred income and mining tax assets	(1,060.8)	(1,315.6)	(1,284.1)
Valuation allowance for deferred tax assets	152.4	192.5	195.3

Total deferred income and mining tax assets	(908.4)	(1,123.1)	(1,088.8)

Net deferred income and mining tax liabilities	1,027.8	1,065.3	990.2
Less short term portion of deferred income and mining tax (included in accounts payable and provisions)	(8.4)	(13.5)	(7.7)

Net deferred income and mining tax liabilities	1,019.4	1,051.8	982.5

Valuation Allowance for Deferred Tax Assets

The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for Living Gold (Pty) Limited, Gold Fields Operations, or GFO, and GFI Joint Venture Holdings, or GFIJVH, which also include unredeemed capital expenditure.

	December 31, 2011	December 31, 2010	June 30, 2010
Orogen Investments SA (Luxembourg)	39.2	40.9	43.7
Gold Fields Arctic Platinum Oy	30.3	28.3	26.2
Living Gold (Pty) Limited	3.9	6.5	5.6
Gold Fields Operations	33.2	53.1	55.0
GFI Joint Venture Holdings	44.6	62.2	63.6
Other	1.2	1.5	1.2

	152.4	192.5	195.3

Unredeemed Capital Expenditure and Tax Loss Carry Forwards

As at December 31, 2011, December 31, 2010 and June 30, 2010 the Group had unredeemed capital expenditure and tax loss carry forwards available for deduction against future mining income at its operations as follows:

	December 31, 2011	December 31, 2010	June 30, 2010
Unredeemed capital expenditure:
Beatrix Division of GFI Mining South Africa (Pty) Limited	—	117.6	140.2
Gold Fields Operations	608.4	587.3	462.1
GFI Joint Venture Holdings	1,049.4	1,119.6	936.2

	1,657.8	1,824.5	1,538.5

The Group has estimated capital allowances to be offset against future income:
Abosso Goldfields Limited	—	—	15.5
Gold Fields La Cima S.A.A	507.9	163.6	710.1

Estimated Capital Allowances

The estimated capital allowances do not have an expiration date. In terms of current Ghanaian taxation legislation, tax losses not utilized by Gold Fields Ghana Limited, or GF Ghana, and Abosso Goldfields Limited, or Abosso, are forfeited after five (5) years. GF Ghana, Abosso and Gold Fields La Cima, or La Cima, currently have no tax losses available for utilization against future profits.

	December 31, 2011	December 31, 2010	June 30, 2010
Estimated assessed tax losses:
Gold Fields Operations	484.4	653.2	600.4
GFI Joint Venture Holdings	12.6	67.5	81.5
Gold Fields Australia Pty Limited	—	177.6	251.9
Gold Fields Group Services (Pty) Limited	10.0	2.0	—
Golden Oils (Pty) Limited	1.2	1.4	1.0
Agrihold (Pty) Limited	1.9	2.3	2.1
Golden Hytec Farming (Pty) Limited	1.1	1.4	1.2
Living Gold (Pty) Limited	14.1	23.1	20.1

	525.3	928.5	958.2

Tax Years Open for Assessments

Tax years open for assessments
South Africa(1)	2001-2010
Ghana(2)	All years open
Australia(3)	2002-2010
Peru(4)	2005-2010

Notes:

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.

(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.

(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June, 30
	2011	2010	2010	2009
BASIC EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	881.5	12.6	391.0	160.9
Shares outstanding—beginning of year	720,796,887	705,903,511	704,749,849	653,200,682
Weighted average number of shares issued	1,579,341	5,108,162	614,351	17,127,580

Weighted average number of shares issued at the end of the year	722,376,228	711,011,673	705,364,200	670,328,262

Basic earnings per share	1.22	0.02	0.55	0.24

DILUTED EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	881.5	12.6	391.0	160.9
Weighted average number of shares issued at the end of the year	722,376,228	711,011,673	705,364,200	670,328,262
Effect of dilutive securities	8,411,270	8,677,377	9,185,642	7,462,470

	730,787,498	719,689,050	714,549,842	677,790,732

Diluted earnings per share	1.21	0.02	0.55	0.24

RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2011
Receivables

	December 31, 2011	December 31, 2010	June 30, 2010
Product sale trade receivables	169.7	168.8	130.9
Other trade receivables	23.7	32.4	21.1
Deposits	0.1	0.2	5.4
Value added tax	65.3	92.9	106.4
Interest receivable	0.4	0.7	—
Payroll debtors	12.6	13.3	8.4
Prepayments (1)	198.0	78.7	17.1
Other	13.6	24.4	16.1

	483.4	411.4	305.4

(1)	Includes $120 million for the FSE Project and $7.0 million for the Bezant’s Mankayan Project (December 31, 2010: $54 million for the FSE project and nil for Bezant; fiscal year ended June 30, 2010: $nil).

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
INVENTORIES

	December 31, 2011	December 31, 2010	June 30, 2010
Ore stockpiles	63.7	57.8	61.1
Gold in-process	26.9	31.5	33.7
Consumable stores	205.5	156.4	134.3
Other	1.6	10.6	5.8

	297.7	256.3	234.9

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipments

	December 31, 2011	December 31, 2010	June 30, 2010
Cost	12,083.9	12,771.6	11,038.9
Accumulated depreciation and amortization	(5,067.1)	(5,289.6)	(4,399.2)

	7,016.8	7,482.0	6,639.7

Mining properties, mine development costs, mine plant facilities and mineral interests	6,021.3	6,940.4	6,396.1
Asset retirement costs	112.3	108.2	94.1
Other non-mining assets	883.2	433.4	149.5

	7,016.8	7,482.0	6,639.7

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:
South African operations	32.5	23.3	18.6
Tarkwa Mine	14.4	15.9	16.6
Cerro Corona	75.4	81.3	84.5

	122.3	120.5	119.7

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill

	December 31, 2011	December 31, 2010	June 30, 2010
Balance at beginning of the year	1,295.2	1,154.9	1,084.7
Translation adjustment	(219.8)	140.3	70.2

Balance at end of the year	1,075.4	1,295.2	1,154.9

NON-CURRENT INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Summarized Financial Information of Rusoro

The summarized financial information of Rusoro, is shown below:

	December 31, 2011	December 31, 2010	June 30, 2010
Balance sheet:
Current assets	72.2	69.3	64.3
Non-current assets	917.8	957.3	956.7
Current liabilities	133.2	101.8	95.1
Non-current liabilities	208.7	346.9	355.5
Shareholders’ equity excluding non controlling interest	646.0	576.7	570.4

Results for the period(1)
Revenues	118.6	42.7	98.5
Gross (loss)/income	(2.2)	3.2	9.4
Net income/(loss)	0.3	7.4	(117.6)

(1)	The results of Rusoro for the Gold Fields’ fiscal year ended December 31, 2011 are for the nine months to September 2011 (six months ended December 31, 2010: three months ended September 30, 2010; fiscal year ended June 30, 2010).

Non-Current Investments

	December 31, 2011	December 31, 2010	June 30, 2010
Listed investments (a)	77.3	124.4	76.8
Unlisted investments	2.6	1.7	1.3
Investments held by environmental trust funds (b)	161.5	168.6	133.8
Equity investees (c)	28.2	30.2	29.6
Other investments	2.6	19.4	12.8

	272.2	344.3	254.3

(a)	Listed investments mainly consist of:

	December 31, 2011		December 31, 2010		June 30, 2010
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Evolution Mining Limited	15,535,016	1.62	—	—	—	—
GoldQuest Mining Corporation	13,962,500	0.08	13,962,500	0.39	13,962,500	0.11
Northam Platinum	7,820,169	3.75	—	—	—	—
Atacama Pacific Gold Corporation	4,945,598	3.79	4,945,598	3.22	—	—
Gran Columbia Gold Corporation	1,585,274	0.40	—	—	—	—
Medoro Resources Limited	—	—	1,321,062	2.30	3,963,186	0.69
Mvelaphanda Resources Limited (1)	—	—	8,397,858	7.29	8,397,858	6.16
Gold One International Limited	—	—	12,500,000	0.33	12,500,000	0.26
Conquest Mining Limited	—	—	51,783,388	0.58	51,783,388	0.30

(1)	Three million of the Mvelaphanda Resources Limited, or Mvelapanda, shares were subject to a scrip lending agreement at December 31, 2010 - see note 13 (e).

Details of the listed investments are as follows:

	December 31, 2011	December 31, 2010	June 30, 2010
Fair value	77.3	124.4	76.8
Cost	68.4	82.5	68.3

Net unrealized gain	8.9	41.9	8.5

The net gain comprises:
Gross unrealized gains	15.2	42.3	10.9
Gross unrealized losses	(6.3)	(0.4)	(2.4)

	8.9	41.9	8.5

The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months. :	8	3	4

Realized gain/(loss) reclassified from equity on disposal of listed investments ($ million)	6.6	(0.4)	99.2

(b)

The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %			Market value
Investment	Description of business	December 31, 2011	December 31, 2010	June 30, 2010	December 31, 2011	December 31, 2010	June 30, 2010
Rusoro Mining Limited	Gold mining	26.4	26.4	26.4	13.2	51.3	31.1
Rand Refinery Limited	Refining of gold bullion and by-products	34.9	34.9	34.9	*	*	*
Timpetra Resources Limited	Resource exploration	21.8	N/A	N/A	1.2	N/A	N/A

*	—Not readily determinable

Carrying Value of Equity Investment in Rand Refinery Limited

The carrying value of the equity investment in Rusoro Mining Limited, or Rusoro:

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	20.0	18.2	48.4
Share of results, net of tax	—	1.8	(31.1)
Impairment	(6.8)	—	—
Other comprehensive income	—	—	0.8

Closing balance	13.2	20.0	18.2

Rand Refinery Limited
Carrying Value of Equity Investment in Rand Refinery Limited

The carrying value of the equity investment in Rand Refinery Limited, or Rand Refinery:

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	10.2	11.4	2.8
Share of profits recognized	5.0	3.1	8.4
Dividend receivable	—	(5.4)	—
Translation	(2.3)	1.1	0.2

Closing balance	12.9	10.2	11.4

ACCOUNTS PAYABLE AND PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Provision

	December 31, 2011	December 31, 2010	June 30, 2010
Trade payables	196.3	206.1	158.3
Accruals	301.1	275.4	219.9
Payroll and other compensation	67.5	64.9	72.8
Leave pay accrual	68.3	71.8	61.8
Dividends payable	3.0	8.4	—
Short-term portion of the South Deep Dividend liability	3.4	2.7	—
Foreign levies payable	—	10.8	—
Short term portion of deferred income and mining tax	8.4	13.5	7.7
Other	21.9	17.0	31.4

	669.9	670.6	551.9

SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Collateralized
—Split-tenor revolving credit facility (a)	500.0	—	430.0
—Syndicated revolving loan facility (b)	—	—	—
—Project finance facility (c)	—	—	100.0
—Preference shares (d)	—	91.4	96.3
—Scrip loan (e)	—	21.4	19.0
—Non-revolving Senior Secured Term Loan (f)	150.0	190.0	—
—$1 Billion Notes Issue (g)	987.7	986.6	—
—$1 Billion syndicated revolving credit facility (h)	220.0	—	—
—$60 million senior secured revolving credit facility (i)	50.0	—	—
Uncollateralized
—Domestic Medium Term Notes Program (j)	—	108.9	475.8
—Short-term syndicated facility (k)	—	—	—
—Other loans (l)	—	—	—

	1,907.7	1,398.3	1,121.1

Short-term loans and current portion of long-term loans	(547.0)	(261.7)	(691.1)

Total long-term loans	1,360.7	1,136.6	430.0

Combined Aggregate Maturities of Short- and Long-Terms Loans

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2011 is tabulated below:

Maturity	December 31, 2011	December 31, 2010	June 30, 2010
1	547.0	261.7	691.1
2	48.0	40.0	430.0
3	75.0	40.0	—
4	30.0	40.0	—
Thereafter	1,207.7	1,016.6	—

	1,907.7	1,398.3	1,121.1

Split tenor revolving credit facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	430.0	498.5
Loans advanced, net of transaction costs	540.0	70.0	221.0
Loan repayments	(40.0)	(500.0)	(289.5)

Closing balance	500.0	—	430.0

Syndicated revolving loan facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	72.0
Loans advanced	—	—	200.0
Loan repayments	—	—	(272.0)

Closing balance	—	—	—

Project finance facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	100.0	150.0
Loan repayments	—	(100.0)	(50.0)

Closing balance	—	—	100.0

Preference shares
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	91.4	96.3	84.9
Preference share dividend	1.3	3.0	5.9
Redemptions	(90.0)	(19.3)	—
Other	(2.3)	—	—
Translation	(0.4)	11.4	5.5

Closing balance	—	91.4	96.3

Scrip Loan
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	21.4	19.0	—
Interest	0.3	—	—
Loans advanced	18.2	—	19.5
Loans repaid	(39.6)	—	—
Translation	(0.3)	2.4	(0.5)

Closing balance	—	21.4	19.0

Non-revolving Senior Secured Term Loan
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	190.0	—	—
Loans advanced	—	200.0	—
Loans repaid	(40.0)	(10.0)	—

Closing balance	150.0	190.0	—

Dollar One Billion Notes Issue
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	986.6	—	—
Notes Issued, net of transaction costs	—	986.4	—
Unwinding of transaction costs	1.1	0.2	—

Closing balance	987.7	986.6	—

$1 billion revolving credit facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	—
Loans advanced	483.0	—	—
Repayments	(263.0)	—	—

Closing balance	220.0	—	—

Domestic Medium Term Notes Program
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	108.9	475.8	141.8
Notes issued	—	248.0	1,044.9
Settlements	(105.3)	(659.6)	(721.9)
Translation	(3.6)	44.7	11.0

Balance at close	—	108.9	475.8

Short term syndicated facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	20.0
Loan advanced	—	—	—
Repayments	—	—	(20.0)

Closing balance	—	—	—

Other loans
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	136.5
Loans advanced	56.7	39.4	134.5
Loans repaid	(56.7)	(41.9)	(284.1)
Translation	—	2.5	13.1

Closing balance	—	—	—

$60 million senior secured revolving credit facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	—
Loans advanced	70.0	—	—
Repayments	(20.0)	—	—

Balance at close	50.0	—	—

PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Total Liability for Environmental Rehabilitation

principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2011	December 31, 2010	June 30, 2010
Asset retirement obligations
Opening balance	324.4	275.7	236.9
Addition to liabilities	18.7	12.3	11.9
Liabilities settled	(1.7)	(2.1)	(4.3)
Accretion of liability	24.9	10.9	19.3
Foreign currency translation adjustment	(29.4)	27.6	11.9

Balance at close	336.9	324.4	275.7

PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS (Tables)	12 Months Ended
Dec. 31, 2011
Net Periodic Benefit Cost by Gold Fields Group, Excluding South Deep

	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	0.1	(0.1)	0.9

Net periodic benefit cost	0.1	(0.1)	0.9

Accrued Post-Retirement Health Care Costs

	December 31, 2011	December 31, 2010	June 30, 2010
Gold Fields Group (excluding South Deep) accrued post-retirement health care costs (a)	2.1	2.6	2.6
South Deep accrued post-retirement health care costs (b)	—	0.1	0.2

Gold Fields Group accrued post-retirement health care costs	2.1	2.7	2.8

Net Periodic Benefit Cost by South Deep

	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	—	—	—

Net periodic benefit cost	—	—	—

Gold Fields Group (excluding South Deep)
Funded Status and Amounts Recognized for Post-Retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs:

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	2.1	2.6	2.6
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.6	2.6
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	2.1	2.6	2.6

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	—	0.1	0.2
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	—	0.1	0.2
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	—	0.1	0.2

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	0.1	0.2	0.4
Service costs	—	—	—
Contributions paid	(0.1)	(0.1)	(0.1)
Release of cross subsidization liability	—	—	(0.2)
Foreign currency translation adjustment	—	—	0.1

Balance at end of year	—	0.1	0.2

South Deep Gold Mine
Funded Status and Amounts Recognized for Post-Retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	—	0.1	0.2
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	—	0.1	0.2
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	—	0.1	0.2

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	2.1	2.6	2.6
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.6	2.6
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	2.1	2.6	2.6

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	2.6	2.6	11.0
Service costs	0.1	(0.1)	0.9
Contributions paid	(0.2)	(0.5)	(0.2)
Release of cross subsidization liability	—	—	(9.7)
Foreign currency translation adjustment	(0.4)	0.6	0.6

Balance at end of year	2.1	2.6	2.6

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Details of PVRS and SARS Granted Under Share Plan

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at June 30, 2008	5,396,887	3,837,937	112.73	14.09
Granted during the year	2,616,171	1,311,271	108.90	12.09
Exercised and released	(73,954)	—	—	—
Forfeited	(880,240)	(539,582)	121.07	13.44
Conditions for vesting not met	(226,900)	—	—	—

Outstanding at June 30, 2009	6,831,964	4,609,626	111.50	13.83
Granted during the year	3,177,552	1,564,217	90.84	11.98
Exercised and released	(341,309)	—	—	—
Forfeited	(619,793)	(513,571)	109.40	14.43
Conditions for vesting not met	(609,751)	—	—	—

Outstanding at June 30, 2010	8,438,663	5,660,272	106.00	14.00
Granted during the period	381,115	307,070	103.66	14.52
Exercised and released	(355,779)	(13,329)	103.07	14.44
Forfeited	(753,918)	(683,416)	104.01	14.57
Conditions for vesting not met	(60,000)	—	—	—

Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63
Granted during the period	3,165,342	1,638,484	119.17	16.51
Exercised and released	(2,559,552)	(1,247,317)	111.06	15.38
Forfeited	(886,759)	(631,621)	110.69	15.33

Outstanding at December 31, 2011	7,369,112	5,030,143	107.91	13.27

GF Management Scheme Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2011.

	Outstanding options
	Price range		Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 – 84.99	7.38 – 10.45	3,400	2.95	69.48	8.55
	85.00 – 109.99	10.46 – 13.52	3,000,076	3.50	99.82	12.28
	110.00 – 134.99	13.53 – 16.60	1,991,517	4.28	120.20	14.79
	135.00 – 159.99	16.61 – 19.68	35,150	6.01	136.29	16.76

Total			5,030,143	3.83	107.91	13.27

Options Granted Under GF Management Incentive Scheme

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at July 1, 2008	4,212,219	78.38	9.80
Exercised and released	(1,367,882)	69.69	7.73
Forfeited	(539,916)	105.39	11.70

Outstanding at July 1, 2009	2,304,421	77.20	9.58
Exercised and released	(778,172)	74.62	9.84
Forfeited	(173,616)	97.01	12.80

Outstanding at July 1, 2010	1,352,633	76.15	10.06
Exercised and released	(348,430)	75.40	10.56
Forfeited	(27,670)	96.06	13.45

Outstanding at January 1, 2011	976,533	75.85	11.24
Exercised and released	(614,340)	72.33	10.02
Forfeited	(50,968)	118.63	16.43

Outstanding at December 31, 2011	311,225	73.48	9.04

Directors Affected by GF Management Scheme Modification

The following directors were affected by the modification:

	Fiscal year ended December 31, 2011			Six months to December 31, 2010
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	—	—	—	191,500	75.44	0.80
Paul Schmidt	—	—	—	15,934	74.75	0.64

Non-Executive directors
Kofi Ansah	—	—	—	6,700	68.59	0.50
Rupert L. Pennant-Rea	—	—	—	20,000	78.49	0.50
Chris I. von Christierson	—	—	—	10,000	88.38	0.50

	Fiscal year ended June 30, 2010			Fiscal year ended June 30, 2009
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	13,334	46.23	0.87	172,499	76.59	0.38
Terence P. Goodlace	—	—	—	3,167	154.65	0.01

Non-Executive directors
Kofi Ansah	—	—	—	6,700	68.59	0.39
Rupert L. Pennant-Rea	5,000	110.03	0.71	25,000	84.79	0.39
Chris I. von Christierson	10,000	110.03	0.71	20,000	99.21	0.39
Alan J. Wright	10,000	110.03	0.71	55,000	68.41	0.39

GF Non-Executive Director Share Plan Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2011:

			Outstanding and exercisable options
			Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 – 84.99	7.38 – 10.45	260,926	0.24	67.54	8.31
	85.00 –109.99	10.46 – 13.52	28,499	0.34	90.67	11.15
	110.00 –134.99	13.53 –16.60	14,000	1.03	111.66	13.73
	135.00 –159.99	16.61 – 19.68	7,800	1.16	140.66	17.30

Total			311,225	0.31	73.48	9.04

Restricted Shares Granted

Details of the restricted shares granted under this Plan are as follows:

No. of restricted shares
Outstanding at June 30, 2008	80,600
Granted during the year	52,600
Exercised and released	(33,000)
Forfeited	—

Outstanding at June 30, 2009	100,200
Granted during the year	47,300
Exercised and released	(11,622)
Forfeited	—

Outstanding at June 30, 2010	135,878
Granted during the period	—
Exercised and released	(37,000)
Forfeited	—

Outstanding at December 31, 2010	98,878

Granted during the period	—
Exercised and released	(56,978)
Forfeited	—

Outstanding at December 31, 2011	41,900

Assumptions used to Value Options

The Group uses the Black Scholes Model to value the SARS. The inputs to the model for awards granted during the period were as follows:

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Years Ended June 30,
	2011	2010	2010	2009
Weighted average exercise price—Rand	119.17	93.89	90.84	108.90
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	46.4%	50.2%	52.0%	51.7%
Expected term (years)	5.90	3.0 – 4.2	3.0 – 4.2	3.0 – 4.2
Long-term expected dividend yield	1.70%	1.00%	1.00%	1.80%
Weighted average risk free interest rate	6.90%	6.90%	7.90%	6.90%
Weighted average fair value—Rand	51.66	55.06	43.82	45.90

The Group uses the Monte-Carlo Simulation to value the PVRS. The inputs to the model for awards granted during the year were as follows:

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Years Ended June 30,
	2011	2010	2010	2009
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	64.1%	50.1%	50.4%	67.8%
Expected term (years)	3.0	3.0	3.0	3.0
Historical dividend yield	1.70%	1.90%	1.40%	2.30%
Weighted average risk free interest rate (based on U.S. interest rate)	0.20%	0.20%	0.20%	0.60%
Weighted average fair value—Rand	206.27	191.38	155.78	209.40

Non-Executive
Details of GF Non-Executive Director Share Plan

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of June 30, 2008	146,700	83.81	10.48
Granted during the year	—	—	—
Exercised and released	(25,000)	43.70	4.85
Forfeited	(40,000)	99.21	11.01

Outstanding as of June 30, 2009	81,700	88.54	10.99
Granted during the year	—	—	—
Exercised and released	—	—	—
Forfeited	—	—	—

Outstanding as of June 30, 2010	81,700	88.54	11.70
Exercised and released	(20,000)	78.49	10.99
Forfeited	(25,000)	110.03	15.41

Outstanding as of December 31, 2010	36,700	79.37	11.76

Exercised and released	(36,700)	79.37	10.99

Outstanding as of December 31, 2011	—	—	—

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Values of Financial Instruments

The estimated fair values of the the Group’s financial instruments are:

	December 31, 2011		December 31, 2010		June 30, 2010
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	744.0	744.0	809.5	809.5	500.7	500.7
Receivables	483.4	483.4	411.4	411.4	305.4	305.4
Non-current investments	272.2	272.2	344.3	344.3	254.3	254.3
Financial liabilities
Long-term loans	1,360.7	1,263.0	1,136.6	1,107.5	430.0	430.0
Accounts payable and provisions	669.9	669.9	670.6	670.6	551.9	551.9
Interest payable	11.2	11.2	4.1	4.1	4.5	4.5
Short-term loans and current portion of long-term loans	547.0	547.0	261.7	261.2	691.1	691.1
Other non-current liabilities	13.5	13.5	19.7	19.7	—	—

Financial Assets Measured at Fair Value by Level

The following table sets forth our financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at December 31, 2011
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Listed investments	77.3	77.3	—	—
Investments held by environmental trust funds	161.5	122.5	39.0	—
Unlisted investments	2.6	—	—	2.6
Trade receivable from provisional copper concentrate sales, net	88.4	—	88.4	—

	329.8	199.8	127.4	2.6

	Fair value at December 31, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Listed investments	124.4	124.4	—	—
Investments held by environmental trust funds	168.5	120.0	48.5	—
Unlisted investments	1.7	—	—	1.7
Trade receivable from provisional copper concentrate sales, net	83.2	—	83.2	—

	377.8	244.4	131.7	1.7

	Fair value at June 30, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Listed investments	76.8	76.8	—	—
Investments held by environmental trust funds	133.8	80.3	53.5	—
Unlisted investments	1.3	—	—	1.3
Trade receivable from provisional copper concentrate sales, net	45.7	—	45.7	—

	257.6	157.1	99.2	1.3

Changes in Fair Value of Level 3 Financial Assets

The table below sets forth a summary of changes in the fair value of our Level 3 financial assets.

	December 31, 2011	December 31, 2010	June 30, 2010
Balance at the beginning of the period	1.7	1.3	0.8
Additions	0.4	—	0.9
Settlements	—	(0.8)	(0.7)
Impairments	—	—	(0.5)
Unrealized gain	0.5	1.2	0.8

Balance at the end of the period	2.6	1.7	1.3

ADDITIONAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Interest Paid Included in Net Cash Provided by Operating Activities

The following amounts of interest paid were included in cash flows from operations:

	Fiscal year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2011	2010	2010	2009
Interest paid before capitalization	63.6	36.4	71.7	137.5

(b)	Non cash-items

Excluded from the statements of cash flows are the following:

i) For the fiscal ended December 31, 2011

The $26.4 million loss on mark-to-market of listed investments

i) For the six months ended December 31, 2010

The $28.8 million gain on mark-to-market of listed investments

ii) For the fiscal year ended June 30, 2010

The $24.9 million gain on mark-to-market of listed investments

ii) For the fiscal year ended June 30, 2009

The $122.4 million loss on mark-to-market of listed investment

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Commitments

	December 31, 2011	December 31, 2010	June 30, 2010
Capital expenditure
—authorized
South Africa—KDC	373.7	375.2	342.4
South Africa—Beatrix	87.1	96.8	87.2
South Africa—South Deep	433.1	573.4	568.9
Ghana—Tarkwa	126.5	67.7	148.9
Ghana—Damang	16.9	53.1	7.5
Peru—Cerro Corona	44.7	44.0	29.4
Australia—St Ives	150.3	22.3	58.1
Australia—Agnew	10.4	59.0	10.2
Other	0.4	0.1	0.2

	1,243.1	1,291.6	1,252.8

The above capital expenditure amounts are based on management accounts which are prepared based on IFRS.

Contracted for	245.7	167.4	236.9
Other guarantees	1.7	2.2	2.6

GEOGRAPHICAL AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Segment Results and Assets

	Fiscal Year Ended December 31, 2011
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	1,745.5	555.4	427.5	1,122.9	340.8	734.2		313.1		1,047.3	560.5	—	—	5,800.1
Operating costs(1)	(1,032.2)	(333.6)	(296.2)	(436.4)	(142.1)	(415.4)		(138.5)		(553.9)	(157.4)	(31.0)	(126.5)	(3,109.4)
Gold inventory change (2)	—	—	—	65.0	1.9	3.0		6.0		9.0	(0.1)	—	1.4	77.2

Operating profit	713.4	221.8	131.3	751.6	200.6	321.8		180.6		502.4	403.0	(31.0)	(125.1)	2,767.9
Amortization and depreciation	(230.4)	(71.2)	(76.7)	(104.9)	(26.7)	(149.9)		(44.6)		(194.5)	(58.6)	(20.4)	38.1	(745.3)

Net operating profit/(loss)	483.0	150.6	54.6	646.6	173.9	171.9		136.0		307.9	344.4	(51.4)	(87.0)	2,022.6
Exploration expenditure	—	—	—	—	—	(5.0)		(4.4)		(9.4)	(4.2)	(101.6)	(5.3)	(120.5)
Feasibility and evaluation	—	—	—	—	—	—		—		—	—	(17.4)	(77.8)	(95.2)
Other items as detailed in statement of operations	(56.3)	(11.2)	(15.1)	(21.5)	(15.0)	0.2		(0.1)		0.1	(15.7)	(15.3)	0.6	(149.4)
Royalty	(35.5)	(4.6)	(2.1)	(51.0)	(15.5)	—	(3)	—	(3)	(26.3)	(14.7)	—	—	(149.7)
Current taxation	(88.5)	(0.3)	—	(150.7)	(29.8)	—	(3)	—	(3)	—	(111.7)	(55.5)	—	(436.5)
Deferred taxation	(39.7)	(43.4)	(17.1)*	(22.0)	(13.2)	—	(3)	—	(3)	(82.8)	10.4	43.9	48.4	(115.5)

Profit/(loss) after taxation	263.2	91.1	20.3	401.4	100.5	—	(3)	—	(3)	189.6	208.5	(197.3)	(121.1)	955.8

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

*	Indicative as tax is provided in the holding companies of South Deep.

**	The totals above may not reflect the sum of the line items due to rounding.

	December 31, 2011
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,714.5	225.0	153.0	1,435.9	344.2	1,058.2		609.0		1,667.2	1,069.5	3,643.0	(174.9)	10,077.4
Total liabilities excluding deferred tax	414.2	(103.5)	66.9	323.9	99.2	174.9		44.6		219.5	282.8	1,949.5	(55.2)	3,197.3
Deferred tax liability/(asset)	471.6	145.6	15.8	207.7	29.1	—	(3)	—	(3)	270.8	24.9	(77.3)	(60.3)	1,027.8
Capital expenditure	318.6	84.6	274.6	218.9	87.8	182.7		74.1		256.8	69.4	102.5	(260.2)	1,153.0

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$25.9 million, Environmental rehabilitation—$24.9 million and Employee termination costs—$32.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

	Six Months Ended December 31, 2010
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	814.3	259.1	188.2	468.1	152.1	313.4		102.4		415.8	266.6	—	—	2,564.2
Operating costs(1)	(533.6)	(172.8)	(139.5)	(205.4)	(73.9)	(178.2)		(50.7)		(228.9)	(77.4)	(33.1)	(43.6)	(1,508.2)
Gold inventory change(2)	—	—	—	(2.8)	0.5	10.3		0.7		11.0	1.6	—	(4.7)	5.6

Operating profit	280.7	86.3	48.7	259.9	78.7	145.5		52.4		197.9	190.8	(33.1)	(48.3)	1,061.6
Amortization and depreciation	(122.5)	(36.9)	(37.8)	(43.5)	(12.7)	(81.5)		(14.1)		(95.6)	(29.1)	(10.9)	(0.4)	(389.4)

Net operating profit/(loss)	158.2	49.4	10.9	216.4	66.0	64.0		38.3		102.3	161.7	(44.0)	(48.7)	672.2
Exploration expenditure	—	—	—	—	—	—		—		—	—	(49.1)	(1.8)	(50.9)
Feasibility and evaluation	—	—	—	—	—	—		—		—	—	(9.3)	—	(9.3)
Other items as detailed in statement of operations	(148.9)	(47.7)	(22.9)	(11.6)	(6.0)	(4.2)		(1.4)		(5.6)	(12.1)	(117.6)	(1.4)	(373.8)
Royalty	(11.8)	(1.3)	(0.9)	(8.7)	(3.1)	—	(3)	—	(3)	(10.2)	(7.3)	—	—	(43.3)
Current taxation	(20.5)	(0.4)	—	(54.8)	(18.6)	—	(3)	—	(3)	—	(47.1)	(18.1)	—	(159.5)
Deferred taxation	33.7	(7.9)	(0.6)*	(5.7)	1.2	—	(3)	—	(3)	(25.7)	(1.9)	(0.6)	33.2	25.7

Profit/(loss) after taxation	10.7	(7.9)	(13.5)	135.6	39.5	—	(3)	—	(3)	60.8	93.3	(238.7)	(18.7)	61.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

*	Indicative as tax is provided in the holding companies of South Deep.

**	The totals above may not reflect the sum of the line items due to rounding.

	December 31, 2010
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,937.9	237.5	126.6	1,193.3	250.0	862.7		485.6		1,348.3	1,063.2	4,370.8	182.4	10,710.0
Total liabilities excluding deferred tax	437.1	(93.0)	67.5	189.4	70.5	140.9		45.9		186.8	288.5	1,427.7	(12.0)	2,562.5
Deferred tax liability/(asset)	525.6	128.9	0.6	185.7	15.8	—	(3)	—	(3)	187.2	35.2	(33.1)	19.4	1,065.3
Capital expenditure	177.3	42.7	140.5	116.6	56.3	55.5		25.0		80.5	31.4	4.7	(56.4)	593.6

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$20.7 million, Environmental rehabilitation—$10.9 million and Employee termination costs—$35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

	Fiscal Year Ended June 30, 2010
	South Africa				Ghana		Australia				Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	770.9	613.2	424.7	288.7	790.1	226.9	460.6		177.8	638.4	411.4	—	—	4,164.3
Operating costs(1)	(505.6)	(451.8)	(299.9)	(220.9)	(387.0)	(130.7)	(308.9)		(89.3)	(398.2)	(135.0)	—	(118.5)	(2,647.6)
Gold inventory change(2)	—	—	—	—	11.4	(2.1)	13.4		(0.5)	12.9	1.3	—	5.9	29.4

Operating profit	265.3	161.4	124.8	67.8	414.5	94.1	165.1		88.0	253.1	277.7	—	(112.6)	1,546.1
Amortization and depreciation	(82.0)	(105.6)	(71.5)	(59.7)	(111.0)	(17.2)	(98.6)		(18.2)	(116.8)	(55.3)	(19.1)	6.9	(631.3)

Net operating profit/(loss)	183.3	55.8	53.3	8.1	303.5	76.9	66.5		69.8	136.3	222.4	(19.1)	(105.7)	914.8
Exploration expenditure	—	—	—	—	—	—	—		—	—	—	(80.9)	(1.6)	(82.5)
Other items as detailed in statement of operations	(12.0)	(14.1)	(6.4)	(24.8)	(10.9)	(3.3)	(4.5)		(1.3)	(5.8)	(53.2)	145.2	4.4	19.1
Current taxation	(32.6)	(3.7)	(1.0)	(0.5)	(70.3)	(28.3)	—	(3)	— (3)	(16.5)	(51.2)	(29.9)	—	(234.0)
Deferred taxation	(26.5)	(15.4)	(18.6)	6.5 *	(34.4)	0.5	—	(3)	— (3)	(34.7)	(27.0)	3.5	21.7	(124.4)

Profit/(loss) after taxation	112.2	22.6	27.3	(10.7)	187.9	45.8	—	(3)	— (3)	79.3	91.0	18.8	(81.2)	493.0

	June 30, 2010
	South Africa				Ghana		Australia					Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew		Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets	1,076.5	661.2	140.5	132.0	1,059.0	177.4	701.8		380.8		1,082.6	886.0	3,812.6	153.6	9,181.4
Total liabilities excluding deferred tax	307.2	142.8	(114.9)	78.9	144.6	36.7	125.4		32.5		157.9	218.0	1,109.2	(27.6)	2,052.8
Deferred tax liability/(asset)	263.6	236.9	107.5	—	180.0	17.1	—	(3)	—	(3)	138.2	33.3	(33.0)	46.6	990.2
Capital expenditure	150.3	145.7	85.8	212.8	148.6	29.8	103.0		55.2		158.2	85.6	4.5	(108.2)	913.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$47.5 million, Environmental rehabilitation—$19.3 million and Employee termination costs—$10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the current or deferred taxation.

	Fiscal Year Ended June 30, 2009
	South Africa				Ghana		Australia				Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St. Ives		Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	726.5	562.3	339.1	155.2	537.2	175.7	378.6		169.9	548.5	183.8	—	—	3,228.3
Operating costs(1)	(391.8)	(342.3)	(226.1)	(131.9)	(338.1)	(132.4)	(255.5)		(74.8)	(330.3)	(86.4)	—	(106.0)	(2,085.3)
Gold inventory change(2)	—	—	—	—	18.0	2.3	1.1		(2.2)	(1.1)	4.1	—	11.4	34.7

Operating profit	334.7	220.0	113.0	23.3	217.1	45.6	124.3		92.8	217.1	101.5	—	(94.6)	1,177.7
Amortization and depreciation	(69.4)	(76.9)	(48.3)	(31.4)	(55.0)	(18.8)	(80.0)		(24.9)	(104.9)	(38.9)	(16.2)	26.2	(433.6)

Net operating profit/(loss)	265.3	143.1	64.7	(8.1)	162.1	26.8	44.4		67.9	112.2	62.6	(16.2)	(68.4)	744.1
Exploration expenditure	—	—	—	—	—	—	—		—	—	—	(56.4)	(1.6)	(58.0)
Other items as detailed in statement of operations	(21.0)	(17.0)	(7.0)	6.1	(14.3)	(9.6)	2.1		(1.7)	0.4	(17.8)	(74.8)	20.1	(134.9)
Current taxation	(66.9)	(28.2)	(0.1)	—	(16.1)	(8.3)	—	(3)	— (3)	(21.0)	(16.1)	(16.2)	—	(172.9)
Deferred taxation	(19.6)	(12.2)	(21.8)	0.8 *	(31.8)	0.3	—	(3)	— (3)	(21.8)	(3.3)	21.1	(3.4)	(91.7)

Profit/(loss) after taxation	157.8	85.7	35.8	(1.2)	99.9	9.2	—	(3)	— (3)	69.8	25.4	(142.5)	(53.3)	286.6

*	Indicative as tax is provided in the holding companies of South Deep

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure—$35.5 million, Environmental rehabilitation—$13.9 million and Employee termination costs—$21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

(3)	As a significant portion of the acquisition price was allocated to tenements of St. Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the current or deferred taxation.

Breakdown of Reconciling

The following provides a breakdown of the reconciling items for each line item presented

			Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
			2011	2010	2010	2009
Operating costs
On-mine exploration	(k	)	(22.9)	(3.6)	(18.3)	(24.3)
Provision for rehabilitation	(l	)	(2.2)	0.4	1.7	4.7
Cut-backs	(j	)	(144.4)	(52.7)	(90.0)	(64.3)
Deferred stripping	(n	)	43.0	12.3	(11.9)	(22.1)

			(126.5)	(43.6)	(118.5)	(106.0)

Gold inventory
Inventory	(o	)	1.3	(5.3)	4.5	6.3
Inventory stockpiles	(s	)	0.1	0.6	1.4	5.1

			1.4	(4.7)	5.9	11.4

Amortization and depreciation
Business combination—formation of Original Gold Fields	(a	)	(5.6)	(2.7)	(5.3)	(5.0)
Business combination—formation of Gold Fields	(b	)	(3.4)	(1.7)	(3.3)	(2.8)
Business combination—purchase of St. Ives and Agnew	(c	)	2.1	0.3	0.5	0.7
Business combination—purchase of Abosso	(d	)	1.1	0.1	0.1	0.2
Amortization of reserves	(h	)	(23.3)	(23.2)	(37.6)	0.6
Cut-backs	(j	)	39.6	16.3	54.6	13.1
Amortization—inclusion of future costs	(i	)	34.7	13.5	1.4	19.9
Amortization—capitalized interest	(r	)	(6.9)	(3.3)	(6.6)	(1.7)
Provision for rehabilitation	(l	)	(0.2)	0.3	3.1	1.3

			38.1	(0.4)	6.9	26.3

Exploration expenditure
Exploration, evaluation and feasibility costs	(k	)	(83.1)	(1.8)	(1.6)	(1.6)

Other items as detailed in the statement of operations
Impairment of assets	(g	)	—	—	—	(0.2)
Mvelaphanda transaction—interest paid	(q	)	—	—	—	(32.4)
Mvelaphanda transaction—debt insurance costs	(q	)	—	—	—	(0.5)
Mvelaphanda transaction—profit on close out of hedge	(q	)	—	—	—	4.9
Interest capitalization	(r	)	—	—	(5.2)	51.7
Other			0.6	(1.4)	9.6	(3.3)

			0.6	(1.4)	4.4	20.1

		December 31, 2011	December 31, 2010	June 30, 2010
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(l)	55.2	(12.0)	(27.6)

Total assets
Business combination—formation of Original Gold Fields	(a)	79.9	102.2	94.9
Business combination—formation of Gold Fields	(b)	31.3	41.5	38.6
Business combination—purchase of St Ives and Agnew	(c)	—	(2.3)	(2.3)
Business combination—purchase of Abosso	(d)	—	(1.1)	(1.1)
Business combination—purchase of South Deep	(f)	507.9	611.2	544.5
Cutbacks	(j)	(354.8)	(250.2)	(210.9)
Amortization of reserves	(h)	(180.9)	(156.1)	(113.7)
Amortization—inclusion of future costs	(i)	123.9	88.7	64.4
Amortization—Interest capitalised	(r)	(15.2)	(10.9)	(6.6)
Exploration, feasibility and evaluation costs	(k)	(338.3)	(241.8)	(206.2)
Provision for rehabilitation	(l)	(49.5)	(2.3)	(18.0)
Investments in affiliates	(m)	9.6	15.7	(16.7)
Deferred stripping	(n)	(43.6)	(84.8)	(84.8)
Inventory at net realizable value	(o)	15.7	14.2	18.8
Impairment of Agnew	(p)	(51.5)	(50.9)	(44.0)
Interest capitalization	(r)	91.8	110.6	98.7
Inventory stockpiles	(s)	(1.2)	(1.3)	(2.0)

		(174.9)	182.4	153.6

Notes to the reconciliation of segment information to the historical financial statements

(a)	Business combination—formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b)	Business combination—formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c)	Business combination—purchase of St. Ives and Agnew

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(d)	Business combination—purchase of Abosso

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(e)	Business combination—purchase of Bolivar

For management reporting purposes, the entire interest acquired was fair valued upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was fair valued. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting was applied.

(f)	Business combinations—purchase of South Deep

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied.

For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity (‘economic entity model’). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill (‘parent company model’).

(g)	Impairment of assets

Prior to fiscal 2003, impairment charges were recorded for management purposes based on discounted cash flows, but not recorded under U.S. GAAP, since the undiscounted cash flows exceeded the carrying amounts of the assets under U.S. GAAP.

(h)	Amortization of reserves

For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of “endowment”, is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.

(i)	Amortization—inclusion of future costs

For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.

(j)	Cut-backs

For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.

(k)	Exploration, feasibility and evaluation costs

For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

(l)	Provision for rehabilitation

Amortization of rehabilitation asset

The rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

Revisions to the asset retirement obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

(m)	Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(n)	Deferred stripping

For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.

(o)	Inventory

Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.

(p)	Impairment of Agnew

For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.

(q)	Mvelaphanda transaction

—	Classification of instrument

For management reporting purposes the Mvela loan is split between a debt component and an equity component. Under U.S. GAAP the Mvela loan is classified as debt.

—	Interest paid

Due to the classification of the Mvela loan as debt under U.S. GAAP, additional interest is charged to the income statement.

—	Debt issuance cost

For management reporting purposes debt issuance cost is set off against debt. Under U.S. GAAP debt issuance cost is recorded as a deferred cost within accounts receivable.

—	Fair value hedge accounting

For management reporting purposes only the amortizing swap is treated as a fair value hedge in relation to the debt component of the Mvela loan. Under U.S. GAAP both the amortizing and accreting swap are treated as a fair value hedge as the entire loan is classified as debt.

—	Profit on close out of hedge

For management reporting purposes the profit on close-out of the interest rate swaps was accounted for in earnings at the time the swaps were closed out. Under U.S. GAAP the profit is deferred and amortized to earnings over the life of the hedged item.

(r)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

(s)	Inventory stockpiles

For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.

Depreciation of Non-Mining Assets (Detail)	12 Months Ended
Dec. 31, 2011
Vehicles
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Computers
Property, Plant and Equipment [Line Items]
Depreciation rate	33.30%
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%

Significant Accouting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011
Minimum likelihood for the realization in order to recognize tax benefit from uncertain tax positions	50.00%
Leach pad production cycles project recoveries, minimum percentage of the placed recoverable ounces in the first year of leaching	50.00%
Leach pad production cycles project recoveries, maximum percentage of the placed recoverable ounces in the first year of leaching	70.00%
Contracts for sales of copper concentrate provisional price, final adjustment period, minimum number of days after delivery	30 days
Contracts for sales of copper concentrate provisional price, final adjustment period, maximum number of days after delivery	90 days

Acquisition And Disposal Of Businesses - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				1 Months Ended					12 Months Ended	1 Months Ended				12 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 22, 2011 GHANA	Nov. 26, 2007 Essakane joint venture Exploration Project or Asset	Oct. 11, 2007 Essakane joint venture Exploration Project or Asset	Nov. 26, 2007 Orezone Resources Inc Exploration Project or Asset	Jun. 22, 2011 IAMGold Corporation GHANA	Jun. 21, 2010 IAMGold Corporation GHANA	Jun. 30, 2009 IAMGold Corporation Exploration Project or Asset	Sep. 30, 2010 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines	Sep. 30, 2011 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Liberty Express Assets	Sep. 30, 2010 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Liberty Express Assets	Sep. 30, 2010 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Lepanto Consolidated Mining Company	Dec. 31, 2011 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Lepanto Consolidated Mining Company	Mar. 22, 2012 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Acquisition	Dec. 31, 2011 Mankayan Project-Bezant Resources	Jun. 22, 2011 Damang GHANA	Jun. 21, 2010 Damang GHANA	Mar. 22, 2011 Gold Fields La Cima	Mar. 21, 2011 Gold Fields La Cima
Significant Acquisitions and Disposals [Line Items]
Disposal of assets, cash consideration				$ 5		$ 152
Loss on disposal of subsidiary				(0.3)
Percentage of ownership interest subject to acquisition or disposal agreement							60.00%		90.00%	71.10%		60.00%		40.00%		20.00%			90.00%	71.10%
Minimum total consideration from selling equity investment							200
Disposal of assets, newly-issued shares received						41,666,667
Disposal of assets, newly-issued shares received, value						48
Share ownership percentage after disposal asset								12.20%
Orezone shares exchanged for shares											3,300,000
Disposal of assets, newly-issued shares received, value	0.4	13.7	385.8	54.3							33.4
Gain (loss) on disposal of assets, newly-issued shares received	(0.4)	12.8	111.7	(16.1)							7.2
Percentage of options in gold-copper Far Southeast (FSE) exercised																	40.00%
Business acquisition amount of cash consideration					667												110
Percentage to acquire undeveloped gold-copper Far Southeast (FSE) deposit under option agreement with Lepanto Consolidated Mining Company and Liberty Express Assets												60.00%
Cash consideration paid for acquisition												340				110					382
Pre-agreed acquisition price for a 60% interest in FSE, option fees paid															10
Pre-agreed acquisition price for a 60% interest in FSE, initial non-refundable down payment														44
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment													66
Pre-agreed acquisition price for a 60% interest in FSE													220
Terms of option agreement to acquire undeveloped gold-copper Far Southeast (FSE) deposit												The Liberty and Lepanto options were initially granted to Gold Fields for the later of 18 months from signature in September 2010 or the date of receiving a Financial or Technical Assistance Agreement, or FTAA, for the project. A FTAA licence allows a foreign corporation to control a majority interest in a Philippine mining project. Notwithstanding this provision, Gold Fields has the discretion to exercise either option prior to the FTAA being granted. The FTAA application for the FSE project was filed in November 2011 and based on the date of the filing Gold Fields expects it could be granted in the second half of 2012. Gold Fields also expects to have a maiden resource statement for FSE and commence a pre-feasibility study later this year.
Option purchased to acquire share capital of Asean, non-refundable fee paid																		7
Option purchased to acquire share capital of Asean, exercise price																		$ 63
Option purchased to acquire share capital of Asean, expiration date																		Jan 31, 2013
Percentage of ownership interest acquired									18.90%										18.90%
Ownership interest held by government of Ghana									10.00%										10.00%
Percentage of effective economic interest																					98.50%	80.70%

Finance Expenses (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Component of Other Expense, Nonoperating [Line Items]
Interest expense-preference share dividend	$ (3.1)	$ (1.3)	$ (5.9)	$ (9.8)
Interest expense-other	(33.3)	(62.3)	(65.8)	(92.8)
Total finance expense	(36.4)	(63.6)	(71.7)	(137.5)
Capitalized interest	4.7	9.3	6.5	63.6
Finance expense	(31.7)	(54.3)	(65.2)	(73.9)
Mvelaphanda Resources Limited
Component of Other Expense, Nonoperating [Line Items]
Interest expense-Mvelaphanda loan				$ (34.9)

Income and Mining Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
Current income and mining taxes	$ (159.5)	$ (436.4)	$ (234)	$ (172.9)
Deferred income and mining taxes	25.7	(115.6)	(124.4)	(91.7)
Income and mining tax expense	(133.8)	(552)	(358.4)	(264.6)
SOUTH AFRICA
Income Taxes [Line Items]
Current income and mining taxes	(39)	(108.3)	(67.7)	(101.6)
Deferred income and mining taxes	44.9	(70.1)	(58.6)	(37.5)
GHANA
Income Taxes [Line Items]
Current income and mining taxes	(73.4)	(180.5)	(98.6)	(34.2)
Deferred income and mining taxes	4.5	(12)	(28.1)	(24.7)
AUSTRALIA
Income Taxes [Line Items]
Current income and mining taxes		(35.9)	(16.5)	(21)
Deferred income and mining taxes	(22.9)	(51.3)	(12.3)	(12.8)
PERU
Income Taxes [Line Items]
Current income and mining taxes	(47.1)	(111.7)	(51.2)	(16.1)
Deferred income and mining taxes	$ (0.8)	$ 17.8	$ (25.4)	$ (16.7)

Pre-Tax Income Before Impairment of Equity Investee and Share of Equity Investee's Share of Losses (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ 194.8	$ 1,507.8		$ 851.4		$ 551.2
SOUTH AFRICA
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	(221)	378.5		192		269.9
GHANA
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	216.8	624.9		343.1		140.7
AUSTRALIA
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	77.3	258.8		55.7		92.3
PERU
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	139.4	241.1		164.6		82.7
British Virgin Islands
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ (17.7) [1]	$ 4.5	[1]	$ 96	[1]	$ (34.4)	[1]

[1]	The pre-tax loss relates to non-operating entitites, incorporated in the British Virgin Islands, includes impairment of investments for fiscal year ended December 31, 2011; net gain on disposal of investments in the six-month period ended December 31, 2010, a net gain on disposal of investments and impairment of investments in fiscal year ended June 30, 2010 and a net loss on disposal and impairment of listed investments in fiscal year ended June 30, 2009.

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Income Taxes [Line Items]
Tax on net income at South African mining statutory rate	$ (83.7)	$ (648.4)		$ (366.1)		$ (237)
Rate adjustment to reflect company tax rates.	74.3	239.2		62.7		49.1
South African mining tax formula rate adjustment	10.4	11.9		16.6		27.7
Valuation allowance raised against deferred tax assets				(8.3)		(17.5)
Reversal of valuation allowance previously raised against deferred tax assets	10.3	22		0.1		2.7
Non taxable income/non deductible expenditure	(197.6) [1]	(199)	[1]	27.4	[1]	(54.4)	[1]
South African capital gains tax				(23.9)
Royalties				(71.6)	[2]	(37.7)	[2]
Deferred tax release on reduction of tax rate at the Peruvian operation (six months ended December 31, 2010: South African operations)	61.3	9.1
Other	(8.8)	13.2		4.7		2.5
Income and mining tax expense	$ (133.8)	$ (552)		$ (358.4)		$ (264.6)
SOUTH AFRICA | Mining statutory rate
Income Taxes [Line Items]
Statutory income tax rate	43.00%	43.00%		43.00%		43.00%
SOUTH AFRICA | Non-mining income standard tax rate
Income Taxes [Line Items]
Statutory income tax rate	35.00%	35.00%		35.00%		35.00%
SOUTH AFRICA | Non-mining companies
Income Taxes [Line Items]
Statutory income tax rate	28.00%	28.00%		28.00%		28.00%
GHANA
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%		25.00%		25.00%
AUSTRALIA
Income Taxes [Line Items]
Statutory income tax rate	30.00%	30.00%		30.00%		30.00%
PERU
Income Taxes [Line Items]
Statutory income tax rate	35.60%	30.00%		35.60%		35.60%

[1]	The $199.0 million (six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $nil (six months ended December 31, 2010: $128.0 million) empowerment transaction costs, $24.5 million (six months ended December 31, 2010: $11.6 million) share-based-compensation, $92.8 million (six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs and $35.9 million (six months ended December 31, 2010: $12.6 million) National Stabilization Levy in Ghana.
[2]	The classification of royalty expense at the Group's operations requires judgement, particularly at the Groups' South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group's international operations, and the fact that changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, changed to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields changed the classification of royalty expense in its consolidated financial statements from a component of "income and mining taxes" to "other expenses" in its consolidated statements of operations starting with the six months ended December 31, 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 11.6	$ 24.5
Non taxable income/non deductible expenditure, exploration, feasibility and evaluation costs	25.9	92.8
Non taxable income/non deductible expenditure, national stabilization	12.6	35.9
Impact of royalty expense on product sales, predetermined percentage	5.00%
Broad-based BEE consortium (BEECO)
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 128

Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Deferred income and mining tax liabilities
Mining assets	$ 1,803.8	$ 2,119.8	$ 1,978
Investments held by environmental trust funds	77.3	59.3	51
Inventory	9.3	9.3	8.9
Other	45.8		41.1
Gross deferred income and mining tax liabilities	1,936.2	2,188.4	2,079
Provisions, including rehabilitation accruals	(149)	(130.4)	(122.3)
Tax losses	(278.1)	(515)	(536.7)
Unredeemed capital expenditure	(630)	(648.6)	(625.1)
Other	(3.7)	(21.6)
Gross deferred income and mining tax assets	(1,060.8)	(1,315.6)	(1,284.1)
Valuation allowance for deferred tax assets	152.4	192.5	195.3
Total deferred income and mining tax assets	(908.4)	(1,123.1)	(1,088.8)
Net deferred income and mining tax liabilities	1,027.8	1,065.3	990.2
Less short term portion of deferred income and mining tax (included in accounts payable and provisions)	(8.4)	(13.5)	(7.7)
Net deferred income and mining tax liabilities	$ 1,019.4	$ 1,051.8	$ 982.5

Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 152.4	$ 192.5	$ 195.3
Orogen Investments SA (Luxembourg)
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	39.2	40.9	43.7
Gold Fields Arctic Platinum Oy
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	30.3	28.3	26.2
Living Gold (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	3.9	6.5	5.6
Gold Fields Operations
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	33.2	53.1	55
GFI Joint Venture Holdings
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	44.6	62.2	63.6
Other
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 1.2	$ 1.5	$ 1.2

Income and Mining Tax Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Total Mining Operations
Income Taxes [Line Items]
Tax losses available for deduction against future income	$ 525.3	$ 928.5	$ 958.2
Orogen Investments SA (Luxembourg)
Income Taxes [Line Items]
Tax losses available for deduction against future income	130.8	136.5	145.3
Maximum number of years losses can be carried forward	5 years
Gold Fields Australia (Pty) Limited | Total Mining Operations
Income Taxes [Line Items]
Tax losses available for deduction against future income		$ 177.6	$ 251.9
Gold Fields Ghana Limited
Income Taxes [Line Items]
Maximum number of years losses can be carried forward	5 years
Abosso Goldfields Limited
Income Taxes [Line Items]
Maximum number of years losses can be carried forward	5 years

Unredeemed Capital Expenditure and Tax Loss Carry Forward (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Abosso Goldfields Limited
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure			$ 15.5
Gold Fields La Cima
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	507.9	163.6	710.1
South African Mining Operations
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	1,657.8	1,824.5	1,538.5
South African Mining Operations | GFI Mining South Africa (Proprietary) Limited | Beatrix
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure		117.6	140.2
South African Mining Operations | Gold Fields Operations
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	608.4	587.3	462.1
South African Mining Operations | GFI Joint Venture Holdings
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	$ 1,049.4	$ 1,119.6	$ 936.2

Estimated Capital Allowances (Detail) (Total Mining Operations, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Income Taxes [Line Items]
Estimated assessed tax losses	$ 525.3	$ 928.5	$ 958.2
Gold Fields Operations
Income Taxes [Line Items]
Estimated assessed tax losses	484.4	653.2	600.4
GFI Joint Venture Holdings
Income Taxes [Line Items]
Estimated assessed tax losses	12.6	67.5	81.5
Gold Fields Australia (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses		177.6	251.9
Gold Fields Group (excluding South Deep)
Income Taxes [Line Items]
Estimated assessed tax losses	10	2
Golden Oils (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses	1.2	1.4	1
Agrihold (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses	1.9	2.3	2.1
Golden Hytec Farming (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses	1.1	1.4	1.2
Living Gold (Pty) Limited
Income Taxes [Line Items]
Estimated assessed tax losses	$ 14.1	$ 23.1	$ 20.1

Tax Years Open for Assessments (Detail)	12 Months Ended
Dec. 31, 2011
SOUTH AFRICA
Income Tax Examination [Line Items]
Tax years open for assessments	2001-2010 [1]
GHANA
Income Tax Examination [Line Items]
Tax years open for assessments	All years open [2]
AUSTRALIA
Income Tax Examination [Line Items]
Tax years open for assessments	2002-2010 [3]
PERU
Income Tax Examination [Line Items]
Tax years open for assessments	2005-2010 [4]

[1]	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.
[2]	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.
[3]	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
[4]	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

Tax Years Open for Assessments (Parenthetical) (Detail) (Maximum)	12 Months Ended
Dec. 31, 2011
SOUTH AFRICA
Income Tax Examination [Line Items]
Revenue Authorities tax examination period	3 years
AUSTRALIA
Income Tax Examination [Line Items]
Revenue Authorities tax examination period	4 years
PERU
Income Tax Examination [Line Items]
Revenue Authorities tax examination period	4 years

Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
BASIC EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	$ 12.6	$ 881.5	$ 391	$ 160.9
Shares outstanding-beginning of year	705,903,511	720,796,887	704,749,849	653,200,682
Weighted average number of shares issued	5,108,162	1,579,341	614,351	17,127,580
Weighted average number of shares issued at the end of the year	711,011,673	722,376,228	705,364,200	670,328,262
Basic earnings per share	$ 0.02	$ 1.22	$ 0.55	$ 0.24
DILUTED EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	$ 12.6	$ 881.5	$ 391	$ 160.9
Weighted average number of shares issued at the end of the year	711,011,673	722,376,228	705,364,200	670,328,262
Effect of dilutive securities	8,677,377	8,411,270	9,185,642	7,462,470
Weighted Average Number of Shares Outstanding, Diluted	719,689,050	730,787,498	714,549,842	677,790,732
Diluted earnings per share	$ 0.02	$ 1.21	$ 0.55	$ 0.24

Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 169.7		$ 168.8		$ 130.9
Other trade receivables	23.7		32.4		21.1
Deposits	0.1		0.2		5.4
Value added tax	65.3		92.9		106.4
Interest receivable	0.4		0.7
Payroll debtors	12.6		13.3		8.4
Prepayments	198	[1]	78.7	[1]	17.1	[1]
Other	13.6		24.4		16.1
Receivables	$ 483.4		$ 411.4		$ 305.4

[1]	Includes $120 million for the FSE Project and $7.0 million for the Bezant's Mankayan Project (December 31, 2010: $54 million for the FSE project and nil for Bezant; fiscal year ended June 30, 2010: $nil).

Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 198	[1]	$ 78.7	[1]	$ 17.1	[1]
Far Southeast (FSE) Deposit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	120		54
Mankayan Project-Bezant Resources
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 7

[1]	Includes $120 million for the FSE Project and $7.0 million for the Bezant's Mankayan Project (December 31, 2010: $54 million for the FSE project and nil for Bezant; fiscal year ended June 30, 2010: $nil).

Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Inventory Disclosure [Line Items]
Ore stockpiles	$ 63.7	$ 57.8	$ 61.1
Gold in-process	26.9	31.5	33.7
Consumable stores	205.5	156.4	134.3
Other	1.6	10.6	5.8
Inventories	$ 297.7	$ 256.3	$ 234.9

Property, Plant and Equipments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 12,083.9	$ 12,771.6	$ 11,038.9
Accumulated depreciation and amortization	(5,067.1)	(5,289.6)	(4,399.2)
Property, plant and equipment, net	7,016.8	7,482	6,639.7
Mining properties, mine development costs, mine plant facilities and mineral interests	6,021.3	6,940.4	6,396.1
Asset retirement costs	112.3	108.2	94.1
Other non-mining assets	883.2	433.4	149.5
Cumulative capitalized interest, net of amortization	122.3	120.5	119.7
Tarkwa Mine
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	14.4	15.9	16.6
Cerro Corona
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	75.4	81.3	84.5
SOUTH AFRICA
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	$ 32.5	$ 23.3	$ 18.6

Property Plant and Equipment - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		6 Months Ended	12 Months Ended						12 Months Ended
	Aug. 27, 2009 USD ($)	Aug. 27, 2009 AUD	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Dec. 31, 2011 $60 million senior secured revolving credit facility USD ($)	Dec. 22, 2010 $60 million senior secured revolving credit facility USD ($)	Jun. 30, 2010 Glencar Mining Plc	Jun. 30, 2009 St Ives	Jun. 30, 2009 St Ives Minimum Ounce
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment			$ 389.4	$ 745.3	$ 631.1	$ 433.5
Fleet assets pledged				80.7
Revolving credit facility, maximum borrowing capacity							60	60
Royalty termination	257.1	308			257.1
Royalty termination agreement										The terminated royalty agreement required St. Ives to pay a 4% net smelter volume royalty on all of its revenues once total gold produced from November 30, 2001 exceeded 3.3 million ounces which was triggered early in fiscal year ended June 30, 2009, and provided that if the gold price exceeded A$600 per ounce, to pay an additional 10% of the revenue difference between the spot gold price, in Australian dollars per ounce, and the price of A$600 per ounce.
Net smelter volume royalty payment on all revenues										4.00%
Gold production volume required to trigger royalty, minimum											3,300,000
Gold threshold price in Australian dollars per ounce for additional royalty payment										600
Additional royalty percentage payable										10.00%
Ownership acquired, percentage									100.00%
Ownership acquired, amount					$ 43

Goodwill (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 1,154.9	$ 1,295.2	$ 1,084.7
Translation adjustment	140.3	(219.8)	70.2
Goodwill, Ending Balance	$ 1,295.2	$ 1,075.4	$ 1,154.9

Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 South Deep Gold Mine Year	Dec. 31, 2011 South Deep Gold Mine Year 2012	Dec. 31, 2011 South Deep Gold Mine Year 2013	Dec. 31, 2011 South Deep Gold Mine After fiscal 2013	Dec. 31, 2011 South Africa Rand South Deep Gold Mine Year 2012	Dec. 31, 2011 South Africa Rand South Deep Gold Mine Year 2013	Dec. 31, 2011 South Africa Rand South Deep Gold Mine After fiscal 2013	Dec. 31, 2011 U.S. Dollar South Deep Gold Mine Year 2012	Dec. 31, 2011 U.S. Dollar South Deep Gold Mine Year 2013	Dec. 31, 2011 U.S. Dollar South Deep Gold Mine After fiscal 2013
Goodwill [Line Items]
Long-term gold price						400,000	385,000	375,000	1,700	1,600	1,500
Exchange rate			R7.32 to $1.00	R7.48 to $1.00	R7.78 to $1.00
South Deep life of mine (in years)		69
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, lower limit	5.10%
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, upper limit	6.20%

Non-Current Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010
Schedule of Investments [Line Items]
Listed investments	$ 77.3	[1]	$ 124.4	[1]	$ 76.8	[1]
Unlisted investments	2.6		1.7		1.3
Investments held by environmental trust funds	161.5	[2]	168.6	[2]	133.8	[2]
Equity investees	28.2	[3]	30.2	[3]	29.6	[3]
Other investments	2.6		19.4		12.8
Non-current investments	$ 272.2		$ 344.3		$ 254.3

[1]	Listed investments mainly consist of: December 31, 2011 December 31, 2010 June 30, 2010 Number of shares Market value, $ per share Number of shares Market value, $ per share Number of shares Market value, $ per share Evolution Mining Limited 15,535,016 1.62 - - - - GoldQuest Mining Corporation 13,962,500 0.08 13,962,500 0.39 13,962,500 0.11 Northam Platinum 7,820,169 3.75 - - - - Atacama Pacific Gold Corporation 4,945,598 3.79 4,945,598 3.22 - - Gran Columbia Gold Corporation 1,585,274 0.40 - - - - Medoro Resources Limited - - 1,321,062 2.30 3,963,186 0.69 Mvelaphanda Resources Limited (1) - - 8,397,858 7.29 8,397,858 6.16 Gold One International Limited - - 12,500,000 0.33 12,500,000 0.26 Conquest Mining Limited - - 51,783,388 0.58 51,783,388 0.30 (1) Three million of the Mvelaphanda Resources Limited, or Mvelapanda, shares were subject to a scrip lending agreement at December 31, 2010 - see note 13 (e). Details of the listed investments are as follows: December 31, 2011 December 31, 2010 June 30, 2010 Fair value 77.3 124.4 76.8 Cost 68.4 82.5 68.3 Net unrealized gain 8.9 41.9 8.5 The net gain comprises: Gross unrealized gains 15.2 42.3 10.9 Gross unrealized losses (6.3) (0.4) (2.4) 8.9 41.9 8.5 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months. : 8 3 4 Realized gain/(loss) reclassified from equity on disposal of listed investments ($ million) 6.6 (0.4) 99.2
[2]	The environmental trust funds are irrevocable trusts under the Group's control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group's South African mines. While the asset is under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, "Provision for Environmental Rehabilitation".
[3]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2011 December 31, 2010 June 30, 2010 December 31, 2011 December 31, 2010 June 30, 2010 Rusoro Mining Limited Gold mining 26.4 26.4 26.4 13.2 51.3 31.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 34.9 * * * Timpetra Resources Limited Resource exploration 21.8 N/A N/A 1.2 N/A N/A * -Not readily determinable

Non-Current Investments (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010 Investment		Dec. 31, 2011 Investment		Jun. 30, 2010 Investment
Schedule of Investments [Line Items]
Fair value	$ 124.4	[1]	$ 77.3	[1]	$ 76.8	[1]
Cost	82.5		68.4		68.3
Net unrealized gain	41.9		8.9		8.5
The net gain comprises:
Gross unrealized gains	42.3		15.2		10.9
Gross unrealized losses	(0.4)		(6.3)		(2.4)
Net unrealized gain	41.9		8.9		8.5
The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months	3		8		4
Realized gain/(loss) reclassified from equity on disposal of listed investments	(0.4)		6.6		99.2
Rusoro Mining Limited
The net gain comprises:
Ownership %	26.40%		26.40%		26.40%
Description of business			Gold mining
Market value of equity investment	51.3		13.2		31.1
Rand Refinery Limited
The net gain comprises:
Ownership %	34.90%		34.90%		34.90%
Description of business			Refining of gold bullion and by-products
Market value of equity investment		[2]		[2]		[2]
Timpetra Resources Limited
The net gain comprises:
Ownership %			21.80%
Description of business			Resource exploration
Market value of equity investment			$ 1.2
Evolution Mining Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share			$ 1.62
Listed investments, Number of shares			15,535,016
GoldQuest Mining Corporation
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 0.39		$ 0.08		$ 0.11
Listed investments, Number of shares	13,962,500		13,962,500		13,962,500
Northam Platinum
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share			$ 3.75
Listed investments, Number of shares			7,820,169
Atacama Pacific Corp
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 3.22		$ 3.79
Listed investments, Number of shares	4,945,598		4,945,598
Gran Columbia Gold Corporation
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share			$ 0.4
Listed investments, Number of shares			1,585,274
Medoro Resources Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 2.3				$ 0.69
Listed investments, Number of shares	1,321,062				3,963,186
Mvelaphanda Resources Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 7.29	[3]			$ 6.16	[3]
Listed investments, Number of shares	8,397,858	[3]			8,397,858	[3]
Shares subject to scrip lending agreement	3,000,000
Gold One International Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 0.33				$ 0.26
Listed investments, Number of shares	12,500,000				12,500,000
Conquest Mining Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 0.58				$ 0.3
Listed investments, Number of shares	51,783,388				51,783,388

[1]	Listed investments mainly consist of: December 31, 2011 December 31, 2010 June 30, 2010 Number of shares Market value, $ per share Number of shares Market value, $ per share Number of shares Market value, $ per share Evolution Mining Limited 15,535,016 1.62 - - - - GoldQuest Mining Corporation 13,962,500 0.08 13,962,500 0.39 13,962,500 0.11 Northam Platinum 7,820,169 3.75 - - - - Atacama Pacific Gold Corporation 4,945,598 3.79 4,945,598 3.22 - - Gran Columbia Gold Corporation 1,585,274 0.40 - - - - Medoro Resources Limited - - 1,321,062 2.30 3,963,186 0.69 Mvelaphanda Resources Limited (1) - - 8,397,858 7.29 8,397,858 6.16 Gold One International Limited - - 12,500,000 0.33 12,500,000 0.26 Conquest Mining Limited - - 51,783,388 0.58 51,783,388 0.30 (1) Three million of the Mvelaphanda Resources Limited, or Mvelapanda, shares were subject to a scrip lending agreement at December 31, 2010 - see note 13 (e). Details of the listed investments are as follows: December 31, 2011 December 31, 2010 June 30, 2010 Fair value 77.3 124.4 76.8 Cost 68.4 82.5 68.3 Net unrealized gain 8.9 41.9 8.5 The net gain comprises: Gross unrealized gains 15.2 42.3 10.9 Gross unrealized losses (6.3) (0.4) (2.4) 8.9 41.9 8.5 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months. : 8 3 4 Realized gain/(loss) reclassified from equity on disposal of listed investments ($ million) 6.6 (0.4) 99.2
[2]	Not readily determinable
[3]	Three million of the Mvelaphanda Resources Limited, or Mvelapanda, shares were subject to a scrip lending agreement at December 31, 2010 - see note 13 (e).

Carrying Value of Equity Investment in Rusoro (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Schedule of Equity Method Investments [Line Items]
Opening balance	$ 29.6	[1]	$ 30.2	[1]
Share of results, net of tax	4.9		4		(22.7)		(3.5)
Impairment			(6.8)				(87.4)
Other comprehensive income					0.8		(0.3)
Closing balance	30.2	[1]	28.2	[1]	29.6	[1]
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Opening balance	18.2		20		48.4
Share of results, net of tax	1.8				(31.1)
Impairment			(6.8)
Other comprehensive income					0.8
Closing balance	$ 20		$ 13.2		$ 18.2

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2011 December 31, 2010 June 30, 2010 December 31, 2011 December 31, 2010 June 30, 2010 Rusoro Mining Limited Gold mining 26.4 26.4 26.4 13.2 51.3 31.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 34.9 * * * Timpetra Resources Limited Resource exploration 21.8 N/A N/A 1.2 N/A N/A * -Not readily determinable

Non-Current Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Ownership %	26.40%	26.40%	26.40%
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Ownership %	34.90%	34.90%	34.90%
Dividends received from Rand Refinery	$ 5.4
Amount owing from Rand Refinery	$ 41.9	$ 63.9	$ 64.1

Summarized Financial Information of Rusoro (Detail) (Rusoro Mining Limited, USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Current assets	$ 69.3		$ 72.2		$ 64.3
Non-current assets	957.3		917.8		956.7
Current liabilities	101.8		133.2		95.1
Non-current liabilities	346.9		208.7		355.5
Shareholders' equity excluding non controlling interest	576.7		646		570.4
Revenues	42.7	[1]	118.6	[1]	98.5	[1]
Gross (loss)/income	3.2	[1]	(2.2)	[1]	9.4	[1]
Net income/(loss)	$ 7.4	[1]	$ 0.3	[1]	$ (117.6)	[1]

[1]	The results of Rusoro for the Gold Fields' fiscal year ended December 31, 2011 are for the nine months to September 2011 (six months ended December 31, 2010: three months ended September 30, 2010; fiscal year ended June 30, 2010).

Carrying Value of Equity Investment in Rand Refinery Limited (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Schedule of Equity Method Investments [Line Items]
Opening balance	$ 29.6	[1]	$ 30.2	[1]
Share of equity investee's profits/(losses)	4.9		4		(22.7)		(3.5)
Closing balance	30.2	[1]	28.2	[1]	29.6	[1]
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Opening balance	11.4		10.2		2.8
Share of equity investee's profits/(losses)	3.1		5		8.4
Dividend receivable	(5.4)
Translation	1.1		(2.3)		0.2
Closing balance	$ 10.2		$ 12.9		$ 11.4

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2011 December 31, 2010 June 30, 2010 December 31, 2011 December 31, 2010 June 30, 2010 Rusoro Mining Limited Gold mining 26.4 26.4 26.4 13.2 51.3 31.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 34.9 * * * Timpetra Resources Limited Resource exploration 21.8 N/A N/A 1.2 N/A N/A * -Not readily determinable

Accounts Payable and Provision (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Short-term Debt [Line Items]
Trade payables	$ 196.3	$ 206.1	$ 158.3
Accruals	301.1	275.4	219.9
Payroll and other compensation	67.5	64.9	72.8
Leave pay accrual	68.3	71.8	61.8
Dividends payable	3	8.4
Foreign levies payable		10.8
Short term portion of deferred income and mining tax	8.4	13.5	7.7
Other	21.9	17	31.4
Accounts payable and provisions	669.9	670.6	551.9
South Deep Gold Mine
Short-term Debt [Line Items]
Dividends payable	$ 3.4	$ 2.7

Short-Term and Long-Term Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2011 Collateralized Split tenor revolving credit facility		Jun. 30, 2010 Collateralized Split tenor revolving credit facility		Jun. 30, 2010 Collateralized Project finance facility		Dec. 31, 2010 Collateralized Preference shares		Jun. 30, 2010 Collateralized Preference shares		Jun. 30, 2009 Collateralized Preference shares	Dec. 31, 2010 Collateralized Scrip Loan		Jun. 30, 2010 Collateralized Scrip Loan		Dec. 31, 2011 Collateralized Non-revolving Senior Secured Term Loan		Dec. 31, 2010 Collateralized Non-revolving Senior Secured Term Loan		Dec. 31, 2011 Collateralized Dollar One Billion Notes Issue		Dec. 31, 2010 Collateralized Dollar One Billion Notes Issue		Dec. 31, 2011 Collateralized $1 billion revolving credit facility		Dec. 31, 2011 Collateralized $60 million senior secured revolving credit facility		Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program		Jun. 30, 2010 Uncollateralized Domestic Medium Term Notes Program		Jun. 30, 2009 Uncollateralized Domestic Medium Term Notes Program
Debt Instrument [Line Items]
Long term and short term debt	$ 1,907.7	$ 1,398.3	$ 1,121.1	$ 500	[1]	$ 430	[1]	$ 100	[2]	$ 91.4	[3]	$ 96.3	[3]	$ 84.9	$ 21.4	[4]	$ 19	[4]	$ 150	[5]	$ 190	[5]	$ 987.7	[6]	$ 986.6	[6]	$ 220	[7]	$ 50	[8]	$ 108.9	[9]	$ 475.8	[9]	$ 141.8
Short-term loans and current portion of long-term loans	(547)	(261.7)	(691.1)
Total long-term loans	$ 1,360.7	$ 1,136.6	$ 430

[1]	Split-tenor revolving credit facility On May 16, 2007, GFIMSA, Orogen and GFO entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option, or Facility A, and a $500 million five-year revolving tranche, or Facility B. On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving five days' prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes. On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B respectively. GFO had $177 million and $141 million outstanding under Facility A and Facility B respectively on the same date. On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GFO drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GFO loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility, which is detailed below in (b). Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility. Facility A was repaid in full on May 15, 2009. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation, or Eldorado, to fully settle GFO borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. On March 22, 2011, Orogen drew down $420 million to fund the acquisition of the noncontrolling interests in La Cima. On May 26, 2011, Orogen repaid $40 million. On June 22, 2011, Orogen drew down $120 million under this facility to partially fund the acquisition of IAMGold's 18.9% noncontrolling interests in the Ghanaian operations. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2011 and 2010 were $500 million and $nil million respectively (June 30, 2010: $430 million). The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, GFIMSA, Gold Fiels Holding Company (BVI) Limited, or GF Holdings, Orogen, GFO and Newshelf 899 (Proprietary) Limited, or Newshelf. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - 430.0 498.5 Loans advanced, net of transaction costs 540.0 70.0 221.0 Loan repayments (40.0) (500.0) (289.5) Closing balance 500.0 - 430.0
[2]	Project Finance Facility On November 14, 2006, La Cima entered into a $150 million project finance facility with a number of lenders. The purpose of the facility was to finance the project costs related to the development of the Cerro Corona copper-gold porphyry deposit located in the Hualgayoc province in the Cajamarca region in northern Peru. The loan bore interest at a margin over LIBOR of: - 0.45% during the pre-completion phase (i.e. prior to the financial completion date), and - between 1.25% and 1.75% thereafter. Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount. The final instalment was due on the tenth anniversary of the signing date. Principal and voluntary repayments during fiscal 2011 was $nil (six months ended December 31, 2010: $100 million; fiscal 2010: $50 million). The outstanding loan balances at December 31, 2011 and 2010 were $nil (June 30, 2010: $100 million). During the pre-completion phase the loan was guaranteed by Gold Fields and Gold Fields Corona (BVI) Limited (a wholly owned subsidiary of Gold Fields). The facility is secured by, among other things, pledges of and mortgages over the assets and properties of La Cima. In accordance with the facility agreement, the financial completion date (i.e. the date on which the guarantees fall away and the facility goes non-recourse) had to occur before November 14, 2010. La Cima however intended to refinance this facility before this date. However, La Cima repaid the full amount outstanding under this facility on September 16, 2010, from which date the security granted by La Cima in connection with this facility, was released. The facility was cancelled on the same date. The repayment was made from cash generated by operations. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - 100.0 150.0 Loan repayments - (100.0) (50.0) Closing balance - - 100.0
[3]	Preference shares On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares, or the Preference Shares, to Rand Merchant Bank, or RMB, a division of First Rand Bank Limited. The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the Preference Shares was to refinance existing credit facilities. On October 10, 2008, $61.0 million of the outstanding Preference Shares were repaid. In addition, a preference dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the preference dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The Preference Shares were redeemable earlier on a date as agreed between the holder and Gold Fields. On March 31, 2011, Gold Fields redeemed the entire outstanding balance paying $90.0 million, which included a dividend of $1.5 million. The Preference Shares were guaranteed by GFIMSA, Orogen, Newshelf and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 91.4 96.3 84.9 Preference share dividend 1.3 3.0 5.9 Redemptions (90.0) (19.3) - Other (2.3) - - Translation (0.4) 11.4 5.5 Closing balance - 91.4 96.3
[4]	Scrip loan On March 26, 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by the bank to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum. The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to the bank. The agreement was set to terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement would terminate within thirty days of unbundling and GFLMS would be entitled to receive the unbunbled assets. Subsequent to December 31, 2010, Mvelaphanda unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda for a cash collateral of R127 million ($18.2 million). The loaned securities were returned and the collateral was repaid on April 5, 2011 and the new agreement was cancelled on the same date. Interest on the cash collateral held was calculated based on one month JIBAR rate and accrued daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. In terms of the agreement, the next interest payment date was on final settlement of the loan. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 21.4 19.0 - Interest 0.3 - - Loans advanced 18.2 - 19.5 Loans repaid (39.6) - - Translation (0.3) 2.4 (0.5) Closing balance - 21.4 19.0 At December 31, 2011, the value of the loaned securities was $nil (December 31, 2010: $21.9 million; June 30, 2010: $19.0 million). The outstanding liability against these securities was $nil, $21.4 million and $19.0 million on December 31, 2011, December 2010 and June 30, 2010, respectively.
[5]	Non-revolving Senior Secured Term Loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2011, $40 million was repaid (six months ended December 31, 2010: $10 million; fiscal year ended June 30, 2010: $nil). The final maturity of this facility is five years from the disbursement date. Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 190.0 - - Loans advanced - 200.0 - Loans repaid (40.0) (10.0) - Closing balance 150.0 190.0 -
[6]	$1 Billion Notes Issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of U.S.$13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 986.6 - - Notes Issued, net of transaction costs - 986.4 - Unwinding of transaction costs 1.1 0.2 - Closing balance 987.7 986.6 -
[7]	$1 billion syndicated revolving credit facility On June 20, 2011, GFIMSA, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the Facility to $1.1 billion within six months from signing date, which option was not exercised. The purpose of the facility is to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility is June 20, 2016. The facility bears interest at LIBOR plus a margin of 1.20% per annum. Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.42% per annum. On June 22, 2011, Orogen drew down $450.0 million under this facility to partially fund the acquisition of IAMGold's 18.9% stake in the Ghanaian operations. On August 22, 2011 and September 22, 2011, Orogen repaid $75.0 million and $105.0 million respectively under this facility. On November 16, 2011, Orogen drew down $33.0 million which was repaid on December 19, 2011. In addition, Orogen repaid $50.0 million on December 23, 2011 under this facility. The outstanding borrowings under this facility at December 31, 2011 were $220.0 million (six months ended December 2010: $nil; fiscal year ended June 30, 2010, $nil). Borrowings under the syndicated revolving loan facility are guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen, Newshelf and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - - - Loans advanced 483.0 - - Repayments (263.0) - - Closing balance 220.0 - -
[8]	$60 million senior secured revolving credit facility On December 22, 2010, GF Ghana and Abosso entered into a $60 million reducing senior secured revolving credit facility, which became available on February 21, 2011. The available facility amount reduces annually on each anniversary date from $60 million to $43 million to $35 million in the last and final year with the final maturity date being February 21, 2014. The purpose of this facility is for general corporate purposes, working capital purposes and/or capital expenditure purposes, including the purchase of a yellow vehicle fleet. The loan bears interest at LIBOR plus a margin of 2.85% per annum. The borrowers are required to pay a quarterly commitment fee of 1.30% per annum. Borrowings under the facility are guaranteed by GF Ghana and Abosso and furthered secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso, or the Secured Assets. In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group. On February 25, 2011, Abosso drew down $20.0 million under this facility and subsequently repaid the full loan on various dates of which the last payment was on July 26, 2011. On November 28, 2011, GF Ghana drew down $50.0 million. The outstanding borrowings for GF Ghana on December 31, 2011 were $50.0 million (December 31, 2010: $nil; June 30, 2010: $nil). December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - - - Loans advanced 70.0 - - Repayments (20.0) - - Balance at close 50.0 - -
[9]	Domestic Medium Term Notes Progam On April 6, 2009, Gold Fields established a R10 billion domestic medium term notes program, or the Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not. Under the Program, Gold Fields issued listed notes totaling $nil (six months ended December 31, 2010: $248.0 million; fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $nil (six months ended December 31, 2010: $659.6 million; fiscal year ended June 30, 2010: $721.9 million). The different notes issued matured 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which were at a Rand fixed rate of 8.48%. The outstanding notes matured as follows: • $31.1 million (R217.0 million) on January 25, 2011; • $31.2 million (R218.0 million) on February 10, 2011; and • $43.0 million (R300.0 million) on March 2, 2011 The outstanding issued notes under the Program at December 31, 2011 were $nil (December 31, 2010: $108.9 million; June 30, 2010: $475.8 million). The Notes under the Program were guaranteed by GFIMSA, GF Holdings, Orogen and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 108.9 475.8 141.8 Notes issued - 248.0 1,044.9 Settlements (105.3) (659.6) (721.9) Translation (3.6) 44.7 11.0 Balance at close - 108.9 475.8

Short-Term and Long-Term Loans - Additional Information (Detail)	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			6 Months Ended	12 Months Ended					1 Months Ended			12 Months Ended			1 Months Ended					1 Months Ended				6 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended				1 Months Ended			6 Months Ended	12 Months Ended						1 Months Ended			6 Months Ended	12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended									6 Months Ended			1 Months Ended					6 Months Ended	12 Months Ended													1 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Dec. 31, 2011 Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2010 Collateralized Mvelaphanda Resources Limited	Dec. 31, 2010 Collateralized Split tenor revolving credit facility USD ($)	Dec. 31, 2011 Collateralized Split tenor revolving credit facility USD ($)		Jun. 30, 2010 Collateralized Split tenor revolving credit facility USD ($)		Jun. 30, 2009 Collateralized Split tenor revolving credit facility USD ($)	May 16, 2007 Collateralized Split tenor revolving credit facility USD ($)	May 26, 2011 Collateralized Split tenor revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2010 Collateralized Split tenor revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility Gold Fields Operations USD ($)	Apr. 30, 2008 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ($)	May 16, 2007 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ($)	May 15, 2009 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	May 15, 2009 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Gold Fields Operations USD ($)	Apr. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit	Dec. 31, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit	May 16, 2007 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ($)	Jun. 22, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Mar. 22, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Aug. 31, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2009 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Oct. 08, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Sep. 30, 2009 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Gold Fields Operations USD ($)	May 15, 2009 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Gold Fields Operations USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Gold Fields Operations USD ($)	Dec. 31, 2011 Collateralized Syndicated revolving loan facility	Jun. 30, 2010 Collateralized Syndicated revolving loan facility USD ($)	Jun. 30, 2009 Collateralized Syndicated revolving loan facility USD ($)	Sep. 22, 2009 Collateralized Syndicated revolving loan facility Orogen Investments SA (Luxembourg) USD ($)	Aug. 30, 2009 Collateralized Syndicated revolving loan facility Orogen Investments SA (Luxembourg) USD ($)	Jul. 31, 2009 Collateralized Syndicated revolving loan facility Orogen Investments SA (Luxembourg) USD ($)	May 15, 2009 Collateralized Syndicated revolving loan facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2010 Collateralized Syndicated revolving loan facility Orogen Investments SA (Luxembourg) USD ($)	Sep. 30, 2009 Collateralized Syndicated revolving loan facility Gold Fields Operations USD ($)	Jun. 15, 2009 Collateralized Syndicated revolving loan facility Gold Fields Operations USD ($)	May 15, 2009 Collateralized Syndicated revolving loan facility Gold Fields Operations USD ($)	May 07, 2009 Collateralized Syndicated revolving loan facility Gold Fields Operations USD ($)	Dec. 31, 2010 Collateralized Project finance facility USD ($)	Dec. 31, 2011 Collateralized Project finance facility	Jun. 30, 2010 Collateralized Project finance facility USD ($)		Jun. 30, 2009 Collateralized Project finance facility USD ($)	Dec. 31, 2011 Collateralized Project finance facility Minimum	Dec. 31, 2011 Collateralized Project finance facility Maximum	Nov. 14, 2006 Collateralized Project finance facility Gold Fields La Cima USD ($)	Dec. 31, 2011 Collateralized Project finance facility Pre-completion phase	Dec. 31, 2011 Collateralized Project finance facility Completed project Minimum	Dec. 31, 2011 Collateralized Project finance facility Completed project Maximum	Mar. 31, 2011 Collateralized Preference shares USD ($)	Oct. 10, 2008 Collateralized Preference shares USD ($)	Dec. 24, 2007 Collateralized Preference shares ZAR	Dec. 31, 2010 Collateralized Preference shares USD ($)	Dec. 31, 2011 Collateralized Preference shares USD ($)	Jun. 30, 2010 Collateralized Preference shares USD ($)		Jun. 30, 2009 Collateralized Preference shares USD ($)	Dec. 24, 2007 Collateralized Preference shares Minimum	Dec. 24, 2007 Collateralized Preference shares Maximum	Apr. 05, 2011 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2011 Collateralized Scrip Loan USD ($)	Jun. 30, 2010 Collateralized Scrip Loan USD ($)		Dec. 31, 2010 Collateralized Scrip Loan USD ($)		Mar. 26, 2010 Collateralized Scrip Loan Mvelaphanda Resources Limited	Sep. 30, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Dec. 31, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Dec. 31, 2011 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Sep. 17, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Dec. 31, 2010 Collateralized Dollar One Billion Notes Issue USD ($)	Dec. 31, 2011 Collateralized Dollar One Billion Notes Issue USD ($)		Sep. 30, 2010 Collateralized Dollar One Billion Notes Issue Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 Collateralized Dollar One Billion Notes Issue Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 $1 billion revolving credit facility	Jun. 20, 2011 $1 billion revolving credit facility USD ($)	Dec. 23, 2011 $1 billion revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 $1 billion revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 19, 2011 $1 billion revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Nov. 30, 2011 $1 billion revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Sep. 30, 2011 $1 billion revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Aug. 30, 2011 $1 billion revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2011 $1 billion revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 $1 billion revolving credit facility Scenario 1	Dec. 31, 2011 $1 billion revolving credit facility Scenario 2	Dec. 31, 2010 $60 million senior secured revolving credit facility	Dec. 31, 2011 $60 million senior secured revolving credit facility USD ($)	Dec. 22, 2010 $60 million senior secured revolving credit facility USD ($)	Feb. 25, 2011 $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Nov. 30, 2011 $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 31, 2011 $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 22, 2010 $60 million senior secured revolving credit facility Year 2012 USD ($)	Dec. 22, 2010 $60 million senior secured revolving credit facility Year 2013 USD ($)	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program USD ($)	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program USD ($)	Jun. 30, 2010 Uncollateralized Domestic Medium Term Notes Program USD ($)		Jun. 30, 2009 Uncollateralized Domestic Medium Term Notes Program USD ($)	Apr. 06, 2009 Uncollateralized Domestic Medium Term Notes Program ZAR	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program Minimum	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program Maximum	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program Notes Due January Twenty fifth Twenty Eleven USD ($)	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program Notes Due January Twenty fifth Twenty Eleven ZAR	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program Notes Due February Tenth Twenty Eleven USD ($)	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program Notes Due February Tenth Twenty Eleven ZAR	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program Notes Due March Two Twenty Eleven USD ($)	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program Notes Due March Two Twenty Eleven ZAR	Dec. 31, 2008 Uncollateralized Short term syndicated facility USD ($)	Dec. 31, 2010 Uncollateralized Short term syndicated facility USD ($)	Dec. 31, 2011 Uncollateralized Short term syndicated facility USD ($)	Jun. 30, 2010 Uncollateralized Short term syndicated facility USD ($)	Jun. 30, 2009 Uncollateralized Short term syndicated facility USD ($)	Dec. 31, 2009 Uncollateralized Short term syndicated facility Monthly Payment USD ($)	Sep. 30, 2009 Uncollateralized Short term syndicated facility Monthly Payment USD ($)	Jun. 30, 2009 Uncollateralized Short term syndicated facility Tarkwa Mine USD ($)	May 12, 2010 Uncollateralized Other loans ZAR	Dec. 31, 2010 Uncollateralized Other loans USD ($)	Dec. 31, 2011 Uncollateralized Other loans USD ($)	Jun. 30, 2010 Uncollateralized Other loans USD ($)	Jun. 30, 2009 Uncollateralized Other loans USD ($)	May 12, 2010 Uncollateralized Other loans Minimum USD ($)	May 12, 2010 Uncollateralized Other loans Maximum USD ($)	Dec. 31, 2011 Uncollateralized Other loans New Revolving Credit Agreement USD ($)	Dec. 09, 2009 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeenth Twenty Twelve USD ($)	Dec. 09, 2009 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeenth Twenty Twelve ZAR	Mar. 08, 2010 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen USD ($)	Mar. 08, 2010 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen ZAR	May 06, 2009 Uncollateralized Other loans Revolving Credit Facility Matures June Tenth, Twenty fourteen USD ($)	May 06, 2009 Uncollateralized Other loans Revolving Credit Facility Matures June Tenth, Twenty fourteen ZAR	Dec. 19, 2011 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen USD ($)	Dec. 19, 2011 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen ZAR
Debt Instrument [Line Items]
Long-term revolving credit facility													$ 750,000,000					$ 250,000,000						$ 500,000,000																								$ 311,000,000																																			$ 200,000,000							$ 1,000,000,000											$ 60,000,000	$ 60,000,000				$ 43,000,000	$ 35,000,000						10,000,000,000																	3,500,000,000					$ 450,000,000	$ 550,000,000	$ 1,000,000,000
Conversion of outstanding loan																	250,000,000
Debt maturity																	May 16, 2009					May 16, 2012																																							Jan 24, 2011		Sep 15, 2011											May 20, 2011													Oct 7, 2020		Sep 30, 2013											Feb 21, 2014																																					Sep 30, 2013
Long and short-term loans raised	1,543,800,000	1,167,900,000	1,619,900,000	1,312,300,000			70,000,000	540,000,000		221,000,000										73,000,000					120,000,000	420,000,000	70,000,000	221,000,000	120,000,000	121,000,000					118,000,000			200,000,000			150,000,000	50,000,000	57,000,000				59,000,000									150,000,000															19,500,000	144,000,000	127,000,000	18,200,000	19,500,000					200,000,000	200,000,000																																																20,000,000		39,400,000	56,700,000	134,500,000
Line of credit facility, outstanding					220,000,000			500,000,000		430,000,000		498,500,000				177,000,000															500,000,000	430,000,000				141,000,000			72,000,000												100,000,000		150,000,000																																																				50,000,000																	20,000,000				20,000,000												123,000,000	1,000,000,000	61,500,000	500,000,000	184,500,000	1,500,000,000	246,000,000	2,000,000,000
Long and short-term loans repaid							500,000,000	40,000,000		289,500,000				40,000,000	32,000,000				16,000,000															259,000,000				272,000,000		36,000,000					15,000,000	44,000,000			100,000,000		50,000,000																																								50,000,000	83,000,000			105,000,000	75,000,000																													20,000,000
Revolving credit facility refinanced with new loan facility																			57,000,000		59,000,000												500,000,000											221,000,000
Loan interest																							The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum.														The facility bore interest at LIBOR plus a margin of 2.75% per annum.													The loan bears interest at a margin over LIBOR of: — 0.45% during the pre-completion phase (i.e. prior to the financial completion date), and — between 1.25% and 1.75% thereafter.																																																											Interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum													The loan bore interest at LIBOR plus a margin of 3.0% per annum.								These facilities bear interest at JIBAR plus a margin of between 1.95% and 3.00% per annum.		The facility bore interest at LIBOR plus a margin of 1.75% per annum.
Loan, margin																							0.30%														2.75%																				0.45%	1.25%	1.75%												5.00%	5.00%																																										0.56%	1.00%							3.00%										1.75%			1.95%	3.00%
Revolving loan facility, commitment fee																																					The borrowers were required to pay a quarterly commitment fee of 1.10% per annum, payable on the undrawn portion of the facility.																																																																																													The Borrowers are required to pay a commitment fee of between 0.75% and 0.90% per annum on the undrawn and un-cancelled amounts of the facility, calculated and payable either quarterly or semi-annually in arrears.		The borrowers were required to pay a quarterly commitment fee of 0.70% per annum.
Line of credit facility, commitment fee per annum																																					1.10%																																																				0.42%											1.30%																																0.70%			0.75%	0.90%
Semi-annual installments of various amounts of the principal amount																																																						4.75%	6.75%
Principal payments schedule																																																		Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount.																																The facility amount is repayble in 20 equal quarterly instalments of $10 million each.																																												The principal payments under the loan are scheduled monthly, beginning on June 30, 2009 as follows $2 million for the first four months and $4 million for the last three months beginning June 30, 2009.
Issued non-convertible redeemable preference shares to Rand Merchant Bank																																																														1,200,000,000
Dividend rate payable as a percentage of Prime rate																																																																				22.00%	61.00%
Outstanding preference shares repaid																																																													61,000,000		19,300,000	90,000,000
Preference dividend paid	3,100,000	1,300,000	5,900,000	9,800,000																																																									2,500,000		19,300,000
Payment for redemption of preference shares																																																												90,000,000
Payment for redemption of preference shares, dividend																																																												1,500,000
Shares subject to scrip lending agreement						3																																																																									3,000,000
Long and short-term loans repaid																																																																						18,200,000																							33,000,000
Loaned securities, value																																																																											19,000,000		21,900,000
Loans payable	1,398,300,000	1,907,700,000	1,121,100,000					500,000,000	[1]	430,000,000	[1]																																								100,000,000	[2]											91,400,000 [3]		96,300,000	[3]	84,900,000								19,000,000	[4]	21,400,000	[4]			190,000,000 [5]	150,000,000 [5]		986,600,000 [6]	987,700,000	[6]																						108,900,000 [7]		475,800,000	[7]	141,800,000				31,100,000	217,000,000	31,200,000	218,000,000	43,000,000	300,000,000													136,500,000
Long and short-term loans repaid	1,330,800,000	654,600,000	1,637,500,000	993,500,000																																																																						39,600,000							10,000,000	40,000,000																																																	41,900,000	56,700,000	284,100,000
Notes issued, face value																																																																																							1,000,000,000
Interest rate																																																																																							4.88%																						8.48%
Transaction cost																																																																																								13,600,000
Revolving credit facility, optional maximum borrowing capacity																																																																																										1,100,000,000
Line of credit facility, additional interest above LIBOR																																																																																									1.20%											2.85%
Utilization fee																																																																																									Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations.																																											Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears.
Line of credit facility, utilization fee rate																																																																																																		0.20%	0.40%
Long and short-term loans raised																																																																																														33,000,000			450,000,000						20,000,000	50,000,000
Ownership interest acquired from IAMGOLD																																																																																												18.90%
Notes issued																																																																																				986,400,000																								248,000,000		1,044,900,000
Settlements																																																																																																												659,600,000	105,300,000	721,900,000
Medium term loan, carrying value																																																																																																													44,400,000
Periodic principal payments																																																																																																																															$ 4,000,000	$ 2,000,000
Revolving credit facility description																																																																																																																																				50 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital.
Utilization fee, rate																																																																																																																																				0.25%

[1]	Split-tenor revolving credit facility On May 16, 2007, GFIMSA, Orogen and GFO entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option, or Facility A, and a $500 million five-year revolving tranche, or Facility B. On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving five days' prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes. On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B respectively. GFO had $177 million and $141 million outstanding under Facility A and Facility B respectively on the same date. On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GFO drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GFO loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility, which is detailed below in (b). Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility. Facility A was repaid in full on May 15, 2009. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation, or Eldorado, to fully settle GFO borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. On March 22, 2011, Orogen drew down $420 million to fund the acquisition of the noncontrolling interests in La Cima. On May 26, 2011, Orogen repaid $40 million. On June 22, 2011, Orogen drew down $120 million under this facility to partially fund the acquisition of IAMGold's 18.9% noncontrolling interests in the Ghanaian operations. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2011 and 2010 were $500 million and $nil million respectively (June 30, 2010: $430 million). The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, GFIMSA, Gold Fiels Holding Company (BVI) Limited, or GF Holdings, Orogen, GFO and Newshelf 899 (Proprietary) Limited, or Newshelf. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - 430.0 498.5 Loans advanced, net of transaction costs 540.0 70.0 221.0 Loan repayments (40.0) (500.0) (289.5) Closing balance 500.0 - 430.0
[2]	Project Finance Facility On November 14, 2006, La Cima entered into a $150 million project finance facility with a number of lenders. The purpose of the facility was to finance the project costs related to the development of the Cerro Corona copper-gold porphyry deposit located in the Hualgayoc province in the Cajamarca region in northern Peru. The loan bore interest at a margin over LIBOR of: - 0.45% during the pre-completion phase (i.e. prior to the financial completion date), and - between 1.25% and 1.75% thereafter. Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount. The final instalment was due on the tenth anniversary of the signing date. Principal and voluntary repayments during fiscal 2011 was $nil (six months ended December 31, 2010: $100 million; fiscal 2010: $50 million). The outstanding loan balances at December 31, 2011 and 2010 were $nil (June 30, 2010: $100 million). During the pre-completion phase the loan was guaranteed by Gold Fields and Gold Fields Corona (BVI) Limited (a wholly owned subsidiary of Gold Fields). The facility is secured by, among other things, pledges of and mortgages over the assets and properties of La Cima. In accordance with the facility agreement, the financial completion date (i.e. the date on which the guarantees fall away and the facility goes non-recourse) had to occur before November 14, 2010. La Cima however intended to refinance this facility before this date. However, La Cima repaid the full amount outstanding under this facility on September 16, 2010, from which date the security granted by La Cima in connection with this facility, was released. The facility was cancelled on the same date. The repayment was made from cash generated by operations. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - 100.0 150.0 Loan repayments - (100.0) (50.0) Closing balance - - 100.0
[3]	Preference shares On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares, or the Preference Shares, to Rand Merchant Bank, or RMB, a division of First Rand Bank Limited. The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the Preference Shares was to refinance existing credit facilities. On October 10, 2008, $61.0 million of the outstanding Preference Shares were repaid. In addition, a preference dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the preference dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The Preference Shares were redeemable earlier on a date as agreed between the holder and Gold Fields. On March 31, 2011, Gold Fields redeemed the entire outstanding balance paying $90.0 million, which included a dividend of $1.5 million. The Preference Shares were guaranteed by GFIMSA, Orogen, Newshelf and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 91.4 96.3 84.9 Preference share dividend 1.3 3.0 5.9 Redemptions (90.0) (19.3) - Other (2.3) - - Translation (0.4) 11.4 5.5 Closing balance - 91.4 96.3
[4]	Scrip loan On March 26, 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by the bank to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum. The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to the bank. The agreement was set to terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement would terminate within thirty days of unbundling and GFLMS would be entitled to receive the unbunbled assets. Subsequent to December 31, 2010, Mvelaphanda unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda for a cash collateral of R127 million ($18.2 million). The loaned securities were returned and the collateral was repaid on April 5, 2011 and the new agreement was cancelled on the same date. Interest on the cash collateral held was calculated based on one month JIBAR rate and accrued daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. In terms of the agreement, the next interest payment date was on final settlement of the loan. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 21.4 19.0 - Interest 0.3 - - Loans advanced 18.2 - 19.5 Loans repaid (39.6) - - Translation (0.3) 2.4 (0.5) Closing balance - 21.4 19.0 At December 31, 2011, the value of the loaned securities was $nil (December 31, 2010: $21.9 million; June 30, 2010: $19.0 million). The outstanding liability against these securities was $nil, $21.4 million and $19.0 million on December 31, 2011, December 2010 and June 30, 2010, respectively.
[5]	Non-revolving Senior Secured Term Loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2011, $40 million was repaid (six months ended December 31, 2010: $10 million; fiscal year ended June 30, 2010: $nil). The final maturity of this facility is five years from the disbursement date. Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 190.0 - - Loans advanced - 200.0 - Loans repaid (40.0) (10.0) - Closing balance 150.0 190.0 -
[6]	$1 Billion Notes Issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of U.S.$13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 986.6 - - Notes Issued, net of transaction costs - 986.4 - Unwinding of transaction costs 1.1 0.2 - Closing balance 987.7 986.6 -
[7]	Domestic Medium Term Notes Progam On April 6, 2009, Gold Fields established a R10 billion domestic medium term notes program, or the Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not. Under the Program, Gold Fields issued listed notes totaling $nil (six months ended December 31, 2010: $248.0 million; fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $nil (six months ended December 31, 2010: $659.6 million; fiscal year ended June 30, 2010: $721.9 million). The different notes issued matured 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which were at a Rand fixed rate of 8.48%. The outstanding notes matured as follows: • $31.1 million (R217.0 million) on January 25, 2011; • $31.2 million (R218.0 million) on February 10, 2011; and • $43.0 million (R300.0 million) on March 2, 2011 The outstanding issued notes under the Program at December 31, 2011 were $nil (December 31, 2010: $108.9 million; June 30, 2010: $475.8 million). The Notes under the Program were guaranteed by GFIMSA, GF Holdings, Orogen and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 108.9 475.8 141.8 Notes issued - 248.0 1,044.9 Settlements (105.3) (659.6) (721.9) Translation (3.6) 44.7 11.0 Balance at close - 108.9 475.8

Split-Tenor Revolving Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Long and short-term loans raised	$ 1,543.8	$ 1,167.9	$ 1,619.9	$ 1,312.3
Collateralized | Split tenor revolving credit facility
Debt Instrument [Line Items]
Balance at beginning	430		498.5
Long and short-term loans raised	70	540	221
Long and short-term loans repaid	(500)	(40)	(289.5)
Balance at end		$ 500	$ 430

Syndicated Revolving Loan Facility (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Loans advanced	$ 1,543.8	$ 1,167.9	$ 1,619.9	$ 1,312.3
Collateralized | Syndicated revolving loan facility
Debt Instrument [Line Items]
Balance at beginning			72
Loans advanced			200
Long and short-term loans repaid			$ (272)

Project Finance Facility (Detail) (Collateralized, Project finance facility, USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Collateralized | Project finance facility
Debt Instrument [Line Items]
Balance at beginning	$ 100	$ 150
Loan repayments	(100)	(50)
Balance at end		$ 100

Preference Shares (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 10, 2008	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Balance at close		$ 1,398.3		$ 1,907.7		$ 1,121.1
Collateralized | Preference shares
Balance at beginning		96.3	[1]	91.4	[1]	84.9
Preference share dividend		3		1.3		5.9
Redemptions	(61)	(19.3)		(90)
Other				(2.3)
Translation		11.4		(0.4)		5.5
Balance at close		$ 91.4	[1]			$ 96.3	[1]

[1]	Preference shares On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares, or the Preference Shares, to Rand Merchant Bank, or RMB, a division of First Rand Bank Limited. The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the Preference Shares was to refinance existing credit facilities. On October 10, 2008, $61.0 million of the outstanding Preference Shares were repaid. In addition, a preference dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the preference dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The Preference Shares were redeemable earlier on a date as agreed between the holder and Gold Fields. On March 31, 2011, Gold Fields redeemed the entire outstanding balance paying $90.0 million, which included a dividend of $1.5 million. The Preference Shares were guaranteed by GFIMSA, Orogen, Newshelf and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 91.4 96.3 84.9 Preference share dividend 1.3 3.0 5.9 Redemptions (90.0) (19.3) - Other (2.3) - - Translation (0.4) 11.4 5.5 Closing balance - 91.4 96.3

Scrip Loan (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Mar. 26, 2010 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2010 Collateralized Scrip Loan USD ($)		Dec. 31, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2011 Collateralized Scrip Loan USD ($)		Jun. 30, 2010 Collateralized Scrip Loan USD ($)
Debt Instrument [Line Items]
Balance at beginning	$ 1,121.1	$ 1,398.3					$ 19	[1]		$ 21.4	[1]
Interest										0.3
Long and short-term loans raised	1,543.8	1,167.9	1,619.9	1,312.3	19.5	144			127	18.2		19.5
Long and short-term loans repaid	(1,330.8)	(654.6)	(1,637.5)	(993.5)						(39.6)
Translation							2.4			(0.3)		(0.5)
Balance at close	$ 1,398.3	$ 1,907.7	$ 1,121.1				$ 21.4	[1]				$ 19	[1]

[1]	Scrip loan On March 26, 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by the bank to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum. The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to the bank. The agreement was set to terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement would terminate within thirty days of unbundling and GFLMS would be entitled to receive the unbunbled assets. Subsequent to December 31, 2010, Mvelaphanda unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda for a cash collateral of R127 million ($18.2 million). The loaned securities were returned and the collateral was repaid on April 5, 2011 and the new agreement was cancelled on the same date. Interest on the cash collateral held was calculated based on one month JIBAR rate and accrued daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. In terms of the agreement, the next interest payment date was on final settlement of the loan. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 21.4 19.0 - Interest 0.3 - - Loans advanced 18.2 - 19.5 Loans repaid (39.6) - - Translation (0.3) 2.4 (0.5) Closing balance - 21.4 19.0 At December 31, 2011, the value of the loaned securities was $nil (December 31, 2010: $21.9 million; June 30, 2010: $19.0 million). The outstanding liability against these securities was $nil, $21.4 million and $19.0 million on December 31, 2011, December 2010 and June 30, 2010, respectively.

Non-revolving Senior Secured Term Loan (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Sep. 30, 2010 Collateralized Non-revolving Senior Secured Term Loan	Dec. 31, 2010 Collateralized Non-revolving Senior Secured Term Loan	Dec. 31, 2011 Collateralized Non-revolving Senior Secured Term Loan
Debt Instrument [Line Items]
Balance at beginning	$ 1,121.1	$ 1,398.3					$ 190	[1]
Loans advanced	1,543.8	1,167.9	1,619.9	1,312.3	200	200
Long and short-term loans repaid	(1,330.8)	(654.6)	(1,637.5)	(993.5)		(10)	(40)
Balance at close	$ 1,398.3	$ 1,907.7	$ 1,121.1			$ 190 [1]	$ 150	[1]

[1]	Non-revolving Senior Secured Term Loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2011, $40 million was repaid (six months ended December 31, 2010: $10 million; fiscal year ended June 30, 2010: $nil). The final maturity of this facility is five years from the disbursement date. Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 190.0 - - Loans advanced - 200.0 - Loans repaid (40.0) (10.0) - Closing balance 150.0 190.0 -

Guaranteed Notes Issued (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Collateralized Dollar One Billion Notes Issue		Dec. 31, 2011 Collateralized Dollar One Billion Notes Issue
Debt Instrument [Line Items]
Balance at beginning	$ 1,907.7	$ 1,398.3	$ 1,121.1			$ 986.6	[1]
Notes Issued, net of transaction costs				986.4
Unwinding of transaction costs				0.2		1.1
Balance at close	$ 1,907.7	$ 1,398.3	$ 1,121.1	$ 986.6	[1]	$ 987.7	[1]

[1]	$1 Billion Notes Issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of U.S.$13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 986.6 - - Notes Issued, net of transaction costs - 986.4 - Unwinding of transaction costs 1.1 0.2 - Closing balance 987.7 986.6 -

Revolving Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Long and short-term loans raised	$ 1,543.8	$ 1,167.9	$ 1,619.9	$ 1,312.3
Collateralized | $1 billion revolving credit facility
Debt Instrument [Line Items]
Long and short-term loans raised		483
Long and short-term loans repaid		(263)
Balance at end		$ 220

Senior Secured Revolving Credit Facility (Detail) (Collateralized, $60 million senior secured revolving credit facility, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Collateralized | $60 million senior secured revolving credit facility
Debt Instrument [Line Items]
Long and short-term loans raised	$ 70
Long and short-term loans repaid	(20)
Balance at end	$ 50

Domestic Medium Term Notes Program (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Debt Instrument [Line Items]
Balance at close	$ 1,398.3		$ 1,907.7		$ 1,121.1
Uncollateralized | Domestic Medium Term Notes Program
Debt Instrument [Line Items]
Balance at beginning	475.8	[1]	108.9	[1]	141.8
Notes issued	248				1,044.9
Settlements	(659.6)		(105.3)		(721.9)
Translation	44.7		(3.6)		11
Balance at close	$ 108.9	[1]			$ 475.8	[1]

[1]	Domestic Medium Term Notes Progam On April 6, 2009, Gold Fields established a R10 billion domestic medium term notes program, or the Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not. Under the Program, Gold Fields issued listed notes totaling $nil (six months ended December 31, 2010: $248.0 million; fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $nil (six months ended December 31, 2010: $659.6 million; fiscal year ended June 30, 2010: $721.9 million). The different notes issued matured 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which were at a Rand fixed rate of 8.48%. The outstanding notes matured as follows: • $31.1 million (R217.0 million) on January 25, 2011; • $31.2 million (R218.0 million) on February 10, 2011; and • $43.0 million (R300.0 million) on March 2, 2011 The outstanding issued notes under the Program at December 31, 2011 were $nil (December 31, 2010: $108.9 million; June 30, 2010: $475.8 million). The Notes under the Program were guaranteed by GFIMSA, GF Holdings, Orogen and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 108.9 475.8 141.8 Notes issued - 248.0 1,044.9 Settlements (105.3) (659.6) (721.9) Translation (3.6) 44.7 11.0 Balance at close - 108.9 475.8

Short-Term Syndicated Facility (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2010 Uncollateralized Short term syndicated facility	Dec. 31, 2011 Uncollateralized Short term syndicated facility	Jun. 30, 2010 Uncollateralized Short term syndicated facility	Dec. 31, 2008 Uncollateralized Short term syndicated facility
Debt Instrument [Line Items]
Balance at beginning							$ 20	$ 20
Long and short-term loans raised	1,543.8	1,167.9	1,619.9	1,312.3
Long and short-term loans repaid							(20)
Balance at end								$ 20

Other Loans (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Balance at beginning	$ 1,121.1	$ 1,398.3
Long and short-term loans raised	1,543.8	1,167.9	1,619.9	1,312.3
Long and short-term loans repaid	(1,330.8)	(654.6)	(1,637.5)	(993.5)
Balance at close	1,398.3	1,907.7	1,121.1
Uncollateralized | Other loans
Debt Instrument [Line Items]
Balance at beginning			136.5
Long and short-term loans raised	39.4	56.7	134.5
Long and short-term loans repaid	(41.9)	(56.7)	(284.1)
Translation	$ 2.5		$ 13.1

Combined Aggregate Maturities of Short- and Long-Terms Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Debt Instrument [Line Items]
Long term and Short term debt maturities, year one	$ 547	$ 261.7	$ 691.1
Long term and Short term debt maturities, year two	48	40	430
Long term and Short term debt maturities, year three	75	40
Long term and Short term debt maturities, year four	30	40
Long term and Short term debt maturities, thereafter	1,207.7	1,016.6
Long term and Short term debt	$ 1,907.7	$ 1,398.3	$ 1,121.1

Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Asset Retirement Obligation, Opening balance
Opening balance	$ 275.7	$ 324.4	$ 236.9
Addition to liabilities	12.3	18.7	11.9
Liabilities settled	(2.1)	(1.7)	(4.3)
Accretion of liability	10.9	24.9	19.3	13.9
Foreign currency translation adjustment	27.6	(29.4)	11.9
Asset Retirement Obligation, Balance at close	$ 324.4	$ 336.9	$ 275.7	$ 236.9

Accrued Post-Retirement Health Care Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010		Jun. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Accrued post-retirement health care costs	$ 2.1		$ 2.7		$ 2.8
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Accrued post-retirement health care costs	2.1	[1]	2.6	[1]	2.6	[1]	11
South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Accrued post-retirement health care costs			$ 0.1	[2]	$ 0.2	[2]	$ 0.4

[1]	Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.2 million in fiscal 2011 (six months ended December 31, 2010: $0.5 million; fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2011 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2011 December 31, 2010 June 30, 2010 Actuarial present value 2.1 2.6 2.6 Plan assets at fair value - - - Accumulated benefit obligation in excess of plan assets 2.1 2.6 2.6 Prior service costs - - - Unrecognized net (gain)/loss - - - Post-retirement health care liability 2.1 2.6 2.6 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.6 2.6 11.0 Service costs 0.1 (0.1) 0.9 Contributions paid (0.2) (0.5) (0.2) Release of cross subsidization liability - - (9.7) Foreign currency translation adjustment (0.4) 0.6 0.6 Balance at end of year 2.1 2.6 2.6 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%). December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs 0.1 (0.1) 0.9 Net periodic benefit cost 0.1 (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for fiscal year ended December 31, 2011 by $0.03 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be an increase of $0.2 million (December 31, 2010: $0.3 million; June 30, 2010: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal ended December 31, 2011 by $0.01 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2011 would be a decrease of $0.2 million (December 31, 2010: $0.2 million; June 30, 2010: $0.2 million).
[2]	South Deep accrued post-retirement health care costs As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million (six months ended December 31, 2010: $0.1 million; fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2011 and the outstanding contributions were funded until December 31, 2011, when the obligation was extinguished. The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs: December 31, 2011 December 31, 2010 June 30, 2010 Actuarial present value - 0.1 0.2 Plan assets at fair value - - - Accumulated benefit obligation in excess of plan assets - 0.1 0.2 Prior service costs - - - Unrecognized net (gain)/loss - - - Post-retirement health care liability - 0.1 0.2 The following is a reconciliation of the benefit obligation: Balance at beginning of year 0.1 0.2 0.4 Service costs - - - Contributions paid (0.1) (0.1) (0.1) Release of cross subsidization liability - - (0.2) Foreign currency translation adjustment - - 0.1 Balance at end of year - 0.1 0.2 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%). December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs - - - Net periodic benefit cost - - - An increase or decrease in assumed health care trend rates would not have affected the interest cost for fiscal year ended December 31, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010. A change in the medical inflation assumption did not affect the employer liability as the subsidy did not escalate.

Provision for Post-Retirement Health Care Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Contributions to post-retirement health care scheme	$ 0.5	$ 0.2	$ 0.2
Health care cost, assumptions, inflation rate per annum	8.00%	8.00%	8.00%
Health care cost, assumptions, discount rate per annum	8.75%	8.75%	9.00%
Amount a one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost	0.01	0.03	0.1
Amount a one percentage point increase in assumed health care cost trend rates would have increased the accumulated post-retirement health care benefit	0.3	0.2	0.2
Amount a one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost	0.01	0.01	0.01
Amount a one percentage point decrease in assumed health care cost trend rates would have decrease the accumulated post-retirement health care benefit obligation	0.2	0.2	0.2
South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Contributions to post-retirement health care scheme	$ 0.1	$ 0.1	$ 0.1
Health care cost, assumptions, inflation rate per annum	8.00%	8.00%	8.00%
Health care cost, assumptions, discount rate per annum	8.75%	8.75%	9.00%

Funded Status and Amounts Recognized by Gold Fields Group (Excluding South Deep) for Post-Retirement Health Care Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010		Jun. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Post-retirement health care liability	$ 2.1		$ 2.7		$ 2.8
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Actuarial present value	2.1		2.6		2.6
Plan assets at fair value
Accumulated benefit obligation in excess of plan assets	2.1		2.6		2.6
Prior service costs
Unrecognized net (gain)/loss
Post-retirement health care liability	$ 2.1	[1]	$ 2.6	[1]	$ 2.6	[1]	$ 11

[1]	Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.2 million in fiscal 2011 (six months ended December 31, 2010: $0.5 million; fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2011 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2011 December 31, 2010 June 30, 2010 Actuarial present value 2.1 2.6 2.6 Plan assets at fair value - - - Accumulated benefit obligation in excess of plan assets 2.1 2.6 2.6 Prior service costs - - - Unrecognized net (gain)/loss - - - Post-retirement health care liability 2.1 2.6 2.6 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.6 2.6 11.0 Service costs 0.1 (0.1) 0.9 Contributions paid (0.2) (0.5) (0.2) Release of cross subsidization liability - - (9.7) Foreign currency translation adjustment (0.4) 0.6 0.6 Balance at end of year 2.1 2.6 2.6 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%). December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs 0.1 (0.1) 0.9 Net periodic benefit cost 0.1 (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for fiscal year ended December 31, 2011 by $0.03 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be an increase of $0.2 million (December 31, 2010: $0.3 million; June 30, 2010: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal ended December 31, 2011 by $0.01 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2011 would be a decrease of $0.2 million (December 31, 2010: $0.2 million; June 30, 2010: $0.2 million).

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost by Gold Fields Group (Excluding South Deep) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	$ 2.7		$ 2.1		$ 2.8
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	2.6	[1]	2.6	[1]	11
Service costs	(0.1)		0.1		0.9
Contributions paid	(0.5)		(0.2)		(0.2)
Release of cross subsidization liability					(9.7)
Foreign currency translation adjustment	0.6		(0.4)		0.6
Balance at end of year	$ 2.6	[1]	$ 2.1	[1]	$ 2.6	[1]

[1]	Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.2 million in fiscal 2011 (six months ended December 31, 2010: $0.5 million; fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2011 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2011 December 31, 2010 June 30, 2010 Actuarial present value 2.1 2.6 2.6 Plan assets at fair value - - - Accumulated benefit obligation in excess of plan assets 2.1 2.6 2.6 Prior service costs - - - Unrecognized net (gain)/loss - - - Post-retirement health care liability 2.1 2.6 2.6 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.6 2.6 11.0 Service costs 0.1 (0.1) 0.9 Contributions paid (0.2) (0.5) (0.2) Release of cross subsidization liability - - (9.7) Foreign currency translation adjustment (0.4) 0.6 0.6 Balance at end of year 2.1 2.6 2.6 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%). December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs 0.1 (0.1) 0.9 Net periodic benefit cost 0.1 (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for fiscal year ended December 31, 2011 by $0.03 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be an increase of $0.2 million (December 31, 2010: $0.3 million; June 30, 2010: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal ended December 31, 2011 by $0.01 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2011 would be a decrease of $0.2 million (December 31, 2010: $0.2 million; June 30, 2010: $0.2 million).

Net Periodic Benefit Cost by Gold Feilds Group, Excluding South Deep (Detail) (Gold Fields Group (excluding South Deep), USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Service costs	$ (0.1)	$ 0.1	$ 0.9
Net periodic benefit cost	$ (0.1)	$ 0.1	$ 0.9

Funded Status and Amounts Recognized by South Deep for Post-Retirement Health Care Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010		Jun. 30, 2010		Jun. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Post-retirement health care liability	$ 2.1	$ 2.7		$ 2.8
South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Actuarial present value		0.1		0.2
Plan assets at fair value
Accumulated benefit obligation in excess of plan assets		0.1		0.2
Prior service costs
Unrecognized net (gain)/loss
Post-retirement health care liability		$ 0.1	[1]	$ 0.2	[1]	$ 0.4

[1]	South Deep accrued post-retirement health care costs As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million (six months ended December 31, 2010: $0.1 million; fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2011 and the outstanding contributions were funded until December 31, 2011, when the obligation was extinguished. The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs: December 31, 2011 December 31, 2010 June 30, 2010 Actuarial present value - 0.1 0.2 Plan assets at fair value - - - Accumulated benefit obligation in excess of plan assets - 0.1 0.2 Prior service costs - - - Unrecognized net (gain)/loss - - - Post-retirement health care liability - 0.1 0.2 The following is a reconciliation of the benefit obligation: Balance at beginning of year 0.1 0.2 0.4 Service costs - - - Contributions paid (0.1) (0.1) (0.1) Release of cross subsidization liability - - (0.2) Foreign currency translation adjustment - - 0.1 Balance at end of year - 0.1 0.2 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%). December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs - - - Net periodic benefit cost - - - An increase or decrease in assumed health care trend rates would not have affected the interest cost for fiscal year ended December 31, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010. A change in the medical inflation assumption did not affect the employer liability as the subsidy did not escalate.

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost by South Deep (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	$ 2.7		$ 2.1		$ 2.8
South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	0.2	[1]	0.1	[1]	0.4
Service costs
Contributions paid	(0.1)		(0.1)		(0.1)
Release of cross subsidization liability					(0.2)
Foreign currency translation adjustment					0.1
Balance at end of year	$ 0.1	[1]			$ 0.2	[1]

[1]	South Deep accrued post-retirement health care costs As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million (six months ended December 31, 2010: $0.1 million; fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2011 and the outstanding contributions were funded until December 31, 2011, when the obligation was extinguished. The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs: December 31, 2011 December 31, 2010 June 30, 2010 Actuarial present value - 0.1 0.2 Plan assets at fair value - - - Accumulated benefit obligation in excess of plan assets - 0.1 0.2 Prior service costs - - - Unrecognized net (gain)/loss - - - Post-retirement health care liability - 0.1 0.2 The following is a reconciliation of the benefit obligation: Balance at beginning of year 0.1 0.2 0.4 Service costs - - - Contributions paid (0.1) (0.1) (0.1) Release of cross subsidization liability - - (0.2) Foreign currency translation adjustment - - 0.1 Balance at end of year - 0.1 0.2 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%). December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs - - - Net periodic benefit cost - - - An increase or decrease in assumed health care trend rates would not have affected the interest cost for fiscal year ended December 31, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010. A change in the medical inflation assumption did not affect the employer liability as the subsidy did not escalate.

Net Periodic Benefit Cost by South Deep (Detail) (South Deep Gold Mine, USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
South Deep Gold Mine
Service costs
Net periodic benefit cost

Employee Benefit Plans - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended					12 Months Ended										12 Months Ended				12 Months Ended						12 Months Ended									6 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended				6 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) Year	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Dec. 31, 2011 South Deep Gold Mine USD ($)	Dec. 31, 2010 South Deep Gold Mine USD ($)	Dec. 31, 2011 2005 Share Plan Restricted Stock USD ($)	Dec. 31, 2010 2005 Share Plan Restricted Stock	Jun. 30, 2010 2005 Share Plan Restricted Stock	Jun. 30, 2009 2005 Share Plan Restricted Stock	Jun. 30, 2008 2005 Share Plan Restricted Stock	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2008 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Minimum	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Maximum	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights South Africa Rand ZAR	Dec. 31, 2011 GF Management Incentive Scheme ZAR	Jun. 30, 2001 GF Management Incentive Scheme	Dec. 31, 2010 GF Management Incentive Scheme	Jun. 30, 2010 GF Management Incentive Scheme	Jun. 30, 2009 GF Management Incentive Scheme	Jun. 30, 2008 GF Management Incentive Scheme	Dec. 31, 2011 GF Management Incentive Scheme Minimum	Dec. 31, 2011 GF Management Incentive Scheme Maximum	Jun. 30, 2008 Gold Fields Limited 2005 Non-Executive Director Share Plan USD ($)	Nov. 04, 2009 Gold Fields Limited 2005 Non-Executive Director Share Plan	Dec. 31, 2011 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Dec. 31, 2010 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Jun. 30, 2010 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Jun. 30, 2009 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Jun. 30, 2008 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Dec. 31, 2010 Broad-based BEE consortium (BEECO)	Dec. 31, 2011 Broad-based BEE consortium (BEECO)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) South Deep Gold Mine USD ($)	Dec. 31, 2011 Broad-based BEE consortium (BEECO) South Deep Gold Mine USD ($)	Dec. 23, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited Excluding South Deep	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option Person	Dec. 22, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Preferred Stock Dividends South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Equity Component Equivalent South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Common Class B South Deep Gold Mine ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	$ 43	$ 87.8	$ 76	$ 57
Incremental fair value resulting from the modification amounts							17.1																						0.5
Options exercisable												0
Vesting period after grant date																	3 years
Expiration period from grant date																		6 years
SARS exercisable, average exercise price																			$ 13.27	107.91
Options to purchase ordinary shares, outstanding							7,369,112	7,650,081	8,438,663	6,831,964	5,396,887	5,030,143	5,270,597	5,660,272	4,609,626	3,837,937					311,225		976,533	1,352,633	2,304,421	4,212,219					41,900	98,878	135,878	100,200	80,600
Options to purchase ordinary shares, outstanding in the period, exercise price range, lower limit																					60.4
Options to purchase ordinary shares, outstanding in the period, exercise price range, upper limit																					140.66
Option expiration date																											Jan 3, 2012	Aug 18, 2013
Option exercising term																					Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors.
Issued ordinary share capital reserved for issuance under all share schemes, percentage																					5.00%	5.00%
Shares reserved for issuance																					35,309,563	22,791,830								47,300
Options to purchase ordinary shares, exercised in the period, market price range, lower limit																					46.23
Options to purchase ordinary shares, exercised in the period, market price range, upper limit																					125.37
Compensation cost related to awards not yet recognized under all four schemes		91.6
Compensation cost related to awards not yet recognized under all four schemes, period of recognition		3
Stock Ownership Per Regulatory Requirement, Percentage																																					26.00%	10.00%			10.75%	1.00%					10.00%
Equity Empowerment Transactions, Description																																				Gold Fields implemented three empowerment transactions which are aimed at complying with the 2014 BEE equity ownership targets.
South African Equity Empowerment Transactions	297.6
Share-based compensation costs, Stock Ownership Plan																																									171.9
Share-based compensation costs	27	66.4	53.9	33.7																																		115.5			10.2				21.2	94.3
Employee stock ownership plan, shares issued																																								600,000	13,500,000
Employee stock ownership plan, number of employees																																											47,000
Share-based compensation costs, closing price																																								118.51				122.79
Employee stock ownership plan, market discount rate																																											25.80%
Employee stock ownership plan, minimum restriction period																																											15 years
Percent of ownership interest acquired																																														100.00%
Number of shares issued	720,796,887	723,735,186	705,903,511																																												10,000,000
Ordinary dividend entitlement, per share																																															2
Ordinary shares conversion basis																																															The Class B ordinary shares will convert one-third after ten years and a third thereafter on each fifth year anniversary. For accounting purposes, the dividend represents a liability of Gold Fields to the Class B ordinary shareholders and qualifies as a share-based compensation.
Number Class B ordinary shares will be converted after ten years																																															33.00%
Number Class B ordinary shares will be converted on each fifth year anniversary																																															33.00%
Dividends payable	$ 8.4	$ 3			$ 3.4	$ 2.7																																$ 2.7	$ 3.4
Effective interest rate used to discount future dividend payments																																															9.55%

Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted Under Share Plan (Detail)	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2009 Stock Appreciation Rights ZAR	Dec. 31, 2011 2005 Share Plan South Africa Rand ZAR	Dec. 31, 2010 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2010 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2009 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2008 2005 Share Plan South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan U.S. Dollar USD ($)	Dec. 31, 2010 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2010 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2009 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2008 2005 Share Plan U.S. Dollar USD ($)	Dec. 31, 2010 2005 Share Plan Restricted Stock	Dec. 31, 2011 2005 Share Plan Restricted Stock	Jun. 30, 2010 2005 Share Plan Restricted Stock	Jun. 30, 2009 2005 Share Plan Restricted Stock	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights U.S. Dollar USD ($)
Number of Options
Beginning Balance															8,438,663	7,650,081	6,831,964	5,396,887	5,660,272	5,270,597	4,609,626	3,837,937
Granted during the period															381,115	3,165,342	3,177,552	2,616,171	307,070	1,638,484	1,564,217	1,311,271
Exercised and released															(355,779)	(2,559,552)	(341,309)	(73,954)	(13,329)	(1,247,317)
Forfeited															(753,918)	(886,759)	(619,793)	(880,240)	(683,416)	(631,621)	(513,571)	(539,582)
Conditions for vesting not met															(60,000)		(609,751)	(226,900)
Ending Balance															7,650,081	7,369,112	8,438,663	6,831,964	5,270,597	5,030,143	5,660,272	4,609,626
Average price
Granted during the period					119.17	103.66	90.84	108.9		$ 16.51	$ 14.52	$ 11.98	$ 12.09
Exercised and released					111.06	103.07				$ 15.38	$ 14.44
Forfeited					110.69	104.01	109.4	121.07		$ 15.33	$ 14.57	$ 14.43	$ 13.44
Conditions for vesting not met
Average price, at end of year	119.17	93.89	90.84	108.9	107.91	105.53	106	111.5	112.73	$ 13.27	$ 15.63	$ 14	$ 13.83	$ 14.09									107.91	$ 13.27

2005 Shares Plan Options Outstanding (Detail)	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2009 Stock Appreciation Rights ZAR	Dec. 31, 2011 2005 Share Plan South Africa Rand ZAR	Dec. 31, 2010 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2010 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2009 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2008 2005 Share Plan South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan U.S. Dollar USD ($)	Dec. 31, 2010 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2010 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2009 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2008 2005 Share Plan U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Year	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2008 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 1 Year	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 1 South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 1 U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 2 Year	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 2 South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 2 U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 3 Year	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 3 South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 3 U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 4 Year	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 4 South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Range 4 U.S. Dollar USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, Price range, lower limit																							60	$ 7.38		85	$ 10.46		110	$ 13.53		135	$ 16.61
Outstanding options, Contractual life (in years)															3.83							2.95			3.5			4.28			6.01
Outstanding options, Price range, upper limit																							84.99	$ 10.45		109.99	$ 13.52		134.99	$ 16.6		159.99	$ 19.68
Outstanding options, Number of options															5,030,143	5,270,597	5,660,272	4,609,626	3,837,937			3,400			3,000,076			1,991,517			35,150
Outstanding options, Weighted average exercise price	119.17	93.89	90.84	108.9	107.91	105.53	106	111.5	112.73	$ 13.27	$ 15.63	$ 14	$ 13.83	$ 14.09						107.91	$ 13.27		69.48	$ 8.55		99.82	$ 12.28		120.2	$ 14.79		136.29	$ 16.76

Options Granted Under GF Management Incentive Scheme (Detail) (GF Management Incentive Scheme)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2011 South Africa Rand ZAR	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2011 U.S. Dollar USD ($)	Dec. 31, 2010 U.S. Dollar USD ($)	Jun. 30, 2010 U.S. Dollar USD ($)	Jun. 30, 2009 U.S. Dollar USD ($)	Jun. 30, 2008 U.S. Dollar USD ($)
Number of Options
Beginning Balance	1,352,633	976,533	2,304,421	4,212,219
Exercised and released	(348,430)	(614,340)	(778,172)	(1,367,882)
Forfeited	(27,670)	(50,968)	(173,616)	(539,916)
Ending Balance	976,533	311,225	1,352,633	2,304,421
Average option price
Exercised and released					72.33	75.4	74.62	69.69		$ 10.02	$ 10.56	$ 9.84	$ 7.73
Forfeited					118.63	96.06	97.01	105.39		$ 16.43	$ 13.45	$ 12.8	$ 11.7
Average price, at end of year					73.48	75.85	76.15	77.2	78.38	$ 9.04	$ 11.24	$ 10.06	$ 9.58	$ 9.8

Directors Affected by GF Management Scheme Modification (Detail) (GF Management Incentive Scheme, ZAR)	Dec. 31, 2011 Year	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options	311,225	976,533	1,352,633	2,304,421	4,212,219
Contractual life extended by (years)	0.31
Nicholas J. Holland
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		191,500	13,334	172,499
Weighted average price (Rand)		75.44	46.23	76.59
Contractual life extended by (years)		0.8	0.87	0.38
Paul Schmidt
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		15,934
Weighted average price (Rand)		74.75
Contractual life extended by (years)		0.64
Kofi Ansah
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		6,700		6,700
Weighted average price (Rand)		68.59		68.59
Contractual life extended by (years)		0.5		0.39
Rupert L. Pennant-Rea
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		20,000	5,000	25,000
Weighted average price (Rand)		78.49	110.03	84.79
Contractual life extended by (years)		0.5	0.71	0.39
Chris I. Von Christierson
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		10,000	10,000	20,000
Weighted average price (Rand)		88.38	110.03	99.21
Contractual life extended by (years)		0.5	0.71	0.39
Alan J. Wright
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options			10,000	55,000
Weighted average price (Rand)			110.03	68.41
Contractual life extended by (years)			0.71	0.39
Terence P. Goodlace
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options				3,167
Weighted average price (Rand)				154.65
Contractual life extended by (years)				0.01

GF Management Scheme Options Outstanding (Detail) (GF Management Incentive Scheme)	12 Months Ended														12 Months Ended									12 Months Ended
	Dec. 31, 2011 ZAR Year	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Dec. 31, 2011 Range 1 Year	Dec. 31, 2011 Range 2 Year	Dec. 31, 2011 Range 3 Year	Dec. 31, 2011 Range 4 Year	Dec. 31, 2011 South Africa Rand ZAR	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2011 South Africa Rand Range 1 ZAR	Dec. 31, 2011 South Africa Rand Range 2 ZAR	Dec. 31, 2011 South Africa Rand Range 3 ZAR	Dec. 31, 2011 South Africa Rand Range 4 ZAR	Dec. 31, 2011 U.S. Dollar USD ($)	Dec. 31, 2010 U.S. Dollar USD ($)	Jun. 30, 2010 U.S. Dollar USD ($)	Jun. 30, 2009 U.S. Dollar USD ($)	Jun. 30, 2008 U.S. Dollar USD ($)	Dec. 31, 2011 U.S. Dollar Range 1 USD ($)	Dec. 31, 2011 U.S. Dollar Range 2 USD ($)	Dec. 31, 2011 U.S. Dollar Range 3 USD ($)	Dec. 31, 2011 U.S. Dollar Range 4 USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercisable options, Price range, lower limit	60.4														60	85	110	135						$ 7.38	$ 10.46	$ 13.53	$ 16.61
Exercisable options, Contractual life (in years)	0.31					0.24	0.34	1.03	1.16
Exercisable options, Price range, upper limit	140.66														84.99	109.99	134.99	159.99						$ 10.45	$ 13.52	$ 16.6	$ 19.68
Exercisable options, Number of options	311,225	976,533	1,352,633	2,304,421	4,212,219	260,926	28,499	14,000	7,800
Exercisable options, Weighted average exercise price										73.48	75.85	76.15	77.2	78.38	67.54	90.67	111.66	140.66	$ 9.04	$ 11.24	$ 10.06	$ 9.58	$ 9.8	$ 8.31	$ 11.15	$ 13.73	$ 17.3

Restricted Shares Granted (Detail) (Restricted Stock, Gold Fields Limited 2005 Non-Executive Director Share Plan)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Restricted Stock | Gold Fields Limited 2005 Non-Executive Director Share Plan
Number of Restricted Shares
Beginning Balance	135,878	98,878	100,200	80,600
Granted during the period			47,300	52,600
Exercised and released	(37,000)	(56,978)	(11,622)	(33,000)
Forfeited
Ending Balance	98,878	41,900	135,878	100,200

Details of GF Non-Executive Director Share Plan (Detail) (GF Non-Executive Director Share Plan)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2011 South Africa Rand ZAR	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2011 U.S. Dollar USD ($)	Dec. 31, 2010 U.S. Dollar USD ($)	Jun. 30, 2010 U.S. Dollar USD ($)	Jun. 30, 2009 U.S. Dollar USD ($)	Jun. 30, 2008 U.S. Dollar USD ($)
Number of Options
Beginning Balance	81,700	36,700	81,700	146,700
Granted during the year
Exercised and released	(20,000)	(36,700)		(25,000)
Forfeited	(25,000)			(40,000)
Ending Balance	36,700		81,700	81,700
Average option price
Granted during the year
Exercised and released					79.37	78.49		43.7		$ 10.99	$ 10.99		$ 4.85
Forfeited						110.03		99.21			$ 15.41		$ 11.01
Average price, at end of year						79.37	88.54	88.54	83.81		$ 11.76	$ 11.7	$ 10.99	$ 10.48

Assumptions used to Value Options (Detail) (ZAR)	6 Months Ended	12 Months Ended
	Dec. 31, 2010 Year	Dec. 31, 2011 Year	Jun. 30, 2010 Year	Jun. 30, 2009 Year
Stock Appreciation Rights
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average exercise price-Rand	93.89	119.17	90.84	108.9
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.20%	46.40%	52.00%	51.70%
Expected term, minimum (years)	3	5.9	3	3
Expected term, maximum (years)	4.2		4.2	4.2
Expected dividend yield	1.00%	1.70%	1.00%	1.80%
Weighted average risk free interest rate	6.90%	6.90%	7.90%	6.90%
Weighted average fair value-Rand	55.06	51.66	43.82	45.9
Restricted Stock
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.10%	64.10%	50.40%	67.80%
Expected term (years)	3	3	3	3
Expected dividend yield	1.90%	1.70%	1.40%	2.30%
Weighted average risk free interest rate	0.20%	0.20%	0.20%	0.60%
Weighted average fair value-Rand	191.38	206.27	155.78	209.4

Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Derivative [Line Items]
Unrealized gain, included in Accumulated other comprehensive income/loss		$ 0.5
Percentage of assets classified within level 3 of fair value hierarchy to total assets and liabilities measured at fair value		1.00%
Commodity Contract
Derivative [Line Items]
LME copper prices, average (per ton)	7,828	8,836	6,651
LME copper prices, average provisional price (per ton)		8,160
Applicable forward copper price		7,643
Commodity Contract | Sales
Derivative [Line Items]
Gain (loss) on mark-to-market value of contracts		$ (20.6)

Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Financial assets
Cash and cash equivalents	$ 744	$ 809.5	$ 500.7	$ 357.5	$ 253.7
Receivables	483.4	411.4	305.4
Non-current investments	272.2	344.3	254.3
Financial liabilities
Long-term loans	1,360.7	1,136.6	430
Accounts payable and provisions	669.9	670.6	551.9
Interest payable	11.2	4.1	4.5
Short-term loans and current portion of long-term loans	547	261.7	691.1
Other non-current liabilities	13.5	19.7
Carrying value
Financial assets
Cash and cash equivalents	744	809.5	500.7
Receivables	483.4	411.4	305.4
Non-current investments	272.2	344.3	254.3
Financial liabilities
Long-term loans	1,360.7	1,136.6	430
Accounts payable and provisions	669.9	670.6	551.9
Interest payable	11.2	4.1	4.5
Short-term loans and current portion of long-term loans	547	261.7	691.1
Other non-current liabilities	13.5	19.7
Fair value
Financial assets
Cash and cash equivalents	744	809.5	500.7
Receivables	483.4	411.4	305.4
Non-current investments	272.2	344.3	254.3
Financial liabilities
Long-term loans	1,263	1,107.5	430
Accounts payable and provisions	669.9	670.6	551.9
Interest payable	11.2	4.1	4.5
Short-term loans and current portion of long-term loans	547	261.2	691.1
Other non-current liabilities	$ 13.5	$ 19.7

Financial Assets Measured at Fair Value by Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Assets:
Listed investments	$ 77.3	$ 124.4	$ 76.8
Investments held by environmental trust funds	161.5	168.5	133.8
Unlisted investments	2.6	1.7	1.3
Trade receivable from provisional copper concentrate sales, net	88.4	83.2	45.7
Assets, Fair Value Disclosure, Total	329.8	377.8	257.6
Level 1
Assets:
Listed investments	77.3	124.4	76.8
Investments held by environmental trust funds	122.5	120	80.3
Assets, Fair Value Disclosure, Total	199.8	244.4	157.1
Level 2
Assets:
Investments held by environmental trust funds	39	48.5	53.5
Trade receivable from provisional copper concentrate sales, net	88.4	83.2	45.7
Assets, Fair Value Disclosure, Total	127.4	131.7	99.2
Level 3
Assets:
Unlisted investments	2.6	1.7	1.3
Assets, Fair Value Disclosure, Total	$ 2.6	$ 1.7	$ 1.3

Changes in Fair value of Level 3 Financial Assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Derivative [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Beginning Balance	$ 1.3	$ 1.7	$ 0.8
Additions		0.4	0.9
Settlements	(0.8)		(0.7)
Impairments			(0.5)
Unrealized gain	1.2	0.5	0.8
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Ending Balance	$ 1.7	$ 2.6	$ 1.3

Interest Paid Included in Net Cash Provided by Operating Activities (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Other Significant Noncash Transactions [Line Items]
Interest paid before capitalization	$ 36.4	$ 63.6	$ 71.7	$ 137.5

Additional Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Other Significant Noncash Transactions [Line Items]
Gain (Loss) on mark-to-market of listed investments	$ 28.8	$ (26.4)	$ 24.9	$ (122.4)

Commitment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	$ 1,243.1	$ 1,291.6	$ 1,252.8
Other guarantees	1.7	2.2	2.6
Ifrs Capital Expenditure - Authorized | SOUTH AFRICA | Driefontein Kloof Complex
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	373.7	375.2	342.4
Ifrs Capital Expenditure - Authorized | SOUTH AFRICA | Beatrix
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	87.1	96.8	87.2
Ifrs Capital Expenditure - Authorized | SOUTH AFRICA | South Deep Gold Mine
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	433.1	573.4	568.9
Ifrs Capital Expenditure - Authorized | GHANA | Tarkwa Mine
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	126.5	67.7	148.9
Ifrs Capital Expenditure - Authorized | GHANA | Damang
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	16.9	53.1	7.5
Ifrs Capital Expenditure - Authorized | PERU | Cerro Corona
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	44.7	44	29.4
Ifrs Capital Expenditure - Authorized | AUSTRALIA | St Ives
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	150.3	22.3	58.1
Ifrs Capital Expenditure - Authorized | AUSTRALIA | Agnew
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	10.4	59	10.2
Ifrs Capital Expenditure - Authorized | Other Countries
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	0.4	0.1	0.2
Ifrs Capital Expenditure - Contracted
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	$ 245.7	$ 167.4	$ 236.9

Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 1.7	$ 2.2	$ 2.6
Department of Minerals and Energy in South Africa
Commitments and Contingencies Disclosure [Line Items]
Guarantees	1.2
Guarantee Type, Other
Commitments and Contingencies Disclosure [Line Items]
Guarantees	0.5
Ghanaian and Australian Asset Retirement Obligation
Commitments and Contingencies Disclosure [Line Items]
Guarantees	56.3	49.3	45
Total Guarantees
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 1.7

Contingent Liabilities - Additional Information (Detail) (ZAR) In Millions, unless otherwise specified	Mar. 31, 2008 Randgold and Exploration Summons	Dec. 31, 2010 South Deep Gold Mine
Commitments and Contingencies Disclosure [Line Items]
Randgold and Exploration summons, highest claims	12,000
Randgold and Exploration summons, lowest claims	11,000
Randgold and Exploration summons, alternative claims	519
GFO interest in the South Deep Mine		50.00%

Lines Of Credit - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Line of Credit Facility [Line Items]
Unused lines of credit	$ 1,429.1	$ 1,685.7	$ 1,173.7

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 14, 2011	Apr. 21, 2009 Gold Fields Operations	Dec. 31, 2010 Rand Refinery Limited	Dec. 31, 2011 Rand Refinery Limited	Jun. 30, 2010 Rand Refinery Limited	Nov. 21, 2010 Rand Refinery Limited	Dec. 31, 2011 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Peotona Gold (Proprietary) Limited Gold Fields Operations	Oct. 14, 2011 Western Areas Prospecting
Related Party Transaction [Line Items]
Ownership Interests, percent				34.90%						100.00%
Refining fees			$ 1,400,000	$ 1,700,000	$ 1,200,000
Agreement with GFL Mining Services Limited regarding Gold Fields' South African gold production, maximum percentage allowed to sell						50.00%
Cheryl A. Carolus, a non-executive director of Gold Fields, economic interest							25.00%
Cheryl A. Carolus, a non-executive director of Gold Fields, voting interest							51.00%
Ownership interest in Western Areas Prospecting (Proprietary) Limited		74.00%						26.00%
Option to acquire Peotona Gold interest in Western Areas Prospecting (Proprietary) Limited									26.00%
Percentage of ownership interest acquired from Peotona Gold	0.26
Amount of cash paid to acquire Peotona Gold	$ 6,300,000

SUBSEQUENT EVENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 22, 2011 GHANA	Mar. 09, 2012 Change in Income Tax Rate GHANA	Dec. 31, 2011 Change in Income Tax Rate GHANA	Mar. 09, 2012 Before Amendment GHANA	Mar. 09, 2012 Before Amendment GHANA First year	Mar. 09, 2012 Before Amendment GHANA Annually thereafter	Mar. 09, 2012 After Amendment GHANA	Dec. 31, 2011 Jan 1, 2012 After Amendment SOUTH AFRICA	Dec. 31, 2011 Jan 1, 2012 Before Amendment SOUTH AFRICA	Sep. 30, 2010 Far Southeast (FSE) Deposit The Philippines Exploration Project or Asset	Sep. 30, 2011 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets Exploration Project or Asset	Sep. 30, 2010 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets Exploration Project or Asset	Dec. 31, 2011 Far Southeast (FSE) Deposit The Philippines Lepanto Consolidated Mining Company Exploration Project or Asset	Mar. 22, 2012 Far Southeast (FSE) Deposit Acquisition The Philippines Exploration Project or Asset
Subsequent Event [Line Items]
Statutory income tax rate		35.00%	25.00%					34.00%	43.00%
Percentage of capital allowances on mining assets					80.00%	20.00%	20.00%
Percentage of capital allowances on mining assets to be written down annually						50.00%
Upliftment allowance expired				5.00%
Expiration of National Fiscal Stabilisation Levy, percentage				5.00%
Windfall profit tax		10.00%
Percentage of options in gold-copper Far Southeast (FSE) exercised														40.00%
Cash paid to acquire ownership interest through exercise of options	$ 667													$ 110
Pre-agreed acquisition price for a 60% interest in FSE, initial non-refundable down payment												44
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment											66
Pre-agreed acquisition price for a 60% interest in FSE											220
Pre-agreed acquisition price for interest in FSE										$ 340			$ 110
Percentage to acquire undeveloped gold-copper Far Southeast (FSE) deposit under option agreement with Lepanto Consolidated Mining Company and Liberty Express Assets										60.00%		40.00%	20.00%

Segment Results and Assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Statement of operations
Revenue	$ 2,564.2		$ 5,800.1		$ 4,164.3		$ 3,228.3
Operating costs	(1,508.2)	[1]	(3,109.4)	[2]	(2,647.6)	[3]	(2,085.3)	[4]
Gold inventory change	5.6	[5]	77.2	[5]	29.4	[5]	34.7	[5]
Operating profit	1,061.6		2,767.9		1,546.1		1,177.7
Amortization and depreciation	(389.4)		(745.3)		(631.3)		(433.6)
Net operating profit/(loss)	672.2		2,022.6		914.8		744.1
Exploration expenditure	(50.9)		(120.5)		(82.5)		(58)
Feasibility and evaluation	(9.3)		(95.2)
Other items as detailed in statement of operations	(373.8)		(149.4)		19.1		(134.9)
Royalty	(43.3)		(149.7)
Current taxation	(159.5)		(436.5)		(234)		(172.9)
Deferred taxation	25.7		(115.5)		(124.4)		(91.7)
Profit/(loss) after taxation	61.1		955.8		493		286.6
Balance sheet
Total assets	10,710		10,077.4		9,181.4
Total liabilities excluding deferred tax	2,562.5		3,197.3		2,052.8
Deferred tax liability/(asset)	1,065.3		1,027.8		990.2
Capital expenditure	593.6		1,153		913.1
Corporate and Other
Statement of operations
Operating costs	(33.1)	[1],[6]	(31)	[2],[6]
Operating profit	(33.1)	[6]	(31)	[6]
Amortization and depreciation	(10.9)	[6]	(20.4)	[6]	(19.1)	[6]	(16.2)	[6]
Net operating profit/(loss)	(44)	[6]	(51.4)	[6]	(19.1)	[6]	(16.2)	[6]
Exploration expenditure	(49.1)	[6]	(101.6)	[6]	(80.9)	[6]	(56.4)	[6]
Feasibility and evaluation	(9.3)	[6]	(17.4)	[6]
Other items as detailed in statement of operations	(117.6)	[6]	(15.3)	[6]	145.2	[6]	(74.8)	[6]
Current taxation	(18.1)	[6]	(55.5)	[6]	(29.9)	[6]	(16.2)	[6]
Deferred taxation	(0.6)	[6]	43.9	[6]	3.5	[6]	21.1	[6]
Profit/(loss) after taxation	(238.7)	[6]	(197.3)	[6]	18.8	[6]	(142.5)	[6]
Balance sheet
Total assets	4,370.8	[7]	3,643	[6]	3,812.6	[6]
Total liabilities excluding deferred tax	1,427.7	[7]	1,949.5	[6]	1,109.2	[6]
Deferred tax liability/(asset)	(33.1)	[7]	(77.3)	[6]	(33)	[6]
Capital expenditure	4.7	[6]	102.5	[6]	4.5	[6]
Reconciling items
Statement of operations
Operating costs	(43.6)	[1]	(126.5)	[2]	(118.5)	[3]	(106)	[4]
Gold inventory change	(4.7)	[5]	1.4	[5]	5.9	[5]	11.4	[5]
Operating profit	(48.3)		(125.1)		(112.6)		(94.6)
Amortization and depreciation	(0.4)		38.1		6.9		26.3
Net operating profit/(loss)	(48.7)		(87)		(105.7)		(68.4)
Exploration expenditure	(1.8)		(5.3)		(1.6)		(1.6)
Feasibility and evaluation			(77.8)
Other items as detailed in statement of operations	(1.4)		0.6		4.4		20.1
Deferred taxation	33.2		48.4		21.7		(3.4)
Profit/(loss) after taxation	(18.7)		(121.1)		(81.2)		(53.3)
Balance sheet
Total assets	182.4		(174.9)		153.6
Total liabilities excluding deferred tax	(12)		(55.2)		(27.6)
Deferred tax liability/(asset)	19.4		(60.3)		46.6
Capital expenditure	(56.4)		(260.2)		(108.2)
SOUTH AFRICA | Driefontein Kloof Complex
Statement of operations
Revenue	814.3		1,745.5
Operating costs	(533.6)	[1]	(1,032.2)	[2]
Operating profit	280.7		713.4
Amortization and depreciation	(122.5)		(230.4)
Net operating profit/(loss)	158.2		483
Other items as detailed in statement of operations	(148.9)		(56.3)
Royalty	(11.8)		(35.5)
Current taxation	(20.5)		(88.5)
Deferred taxation	33.7		(39.7)
Profit/(loss) after taxation	10.7		263.2
Balance sheet
Total assets	1,937.9		1,714.5
Total liabilities excluding deferred tax	437.1		414.2
Deferred tax liability/(asset)	525.6		471.6
Capital expenditure	177.3		318.6
SOUTH AFRICA | Beatrix
Statement of operations
Revenue	259.1		555.4		424.7		339.1
Operating costs	(172.8)	[1]	(333.6)	[2]	(299.9)	[3]	(226.1)	[4]
Operating profit	86.3		221.8		124.8		113
Amortization and depreciation	(36.9)		(71.2)		(71.5)		(48.3)
Net operating profit/(loss)	49.4		150.6		53.3		64.7
Other items as detailed in statement of operations	(47.7)		(11.2)		(6.4)		(7)
Royalty	(1.3)		(4.6)
Current taxation	(0.4)		(0.3)		(1)		(0.1)
Deferred taxation	(7.9)		(43.4)		(18.6)		(21.8)
Profit/(loss) after taxation	(7.9)		91.1		27.3		35.8
Balance sheet
Total assets	237.5		225		140.5
Total liabilities excluding deferred tax	(93)		(103.5)		(114.9)
Deferred tax liability/(asset)	128.9		145.6		107.5
Capital expenditure	42.7		84.6		85.8
SOUTH AFRICA | South Deep Gold Mine
Statement of operations
Revenue	188.2		427.5		288.7		155.2
Operating costs	(139.5)	[1]	(296.2)	[2]	(220.9)	[3]	(131.9)	[4]
Operating profit	48.7		131.3		67.8		23.3
Amortization and depreciation	(37.8)		(76.7)		(59.7)		(31.4)
Net operating profit/(loss)	10.9		54.6		8.1		(8.1)
Other items as detailed in statement of operations	(22.9)		(15.1)		(24.8)		6.1
Royalty	(0.9)		(2.1)
Current taxation					(0.5)
Deferred taxation	(0.6)	[7]	(17.1)	[7]	6.5	[7]	0.8	[7]
Profit/(loss) after taxation	(13.5)		20.3		(10.7)		(1.2)
Balance sheet
Total assets	126.6		153		132
Total liabilities excluding deferred tax	67.5		66.9		78.9
Deferred tax liability/(asset)	0.6		15.8
Capital expenditure	140.5		274.6		212.8
SOUTH AFRICA | Driefontein
Statement of operations
Revenue					770.9		726.5
Operating costs					(505.6)	[3]	(391.8)	[4]
Operating profit					265.3		334.7
Amortization and depreciation					(82)		(69.4)
Net operating profit/(loss)					183.3		265.3
Other items as detailed in statement of operations					(12)		(21)
Current taxation					(32.6)		(66.9)
Deferred taxation					(26.5)		(19.6)
Profit/(loss) after taxation					112.2		157.8
Balance sheet
Total assets					1,076.5
Total liabilities excluding deferred tax					307.2
Deferred tax liability/(asset)					263.6
Capital expenditure					150.3
SOUTH AFRICA | Kloof
Statement of operations
Revenue					613.2		562.3
Operating costs					(451.8)	[3]	(342.3)	[4]
Operating profit					161.4		220
Amortization and depreciation					(105.6)		(76.9)
Net operating profit/(loss)					55.8		143.1
Other items as detailed in statement of operations					(14.1)		(17)
Current taxation					(3.7)		(28.2)
Deferred taxation					(15.4)		(12.2)
Profit/(loss) after taxation					22.6		85.7
Balance sheet
Total assets					661.2
Total liabilities excluding deferred tax					142.8
Deferred tax liability/(asset)					236.9
Capital expenditure					145.7
GHANA | Tarkwa Mine
Statement of operations
Revenue	468.1		1,122.9		790.1		537.2
Operating costs	(205.4)	[1]	(436.4)	[2]	(387)	[3]	(338.1)	[4]
Gold inventory change	(2.8)	[5]	65	[5]	11.4	[5]	18	[5]
Operating profit	259.9		751.6		414.5		217.1
Amortization and depreciation	(43.5)		(104.9)		(111)		(55)
Net operating profit/(loss)	216.4		646.6		303.5		162.1
Other items as detailed in statement of operations	(11.6)		(21.5)		(10.9)		(14.3)
Royalty	(8.7)		(51)
Current taxation	(54.8)		(150.7)		(70.3)		(16.1)
Deferred taxation	(5.7)		(22)		(34.4)		(31.8)
Profit/(loss) after taxation	135.6		401.4		187.9		99.9
Balance sheet
Total assets	1,193.3		1,435.9		1,059
Total liabilities excluding deferred tax	189.4		323.9		144.6
Deferred tax liability/(asset)	185.7		207.7		180
Capital expenditure	116.6		218.9		148.6
GHANA | Damang
Statement of operations
Revenue	152.1		340.8		226.9		175.7
Operating costs	(73.9)	[1]	(142.1)	[2]	(130.7)	[3]	(132.4)	[4]
Gold inventory change	0.5	[5]	1.9	[5]	(2.1)	[5]	2.3	[5]
Operating profit	78.7		200.6		94.1		45.6
Amortization and depreciation	(12.7)		(26.7)		(17.2)		(18.8)
Net operating profit/(loss)	66		173.9		76.9		26.8
Other items as detailed in statement of operations	(6)		(15)		(3.3)		(9.6)
Royalty	(3.1)		(15.5)
Current taxation	(18.6)		(29.8)		(28.3)		(8.3)
Deferred taxation	1.2		(13.2)		0.5		0.3
Profit/(loss) after taxation	39.5		100.5		45.8		9.2
Balance sheet
Total assets	250		344.2		177.4
Total liabilities excluding deferred tax	70.5		99.2		36.7
Deferred tax liability/(asset)	15.8		29.1		17.1
Capital expenditure	56.3		87.8		29.8
AUSTRALIA
Statement of operations
Revenue	415.8		1,047.3		638.4		548.5
Operating costs	(228.9)	[1]	(553.9)	[2]	(398.2)	[3]	(330.3)	[4]
Gold inventory change	11	[5]	9	[5]	12.9	[5]	(1.1)	[5]
Operating profit	197.9		502.4		253.1		217.1
Amortization and depreciation	(95.6)		(194.5)		(116.8)		(104.9)
Net operating profit/(loss)	102.3		307.9		136.3		112.2
Exploration expenditure			(9.4)
Other items as detailed in statement of operations	(5.6)		0.1		(5.8)		0.4
Royalty	(10.2)		(26.3)
Current taxation					(16.5)		(21)
Deferred taxation	(25.7)		(82.8)		(34.7)		(21.8)
Profit/(loss) after taxation	60.8		189.6		79.3		69.8
Balance sheet
Total assets	1,348.3		1,667.2		1,082.6
Total liabilities excluding deferred tax	186.8		219.5		157.9
Deferred tax liability/(asset)	187.2		270.8		138.2
Capital expenditure	80.5		256.8		158.2
AUSTRALIA | St Ives
Statement of operations
Revenue	313.4		734.2		460.6		378.6
Operating costs	(178.2)	[1]	(415.4)	[2]	(308.9)	[3]	(255.5)	[4]
Gold inventory change	10.3	[5]	3	[5]	13.4	[5]	1.1	[5]
Operating profit	145.5		321.8		165.1		124.3
Amortization and depreciation	(81.5)		(149.9)		(98.6)		(80)
Net operating profit/(loss)	64		171.9		66.5		44.4
Exploration expenditure			(5)
Other items as detailed in statement of operations	(4.2)		0.2		(4.5)		2.1
Royalty		[8]
Current taxation		[8]				[8]		[8]
Deferred taxation		[8]				[8]		[8]
Profit/(loss) after taxation		[8]				[8]		[8]
Balance sheet
Total assets	862.7		1,058.2		701.8
Total liabilities excluding deferred tax	140.9		174.9		125.4
Deferred tax liability/(asset)		[8]				[8]
Capital expenditure	55.5		182.7		103
AUSTRALIA | Agnew
Statement of operations
Revenue	102.4		313.1		177.8		169.9
Operating costs	(50.7)	[1]	(138.5)	[2]	(89.3)	[3]	(74.8)	[4]
Gold inventory change	0.7	[5]	6	[5]	(0.5)	[5]	(2.2)	[5]
Operating profit	52.4		180.6		88		92.8
Amortization and depreciation	(14.1)		(44.6)		(18.2)		(24.9)
Net operating profit/(loss)	38.3		136		69.8		67.9
Exploration expenditure			(4.4)
Other items as detailed in statement of operations	(1.4)		(0.1)		(1.3)		(1.7)
Royalty		[8]
Current taxation		[8]				[8]		[8]
Deferred taxation		[8]				[8]		[8]
Profit/(loss) after taxation		[8]				[8]		[8]
Balance sheet
Total assets	485.6		609		380.8
Total liabilities excluding deferred tax	45.9		44.6		32.5
Deferred tax liability/(asset)		[8]				[8]
Capital expenditure	25		74.1		55.2
PERU | Cerro Corona
Statement of operations
Revenue	266.6		560.5		411.4		183.8
Operating costs	(77.4)	[1]	(157.4)	[2]	(135)	[3]	(86.4)	[4]
Gold inventory change	1.6	[5]	(0.1)	[5]	1.3	[5]	4.1	[5]
Operating profit	190.8		403		277.7		101.5
Amortization and depreciation	(29.1)		(58.6)		(55.3)		(38.9)
Net operating profit/(loss)	161.7		344.4		222.4		62.6
Exploration expenditure			(4.2)
Other items as detailed in statement of operations	(12.1)		(15.7)		(53.2)		(17.8)
Royalty	(7.3)		(14.7)
Current taxation	(47.1)		(111.7)		(51.2)		(16.1)
Deferred taxation	(1.9)		10.4		(27)		(3.3)
Profit/(loss) after taxation	93.3		208.5		91		25.4
Balance sheet
Total assets	1,063.2		1,069.5		886
Total liabilities excluding deferred tax	288.5		282.8		218
Deferred tax liability/(asset)	35.2		24.9		33.3
Capital expenditure	$ 31.4		$ 69.4		$ 85.6

[1]	Operating costs for management reporting purposes includes: Corporate expenditure-$20.7 million, Environmental rehabilitation-$10.9 million and Employee termination costs-$35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Operating costs for management reporting purposes includes: Corporate expenditure-$25.9 million, Environmental rehabilitation-$24.9 million and Employee termination costs-$32.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs for management reporting purposes includes: Corporate expenditure-$47.5 million, Environmental rehabilitation-$19.3 million and Employee termination costs-$10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Operating costs for management reporting purposes includes: Corporate expenditure-$35.5 million, Environmental rehabilitation-$13.9 million and Employee termination costs-$21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[5]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
[6]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
[7]	Indicative as tax is provided in the holding companies of South Deep.
[8]	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

Segment Results and Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment Reporting Information [Line Items]
Corporate expenditure	$ 20.7	$ 25.9	$ 47.5	$ 35.5
Environmental rehabilitation	10.9	24.9	19.3	13.9
Employee termination costs	$ 35.3	$ 32.8	$ 10.2	$ 21

Breakdown of Reconciling Items (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	$ (373.8)		$ (149.4)		$ 19.1		$ (134.9)
Operating costs	(1,508.2)	[1]	(3,109.4)	[2]	(2,647.6)	[3]	(2,085.3)	[4]
Liabilities excluding deferred income and mining taxes	2,562.5		3,197.3		2,052.8
Gold inventory change	5.6	[5]	77.2	[5]	29.4	[5]	34.7	[5]
Amortization and depreciation	(389.4)		(745.3)		(631.3)		(433.6)
Assets	10,710		10,077.4		9,181.4
Reconciling items
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	(1.4)		0.6		4.4		20.1
Operating costs	(43.6)	[1]	(126.5)	[2]	(118.5)	[3]	(106)	[4]
Liabilities excluding deferred income and mining taxes	(12)		(55.2)		(27.6)
Gold inventory change	(4.7)	[5]	1.4	[5]	5.9	[5]	11.4	[5]
Amortization and depreciation	(0.4)		38.1		6.9		26.3
Exploration, evaluation and feasibility costs	(1.8)	[6]	(83.1)	[6]	(1.6)	[6]	(1.6)	[6]
Assets	182.4		(174.9)		153.6
Reconciling items | Ifrs Provision For Retirement Costs Or Rehabilitation
Segment Reporting Information [Line Items]
Operating costs	0.4	[7]	(2.2)	[7]	1.7	[7]	4.7	[7]
Liabilities excluding deferred income and mining taxes	(12)	[7]	55.2	[7]	(27.6)	[7]
Amortization and depreciation	0.3	[7]	(0.2)	[7]	3.1	[7]	1.3	[7]
Assets	(2.3)	[7]	(49.5)	[7]	(18)	[7]
Reconciling items | Ifrs Original Gold Fields Uniting Of Interests Accounting
Segment Reporting Information [Line Items]
Amortization and depreciation	(2.7)	[8]	(5.6)	[8]	(5.3)	[8]	(5)	[8]
Assets	102.2	[8]	79.9	[8]	94.9	[8]
Reconciling items | Ifrs Gold Fields Purchase Price Net Asset Value Difference
Segment Reporting Information [Line Items]
Amortization and depreciation	(1.7)	[9]	(3.4)	[9]	(3.3)	[9]	(2.8)	[9]
Assets	41.5	[9]	31.3	[9]	38.6	[9]
Reconciling items | Ifrs St Ives And Agnew Valuation Of Traded Equity Securities
Segment Reporting Information [Line Items]
Amortization and depreciation	0.3	[10]	2.1	[10]	0.5	[10]	0.7	[10]
Assets	(2.3)	[10]			(2.3)	[10]
Reconciling items | Ifrs Valuation Of Traded Equity Securities Of Abosso
Segment Reporting Information [Line Items]
Amortization and depreciation	0.1	[11]	1.1	[11]	0.1	[11]	0.2	[11]
Assets	(1.1)	[11]			(1.1)	[11]
Reconciling items | Ifrs South Deep Acquisition Valuation
Segment Reporting Information [Line Items]
Assets	611.2	[12]	507.9	[12]	544.5	[12]
Reconciling items | Ifrs Waste Laybacks Cut Backs
Segment Reporting Information [Line Items]
Operating costs	(52.7)	[13]	(144.4)	[13]	(90)	[13]	(64.3)	[13]
Amortization and depreciation	16.3	[13]	39.6	[13]	54.6	[13]	13.1	[13]
Assets	(250.2)	[13]	(354.8)	[13]	(210.9)	[13]
Reconciling items | Ifrs Amortization Of Ore Resources Reserves
Segment Reporting Information [Line Items]
Amortization and depreciation	(23.2)	[14]	(23.3)	[14]	(37.6)	[14]	0.6	[14]
Assets	(156.1)	[14]	(180.9)	[14]	(113.7)	[14]
Reconciling items | Ifrs Amortizations Inclusion Of Future Mine Development Costs
Segment Reporting Information [Line Items]
Amortization and depreciation	13.5	[15]	34.7	[15]	1.4	[15]	19.9	[15]
Assets	88.7	[15]	123.9	[15]	64.4	[15]
Reconciling items | Ifrs Amortizations Capitalized Borrowing Costs
Segment Reporting Information [Line Items]
Amortization and depreciation	(3.3)	[16]	(6.9)	[16]	(6.6)	[16]	(1.7)	[16]
Assets	(10.9)	[16]	(15.2)	[16]	(6.6)	[16]
Reconciling items | Ifrs On Mine Exploration
Segment Reporting Information [Line Items]
Operating costs	(3.6)	[6]	(22.9)	[6]	(18.3)	[6]	(24.3)	[6]
Assets	(241.8)	[6]	(338.3)	[6]	(206.2)	[6]
Reconciling items | Ifrs Investment In Affiliates
Segment Reporting Information [Line Items]
Assets	15.7	[17]	9.6	[17]	(16.7)	[17]
Reconciling items | Ifrs Deferred Waste Stripping
Segment Reporting Information [Line Items]
Operating costs	12.3	[18]	43	[18]	(11.9)	[18]	(22.1)	[18]
Assets	(84.8)	[18]	(43.6)	[18]	(84.8)	[18]
Reconciling items | Ifrs Inventory Costs Adjustments
Segment Reporting Information [Line Items]
Gold inventory change	(5.3)	[19]	1.3	[19]	4.5	[19]	6.3	[19]
Assets	14.2	[19]	15.7	[19]	18.8	[19]
Reconciling items | Ifrs Impairment Of Agnew
Segment Reporting Information [Line Items]
Assets	(50.9)	[20]	(51.5)	[20]	(44)	[20]
Reconciling items | Ifrs Interest Capitalization Borrowing Costs
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations					(5.2)	[16]	51.7	[16]
Assets	110.6	[16]	91.8	[16]	98.7	[16]
Reconciling items | Ifrs Inventory Stockpiles Impairment Adjustments
Segment Reporting Information [Line Items]
Gold inventory change	0.6	[21]	0.1	[21]	1.4	[21]	5.1	[21]
Assets	(1.3)	[21]	(1.2)	[21]	(2)	[21]
Reconciling items | Ifrs Impairment Of Assets
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							(0.2)	[22]
Reconciling items | Ifrs Mvelaphanda Transaction Interest Paid
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							(32.4)	[23]
Reconciling items | Ifrs Mvelaphanda Transaction Debt Issuance Costs
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							(0.5)	[23]
Reconciling items | Ifrs Mvelaphanda Transaction Profit On Close Out Of Hedge
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							4.9	[23]
Reconciling items | Ifrs Other
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	$ (1.4)		$ 0.6		$ 9.6		$ (3.3)

[1]	Operating costs for management reporting purposes includes: Corporate expenditure-$20.7 million, Environmental rehabilitation-$10.9 million and Employee termination costs-$35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Operating costs for management reporting purposes includes: Corporate expenditure-$25.9 million, Environmental rehabilitation-$24.9 million and Employee termination costs-$32.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs for management reporting purposes includes: Corporate expenditure-$47.5 million, Environmental rehabilitation-$19.3 million and Employee termination costs-$10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Operating costs for management reporting purposes includes: Corporate expenditure-$35.5 million, Environmental rehabilitation-$13.9 million and Employee termination costs-$21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[5]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
[6]	Exploration, feasibility and evaluation costs For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.
[7]	Provision for rehabilitation Amortization of rehabilitation asset The rehabilitation asset's carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge. Revisions to the asset retirement obligation For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP. In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.
[8]	Business combination-formation of Original Gold Fields For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.
[9]	Business combination-formation of Gold Fields For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders' equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.
[10]	Business combination-purchase of St. Ives and Agnew For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.
[11]	Business combination-purchase of Abosso For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.
[12]	Business combinations-purchase of South Deep For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced. For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied. For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity ('economic entity model'). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill ('parent company model').
[13]	Cut-backs For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.
[14]	Amortization of reserves For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of "endowment", is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.
[15]	Amortization-inclusion of future costs For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.
[16]	Interest capitalization For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.
[17]	Investments in equity investees For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.
[18]	Deferred stripping For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.
[19]	Inventory Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.
[20]	Impairment of Agnew For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.
[21]	Inventory stockpiles For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.
[22]	Impairment of assets Prior to fiscal 2003, impairment charges were recorded for management purposes based on discounted cash flows, but not recorded under U.S. GAAP, since the undiscounted cash flows exceeded the carrying amounts of the assets under U.S. GAAP.
[23]	Mvelaphanda transaction - Classification of instrument For management reporting purposes the Mvela loan is split between a debt component and an equity component. Under U.S. GAAP the Mvela loan is classified as debt. - Interest paid Due to the classification of the Mvela loan as debt under U.S. GAAP, additional interest is charged to the income statement. - Debt issuance cost For management reporting purposes debt issuance cost is set off against debt. Under U.S. GAAP debt issuance cost is recorded as a deferred cost within accounts receivable. - Fair value hedge accounting For management reporting purposes only the amortizing swap is treated as a fair value hedge in relation to the debt component of the Mvela loan. Under U.S. GAAP both the amortizing and accreting swap are treated as a fair value hedge as the entire loan is classified as debt. - Profit on close out of hedge For management reporting purposes the profit on close-out of the interest rate swaps was accounted for in earnings at the time the swaps were closed out. Under U.S. GAAP the profit is deferred and amortized to earnings over the life of the hedged item.

Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance And Reserves, Balance, Beginning Balance	$ 195.3	$ 192.5	$ 195.5	$ 186.4
Charged to costs and expenses	(10.3)	(22)	8.3	17.5
Deduction			(0.1)	(2.7)
Foreign currency translation adjustment	7.5	(18.1)	(8.4)	(5.7)
Valuation Allowance And Reserves, Balance, Ending Balance	$ 192.5	$ 152.4	$ 195.3	$ 195.5